UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Report to Stockholders

Calvert
VP S&P MidCap 400 Index Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP S&P MidCap 400 Index Portfolio

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	17.43%	52.81%	13.94%	11.95%
Class F at NAV	10/01/2007	05/03/1999	17.32	52.52	13.68	11.68

S&P MidCap 400® Index	—	—	17.59%	53.24%	14.29%	12.39%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.45%	0.65%
Net	0.33	0.53
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Bio-Techne Corp.	0.7%
Cognex Corp.	0.6
Molina Healthcare, Inc.	0.6
SPDR S&P MidCap 400 ETF Trust	0.6
Fair Isaac Corp.	0.6
SolarEdge Technologies, Inc.	0.6
XPO Logistics, Inc.	0.6
Signature Bank	0.6
Camden Property Trust	0.5
Graco, Inc.	0.5
Total	5.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	S&P MidCap 400® Index is an unmanaged index of 400 U.S. midcap stocks. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500®are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,174.30	$1.78 **	0.33%
Class F	$1,000.00	$1,173.20	$2.86 **	0.53%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.16	$1.66 **	0.33%
Class F	$1,000.00	$1,022.17	$2.66 **	0.53%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	17,564	$ 3,105,315
Curtiss-Wright Corp.	11,065	1,314,080
Hexcel Corp.(1)	22,643	1,412,923
Mercury Systems, Inc.(1)	15,180	1,006,130
		$ 6,838,448
Air Freight & Logistics — 0.6%
XPO Logistics, Inc.(1)	27,544	$ 3,853,130
		$ 3,853,130
Airlines — 0.2%
JetBlue Airways Corp.(1)	85,584	$ 1,436,100
		$ 1,436,100
Auto Components — 1.6%
Adient PLC(1)	25,463	$ 1,150,928
Dana, Inc.	39,934	948,832
Fox Factory Holding Corp.(1)	11,342	1,765,496
Gentex Corp.	65,285	2,160,281
Goodyear Tire & Rubber Co. (The)(1)	75,423	1,293,504
Lear Corp.	14,792	2,592,742
Visteon Corp.(1)	7,692	930,270
		$ 10,842,053
Automobiles — 0.5%
Harley-Davidson, Inc.	41,534	$ 1,903,088
Thor Industries, Inc.	14,965	1,691,045
		$ 3,594,133
Banks — 6.7%
Associated Banc-Corp.	41,302	$ 845,865
BancorpSouth Bank	26,649	754,966
Bank of Hawaii Corp.	11,072	932,484
Bank OZK	32,674	1,377,536
Cathay General Bancorp	20,242	796,725
CIT Group, Inc.	26,776	1,381,374
Commerce Bancshares, Inc.	28,470	2,122,723
Cullen/Frost Bankers, Inc.	15,286	1,712,032
East West Bancorp, Inc.	38,344	2,748,881
F.N.B. Corp.	86,326	1,064,400
First Financial Bankshares, Inc.	38,458	1,889,441
First Horizon Corp.	149,301	2,579,921
Fulton Financial Corp.	44,883	708,254
Glacier Bancorp, Inc.	25,814	1,421,835
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	23,461	$ 1,042,607
Home BancShares, Inc.	40,991	1,011,658
International Bancshares Corp.	15,402	661,362
PacWest Bancorp	31,601	1,300,697
Pinnacle Financial Partners, Inc.	20,568	1,815,949
Prosperity Bancshares, Inc.	25,120	1,803,616
Signature Bank	15,575	3,825,999
Sterling Bancorp	52,057	1,290,493
Synovus Financial Corp.	40,165	1,762,440
Texas Capital Bancshares, Inc.(1)	13,672	868,035
Trustmark Corp.	17,529	539,893
UMB Financial Corp.	11,751	1,093,548
Umpqua Holdings Corp.	59,632	1,100,210
United Bankshares, Inc.	36,264	1,323,636
Valley National Bancorp	109,706	1,473,352
Webster Financial Corp.	24,440	1,303,630
Wintrust Financial Corp.	15,598	1,179,677
		$ 43,733,239
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)	2,526	$ 2,578,541
		$ 2,578,541
Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.(1)	28,133	$ 2,329,975
Emergent BioSolutions, Inc.(1)	12,450	784,226
Exelixis, Inc.(1)	84,705	1,543,325
Halozyme Therapeutics, Inc.(1)	36,176	1,642,752
Ligand Pharmaceuticals, Inc.(1)	4,569	599,407
Neurocrine Biosciences, Inc.(1)	25,555	2,487,013
United Therapeutics Corp.(1)	12,108	2,172,296
		$ 11,558,994
Building Products — 2.0%
Builders FirstSource, Inc.(1)	55,986	$ 2,388,363
Lennox International, Inc.	9,292	3,259,634
Owens Corning	28,235	2,764,206
Simpson Manufacturing Co., Inc.	11,739	1,296,455
Trex Co., Inc.(1)	31,181	3,187,010
		$ 12,895,668
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	11,254	$ 1,735,479
Evercore, Inc., Class A	11,068	1,558,042
FactSet Research Systems, Inc.	10,231	3,433,626
Federated Hermes, Inc., Class B	25,287	857,482

6
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	21,846	$ 1,435,938
Janus Henderson Group PLC	46,119	1,789,879
Jefferies Financial Group, Inc.	54,071	1,849,228
SEI Investments Co.	32,038	1,985,395
Stifel Financial Corp.	28,405	1,842,348
		$ 16,487,417
Chemicals — 2.6%
Ashland Global Holdings, Inc.	14,768	$ 1,292,200
Avient Corp.	24,677	1,213,121
Cabot Corp.	15,523	883,724
Chemours Co. (The)	44,740	1,556,952
Ingevity Corp.(1)	10,819	880,234
Minerals Technologies, Inc.	9,117	717,234
NewMarket Corp.	2,022	651,044
Olin Corp.	38,728	1,791,557
RPM International, Inc.	35,005	3,104,243
Scotts Miracle-Gro Co. (The), Class A	10,991	2,109,393
Sensient Technologies Corp.	11,428	989,208
Valvoline, Inc.	48,943	1,588,690
		$ 16,777,600
Commercial Services & Supplies — 1.7%
Brink's Co. (The)	13,662	$ 1,049,788
Clean Harbors, Inc.(1)	13,568	1,263,724
Healthcare Services Group, Inc.	20,195	637,556
Herman Miller, Inc.	16,170	762,254
IAA, Inc.(1)	36,423	1,986,510
KAR Auction Services, Inc.(1)	33,722	591,821
MSA Safety, Inc.	9,845	1,630,135
Stericycle, Inc.(1)	24,802	1,774,583
Tetra Tech, Inc.	14,639	1,786,544
		$ 11,482,915
Communications Equipment — 0.8%
Ciena Corp.(1)	41,885	$ 2,382,838
Lumentum Holdings, Inc.(1)(2)	20,515	1,682,845
NetScout Systems, Inc.(1)	19,935	568,945
ViaSat, Inc.(1)	18,670	930,513
		$ 5,565,141
Construction & Engineering — 1.3%
AECOM (1)	39,568	$ 2,505,446
Dycom Industries, Inc.(1)	8,394	625,605
EMCOR Group, Inc.	14,746	1,816,560
Fluor Corp.(1)	34,347	607,942
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(1)	15,265	$ 1,619,616
Valmont Industries, Inc.	5,743	1,355,635
		$ 8,530,804
Construction Materials — 0.2%
Eagle Materials, Inc.	11,557	$ 1,642,365
		$ 1,642,365
Consumer Finance — 0.8%
FirstCash, Inc.	11,089	$ 847,643
LendingTree, Inc.(1)	3,010	637,759
Navient Corp.	48,520	937,892
PROG Holdings, Inc.	18,204	876,158
SLM Corp.	87,268	1,827,392
		$ 5,126,844
Containers & Packaging — 0.9%
AptarGroup, Inc.	17,762	$ 2,501,600
Greif, Inc., Class A	7,422	449,402
Silgan Holdings, Inc.	21,186	879,219
Sonoco Products Co.	27,195	1,819,346
		$ 5,649,567
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(1)	13,751	$ 490,086
Graham Holdings Co., Class B	1,117	708,066
Grand Canyon Education, Inc.(1)	12,527	1,127,054
H&R Block, Inc.	49,039	1,151,436
Service Corp. International	45,447	2,435,505
Strategic Education, Inc.	6,744	512,948
WW International, Inc.(1)	13,130	474,518
		$ 6,899,613
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	31,749	$ 1,269,643
		$ 1,269,643
Electric Utilities — 1.0%
ALLETE, Inc.	14,106	$ 987,138
Hawaiian Electric Industries, Inc.	29,510	1,247,683
IDACORP, Inc.	13,654	1,331,265
OGE Energy Corp.	54,105	1,820,633
PNM Resources, Inc.	23,533	1,147,704
		$ 6,534,423

7
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 1.7%
Acuity Brands, Inc.	9,651	$ 1,805,026
EnerSys	11,577	1,131,420
Hubbell, Inc.	14,681	2,742,998
nVent Electric PLC	45,322	1,415,859
Regal Beloit Corp.	10,982	1,466,207
Sunrun, Inc.(1)(2)	43,879	2,447,571
		$ 11,009,081
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.(1)	20,047	$ 2,281,950
Avnet, Inc.	27,314	1,094,745
Belden, Inc.	12,092	611,492
Cognex Corp.	47,735	4,012,127
Coherent, Inc.(1)	6,630	1,752,574
II-VI, Inc.(1)(2)	28,349	2,057,854
Jabil, Inc.	36,197	2,103,770
Littelfuse, Inc.	6,637	1,691,041
National Instruments Corp.	35,572	1,503,984
SYNNEX Corp.	11,212	1,365,173
Vishay Intertechnology, Inc.	35,870	808,869
Vontier Corp.	45,624	1,486,430
		$ 20,770,009
Energy Equipment & Services — 0.2%
ChampionX Corp.(1)	50,611	$ 1,298,172
		$ 1,298,172
Entertainment — 0.2%
Cinemark Holdings, Inc.(1)	30,133	$ 661,420
World Wrestling Entertainment, Inc., Class A(2)	12,234	708,226
		$ 1,369,646
Equity Real Estate Investment Trusts (REITs) — 8.9%
American Campus Communities, Inc.	37,264	$ 1,740,974
Apartment Income REIT Corp.	42,388	2,010,463
Brixmor Property Group, Inc.	80,264	1,837,243
Camden Property Trust	26,403	3,502,886
CoreSite Realty Corp.	11,618	1,563,783
Corporate Office Properties Trust	30,361	849,804
Cousins Properties, Inc.	40,179	1,477,784
CyrusOne, Inc.	33,027	2,362,091
Douglas Emmett, Inc.	44,582	1,498,847
EastGroup Properties, Inc.	10,818	1,779,020
EPR Properties(1)	20,209	1,064,610
First Industrial Realty Trust, Inc.	34,902	1,822,931
Healthcare Realty Trust, Inc.	38,315	1,157,113
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	28,125	$ 1,270,406
Hudson Pacific Properties, Inc.	41,388	1,151,414
JBG SMITH Properties	29,856	940,763
Kilroy Realty Corp.	28,642	1,994,629
Lamar Advertising Co., Class A	23,431	2,446,665
Life Storage, Inc.	20,690	2,221,071
Macerich Co. (The)	45,214	825,156
Medical Properties Trust, Inc.	159,019	3,196,282
National Retail Properties, Inc.	47,457	2,224,784
National Storage Affiliates Trust	18,635	942,186
Omega Healthcare Investors, Inc.	63,546	2,306,084
Park Hotels & Resorts, Inc.(1)	63,921	1,317,412
Pebblebrook Hotel Trust	36,204	852,604
Physicians Realty Trust	57,550	1,062,948
PotlatchDeltic Corp.	18,121	963,131
PS Business Parks, Inc.	5,432	804,371
Rayonier, Inc.	37,730	1,355,639
Rexford Industrial Realty, Inc.	36,074	2,054,414
Sabra Health Care REIT, Inc.	58,364	1,062,225
SL Green Realty Corp.(2)	18,746	1,499,680
Spirit Realty Capital, Inc.	31,073	1,486,532
STORE Capital Corp.	66,007	2,277,902
Urban Edge Properties	29,733	567,900
Weingarten Realty Investors	32,426	1,039,902
		$ 58,531,649
Food & Staples Retailing — 0.8%
BJ's Wholesale Club Holdings, Inc.(1)	37,066	$ 1,763,600
Casey's General Stores, Inc.	9,986	1,943,675
Grocery Outlet Holding Corp.(1)	23,599	817,941
Sprouts Farmers Market, Inc.(1)	31,930	793,461
		$ 5,318,677
Food Products — 1.8%
Darling Ingredients, Inc.(1)	44,104	$ 2,977,020
Flowers Foods, Inc.	53,220	1,287,924
Hain Celestial Group, Inc. (The)(1)	22,102	886,732
Ingredion, Inc.	18,103	1,638,321
Lancaster Colony Corp.	5,286	1,022,894
Pilgrim's Pride Corp.(1)	13,817	306,461
Post Holdings, Inc.(1)	15,995	1,734,978
Sanderson Farms, Inc.	5,470	1,028,196
Tootsie Roll Industries, Inc.(2)	5,058	171,517
TreeHouse Foods, Inc.(1)	15,196	676,526
		$ 11,730,569

8
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 1.2%
National Fuel Gas Co.	24,643	$ 1,287,597
New Jersey Resources Corp.	26,040	1,030,403
ONE Gas, Inc.	14,392	1,066,735
Southwest Gas Holdings, Inc.	15,677	1,037,660
Spire, Inc.	13,969	1,009,540
UGI Corp.	56,410	2,612,347
		$ 8,044,282
Health Care Equipment & Supplies — 3.3%
Envista Holdings Corp.(1)	43,456	$ 1,877,734
Globus Medical, Inc., Class A(1)	20,975	1,626,192
Haemonetics Corp.(1)	14,033	935,159
Hill-Rom Holdings, Inc.	17,965	2,040,644
ICU Medical, Inc.(1)	5,393	1,109,879
Integra LifeSciences Holdings Corp.(1)	19,196	1,309,935
LivaNova PLC(1)	13,206	1,110,757
Masimo Corp.(1)	13,677	3,315,989
Neogen Corp.(1)	29,318	1,349,801
NuVasive, Inc.(1)	14,174	960,714
Penumbra, Inc.(1)	9,170	2,513,130
Quidel Corp.(1)(2)	10,580	1,355,509
STAAR Surgical Co.(1)	12,700	1,936,750
		$ 21,442,193
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.(1)	24,256	$ 1,522,064
Amedisys, Inc.(1)	8,804	2,156,364
Chemed Corp.	4,311	2,045,570
Encompass Health Corp.	26,905	2,099,397
HealthEquity, Inc.(1)	22,623	1,820,699
LHC Group, Inc.(1)	8,559	1,714,025
Molina Healthcare, Inc.(1)	15,785	3,994,552
Patterson Cos., Inc.	24,004	729,482
Progyny, Inc.(1)	10,100	595,900
R1 RCM, Inc.(1)	37,900	842,896
Tenet Healthcare Corp.(1)	28,864	1,933,599
		$ 19,454,548
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.(1)	21,812	$ 1,341,220
Choice Hotels International, Inc.	7,809	928,178
Churchill Downs, Inc.	9,371	1,857,895
Cracker Barrel Old Country Store, Inc.	6,413	952,074
Jack in the Box, Inc.	6,008	669,532
Marriott Vacations Worldwide Corp.(1)	11,540	1,838,322
Papa John's International, Inc.	8,941	933,798
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp., Class A(1)	15,489	$ 1,199,468
Six Flags Entertainment Corp.(1)	20,922	905,504
Texas Roadhouse, Inc.	17,720	1,704,664
Travel + Leisure Co.	23,294	1,384,828
Wendy's Co. (The)	47,865	1,120,998
Wingstop, Inc.	8,038	1,267,030
Wyndham Hotels & Resorts, Inc.	25,245	1,824,961
		$ 17,928,472
Household Durables — 1.5%
Helen of Troy, Ltd.(1)	6,609	$ 1,507,645
KB Home	24,342	991,206
Taylor Morrison Home Corp.(1)	34,855	920,869
Tempur Sealy International, Inc.	49,507	1,940,180
Toll Brothers, Inc.	30,346	1,754,302
TopBuild Corp.(1)	8,936	1,767,362
TRI Pointe Homes, Inc.(1)	32,683	700,397
		$ 9,581,961
Household Products — 0.1%
Energizer Holdings, Inc.	16,096	$ 691,806
		$ 691,806
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	14,107	$ 2,699,798
		$ 2,699,798
Insurance — 4.0%
Alleghany Corp.(1)	3,764	$ 2,510,851
American Financial Group, Inc.	18,631	2,323,658
Brighthouse Financial, Inc.(1)	23,189	1,056,027
Brown & Brown, Inc.	63,230	3,360,042
CNO Financial Group, Inc.	35,561	839,951
First American Financial Corp.	29,662	1,849,426
Hanover Insurance Group, Inc. (The)	9,703	1,316,115
Kemper Corp.	16,405	1,212,330
Kinsale Capital Group, Inc.	5,900	972,143
Mercury General Corp.	7,352	477,512
Old Republic International Corp.	76,605	1,908,231
Primerica, Inc.	10,660	1,632,472
Reinsurance Group of America, Inc.	18,376	2,094,864
RenaissanceRe Holdings, Ltd.	13,417	1,996,718
RLI Corp.	10,752	1,124,552
Selective Insurance Group, Inc.	16,224	1,316,578
		$ 25,991,470

9
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(1)	26,605	$ 1,072,181
Yelp, Inc.(1)	18,928	756,363
		$ 1,828,544
IT Services — 1.7%
Alliance Data Systems Corp.	13,440	$ 1,400,314
Concentrix Corp.(1)	11,256	1,809,965
Genpact, Ltd.	47,085	2,139,071
LiveRamp Holdings, Inc.(1)	18,327	858,620
MAXIMUS, Inc.	16,615	1,461,622
Sabre Corp.(1)(2)	87,002	1,085,785
WEX, Inc.(1)	12,116	2,349,292
		$ 11,104,669
Leisure Products — 1.4%
Brunswick Corp.	21,055	$ 2,097,499
Callaway Golf Co.(1)	31,446	1,060,673
Mattel, Inc.(1)	94,270	1,894,827
Polaris, Inc.	15,560	2,131,098
YETI Holdings, Inc.(1)	20,279	1,862,018
		$ 9,046,115
Life Sciences Tools & Services — 2.2%
Bio-Techne Corp.	10,512	$ 4,733,133
Medpace Holdings, Inc.(1)	7,544	1,332,497
PRA Health Sciences, Inc.(1)	17,513	2,893,323
Repligen Corp.(1)	13,801	2,754,955
Syneos Health, Inc.(1)	27,369	2,449,252
		$ 14,163,160
Machinery — 5.1%
AGCO Corp.	16,701	$ 2,177,476
Colfax Corp.(1)	31,728	1,453,460
Crane Co.	13,419	1,239,513
Donaldson Co., Inc.	34,090	2,165,738
Flowserve Corp.	35,223	1,420,191
Graco, Inc.	45,797	3,466,833
ITT, Inc.	23,272	2,131,483
Kennametal, Inc.	23,015	826,699
Lincoln Electric Holdings, Inc.	16,092	2,119,477
Middleby Corp.(1)	15,037	2,605,311
Nordson Corp.	14,607	3,206,383
Oshkosh Corp.	18,546	2,311,573
Terex Corp.	19,169	912,828
Timken Co. (The)	18,484	1,489,626
Toro Co. (The)	28,938	3,179,707
Security	Shares	Value
Machinery (continued)
Trinity Industries, Inc.	22,515	$ 605,428
Woodward, Inc.	15,847	1,947,279
		$ 33,259,005
Marine — 0.1%
Kirby Corp.(1)	16,246	$ 985,157
		$ 985,157
Media — 1.0%
Cable One, Inc.	1,468	$ 2,808,005
John Wiley & Sons, Inc., Class A	12,060	725,771
New York Times Co. (The), Class A	39,256	1,709,599
TEGNA, Inc.	60,593	1,136,724
		$ 6,380,099
Metals & Mining — 2.2%
Cleveland-Cliffs, Inc.(1)(2)	124,184	$ 2,677,407
Commercial Metals Co.	32,573	1,000,643
Compass Minerals International, Inc.	9,190	544,599
Reliance Steel & Aluminum Co.	17,220	2,598,498
Royal Gold, Inc.	17,733	2,023,335
Steel Dynamics, Inc.	54,236	3,232,466
United States Steel Corp.(2)	72,544	1,741,056
Worthington Industries, Inc.	9,446	577,906
		$ 14,395,910
Multiline Retail — 0.7%
Kohl's Corp.	42,228	$ 2,327,185
Nordstrom, Inc.(1)	29,424	1,076,036
Ollie's Bargain Outlet Holdings, Inc.(1)	15,352	1,291,564
		$ 4,694,785
Multi-Utilities — 0.6%
Black Hills Corp.	16,994	$ 1,115,316
MDU Resources Group, Inc.	54,381	1,704,301
NorthWestern Corp.	13,697	824,833
		$ 3,644,450
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.	79,039	$ 821,215
Cimarex Energy Co.	27,793	2,013,603
CNX Resources Corp.(1)	60,237	822,837
EQT Corp.(1)	76,169	1,695,522
Equitrans Midstream Corp.	109,886	935,130
HollyFrontier Corp.	40,394	1,328,963
Murphy Oil Corp.	39,904	928,965

10
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	61,803	$ 2,747,143
World Fuel Services Corp.	17,550	556,862
		$ 11,850,240
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	27,638	$ 1,666,295
		$ 1,666,295
Personal Products — 0.2%
Coty, Inc., Class A(1)	77,786	$ 726,521
Nu Skin Enterprises, Inc., Class A	13,526	766,248
		$ 1,492,769
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(1)	16,244	$ 2,885,584
Nektar Therapeutics(1)	49,581	850,810
		$ 3,736,394
Professional Services — 1.5%
ASGN, Inc.(1)	14,379	$ 1,393,756
CACI International, Inc., Class A(1)	6,366	1,624,094
FTI Consulting, Inc.(1)	9,250	1,263,643
Insperity, Inc.	9,858	890,867
KBR, Inc.	38,615	1,473,162
ManpowerGroup, Inc.	14,738	1,752,496
Science Applications International Corp.	15,668	1,374,554
		$ 9,772,572
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	13,868	$ 2,710,639
		$ 2,710,639
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	13,973	$ 1,088,357
Knight-Swift Transportation Holdings, Inc.	33,105	1,504,953
Landstar System, Inc.	10,382	1,640,563
Ryder System, Inc.	14,560	1,082,245
Werner Enterprises, Inc.	15,663	697,317
		$ 6,013,435
Semiconductors & Semiconductor Equipment — 4.0%
Amkor Technology, Inc.	29,500	$ 698,265
Brooks Automation, Inc.	20,082	1,913,413
Cirrus Logic, Inc.(1)	15,548	1,323,446
CMC Materials, Inc.	7,907	1,191,901
Cree, Inc.(1)	31,211	3,056,493
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	22,988	$ 2,080,644
Lattice Semiconductor Corp.(1)	36,909	2,073,548
MKS Instruments, Inc.	14,962	2,662,488
Semtech Corp.(1)	17,549	1,207,371
Silicon Laboratories, Inc.(1)	12,113	1,856,317
SolarEdge Technologies, Inc.(1)	14,049	3,882,722
Synaptics, Inc.(1)	9,540	1,484,233
Universal Display Corp.	11,595	2,577,917
		$ 26,008,758
Software — 3.9%
ACI Worldwide, Inc.(1)	32,270	$ 1,198,508
Aspen Technology, Inc.(1)	18,384	2,528,535
Blackbaud, Inc.(1)	13,265	1,015,701
CDK Global, Inc.	32,914	1,635,497
Ceridian HCM Holding, Inc.(1)	35,497	3,404,872
Commvault Systems, Inc.(1)	12,440	972,435
Envestnet, Inc.(1)	14,840	1,125,762
Fair Isaac Corp.(1)	7,778	3,909,845
j2 Global, Inc.(1)	11,470	1,577,699
Manhattan Associates, Inc.(1)	17,195	2,490,524
Paylocity Holding Corp.(1)	10,160	1,938,528
Qualys, Inc.(1)	9,099	916,178
SailPoint Technologies Holdings, Inc.(1)	25,126	1,283,185
Teradata Corp.(1)	29,624	1,480,311
		$ 25,477,580
Specialty Retail — 3.1%
American Eagle Outfitters, Inc.(2)	40,799	$ 1,531,186
AutoNation, Inc.(1)	14,574	1,381,761
Dick's Sporting Goods, Inc.(2)	17,713	1,774,666
Five Below, Inc.(1)	15,134	2,924,948
Foot Locker, Inc.	27,915	1,720,401
Lithia Motors, Inc., Class A	8,043	2,763,897
Murphy USA, Inc.	6,768	902,648
RH (1)	4,547	3,087,413
Urban Outfitters, Inc.(1)	18,931	780,336
Williams-Sonoma, Inc.	20,594	3,287,832
		$ 20,155,088
Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(1)	35,625	$ 1,624,856
Xerox Holdings Corp.	43,580	1,023,694
		$ 2,648,550

11
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings, Ltd.(1)	40,902	$ 2,339,185
Carter's, Inc.	11,881	1,225,763
Columbia Sportswear Co.	8,424	828,585
Crocs, Inc.(1)	17,631	2,054,364
Deckers Outdoor Corp.(1)	7,518	2,887,438
Skechers USA, Inc., Class A(1)	36,265	1,807,085
		$ 11,142,420
Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.	30,502	$ 1,371,065
MGIC Investment Corp.	91,714	1,247,310
New York Community Bancorp, Inc.	125,702	1,385,236
Washington Federal, Inc.	19,570	621,935
		$ 4,625,546
Trading Companies & Distributors — 0.9%
GATX Corp.	9,673	$ 855,770
MSC Industrial Direct Co., Inc., Class A	12,853	1,153,300
Univar Solutions, Inc.(1)	45,838	1,117,530
Watsco, Inc.	8,896	2,549,950
		$ 5,676,550
Water Utilities — 0.4%
Essential Utilities, Inc.	60,419	$ 2,761,148
		$ 2,761,148
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	27,304	$ 618,709
		$ 618,709
Total Common Stocks (identified cost $408,689,502)		$635,017,558

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR S&P MidCap 400 ETF Trust(2)	8,000	$ 3,928,080
Total Exchange-Traded Funds (identified cost $3,060,309)		$ 3,928,080

Short-Term Investments — 2.8%
Affiliated Fund — 2.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(3)	14,312,781	$ 14,312,781
Total Affiliated Fund (identified cost $14,312,781)		$ 14,312,781
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(4)	2,448,642	$ 2,448,642
Total Securities Lending Collateral (identified cost $2,448,642)		$ 2,448,642
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(5)	$2,000	$ 1,999,339
Total U.S. Treasury Obligations (identified cost $1,999,108)		$ 1,999,339
Total Short-Term Investments (identified cost $18,760,531)		$ 18,760,762
Total Investments — 100.3% (identified cost $430,510,342)		$657,706,400
Other Assets, Less Liabilities — (0.3)%		$ (2,222,494)
Net Assets — 100.0%		$ 655,483,906

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $14,293,593.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

12
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	62	Long	9/17/21	$16,692,880	$ 190,690
					$190,690
13
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $416,197,561) - including $14,293,593 of securities on loan	$ 643,393,619
Investments in securities of affiliated issuers, at value (identified cost $14,312,781)	14,312,781
Receivable for variation margin on open futures contracts	16,120
Receivable for capital shares sold	222,216
Dividends receivable	517,616
Dividends receivable - affiliated	464
Securities lending income receivable	1,529
Receivable from affiliate	36,888
Directors' deferred compensation plan	120,550
Total assets	$658,621,783
Liabilities
Due to custodian	$ 19,840
Payable for capital shares redeemed	42,355
Deposits for securities loaned	2,448,642
Payable to affiliates:
Investment advisory fee	108,367
Administrative fee	65,021
Distribution and service fees	61,263
Sub-transfer agency fee	108
Directors' deferred compensation plan	120,550
Accrued expenses	271,731
Total liabilities	$ 3,137,877
Net Assets	$655,483,906
Sources of Net Assets
Paid-in capital	$ 366,411,579
Distributable earnings	289,072,327
Total	$655,483,906
Class I Shares
Net Assets	$ 284,567,199
Shares Outstanding	2,009,872
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 141.58
Class F Shares
Net Assets	$ 370,916,707
Shares Outstanding	2,612,674
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 141.97
14
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income	$ 4,242,679
Dividend income - affiliated issuers	16,160
Interest income	975
Securities lending income, net	16,652
Total investment income	$ 4,276,466
Expenses
Investment advisory fee	$ 635,422
Administrative fee	381,253
Distribution and service fees:
Class F	357,346
Directors' fees and expenses	12,794
Custodian fees	11,370
Transfer agency fees and expenses	197,733
Accounting fees	72,120
Professional fees	19,675
Reports to shareholders	25,127
Miscellaneous	39,881
Total expenses	$ 1,752,721
Waiver and/or reimbursement of expenses by affiliate	$ (346,597)
Net expenses	$ 1,406,124
Net investment income	$ 2,870,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 31,276,006
Investment securities - affiliated issuers	1,246,902
Futures contracts	1,953,465
Net realized gain	$34,476,373
Change in unrealized appreciation (depreciation):
Investment securities	$ 63,349,026
Investment securities - affiliated issuers	(1,088,008)
Futures contracts	35,510
Net change in unrealized appreciation (depreciation)	$62,296,528
Net realized and unrealized gain	$96,772,901
Net increase in net assets from operations	$99,643,243
15
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,870,342	$ 6,275,091
Net realized gain	34,476,373	17,626,539
Net change in unrealized appreciation (depreciation)	62,296,528	48,297,327
Net increase in net assets from operations	$ 99,643,243	$ 72,198,957
Distributions to shareholders:
Class I	$ —	$ (10,841,521)
Class F	—	(13,178,857)
Total distributions to shareholders	$ —	$ (24,020,378)
Capital share transactions:
Class I	$ (18,428,258)	$ 1,479,371
Class F	(9,749,232)	3,313,858
Net increase (decrease) in net assets from capital share transactions	$ (28,177,490)	$ 4,793,229
Net increase in net assets	$ 71,465,753	$ 52,971,808
Net Assets
At beginning of period	$ 584,018,153	$ 531,046,345
At end of period	$655,483,906	$584,018,153
16
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Financial Highlights

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 120.57	$ 111.74	$ 97.01	$ 117.50	$ 106.11	$ 91.52
Income (Loss) From Operations
Net investment income(1)	$ 0.68	$ 1.42	$ 1.63	$ 1.58	$ 1.44	$ 1.12
Net realized and unrealized gain (loss)	20.33	12.48	22.45	(13.43)	15.18	17.43
Total income (loss) from operations	$ 21.01	$ 13.90	$ 24.08	$ (11.85)	$ 16.62	$ 18.55
Less Distributions
From net investment income	$ —	$ (1.29)	$ (1.34)	$ (1.40)	$ (0.81)	$ (0.44)
From net realized gain	—	(3.78)	(8.01)	(7.24)	(4.42)	(3.52)
Total distributions	$ —	$ (5.07)	$ (9.35)	$ (8.64)	$ (5.23)	$ (3.96)
Net asset value — End of period	$ 141.58	$ 120.57	$ 111.74	$ 97.01	$ 117.50	$ 106.11
Total Return(2)	17.43% (3)	13.31%	25.82%	(11.33)%	15.88%	20.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$284,567	$259,042	$233,933	$202,330	$256,043	$246,310
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44% (5)	0.45%	0.43%	0.44%	0.43%	0.54%
Net expenses	0.33% (5)	0.33%	0.32%	0.30%	0.30%	0.41%
Net investment income	1.01% (5)	1.40%	1.48%	1.35%	1.29%	1.15%
Portfolio Turnover	7% (3)	20%	15%	14%	16%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
17
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 121.01	$ 112.35	$ 97.71	$ 118.58	$ 107.30	$ 92.83
Income (Loss) From Operations
Net investment income(1)	$ 0.55	$ 1.22	$ 1.40	$ 1.31	$ 1.18	$ 1.14
Net realized and unrealized gain (loss)	20.41	12.51	22.59	(13.54)	15.33	17.40
Total income (loss) from operations	$ 20.96	$ 13.73	$ 23.99	$ (12.23)	$ 16.51	$ 18.54
Less Distributions
From net investment income	$ —	$ (1.29)	$ (1.34)	$ (1.40)	$ (0.81)	$ (0.55)
From net realized gain	—	(3.78)	(8.01)	(7.24)	(4.42)	(3.52)
Total distributions	$ —	$ (5.07)	$ (9.35)	$ (8.64)	$ (5.23)	$ (4.07)
Net asset value — End of period	$ 141.97	$ 121.01	$ 112.35	$ 97.71	$ 118.58	$ 107.30
Total Return(2)	17.32% (3)	13.10%	25.55%	(11.57)%	15.63%	19.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$370,917	$324,976	$297,113	$246,076	$294,786	$261,005
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64% (5)	0.65%	0.63%	0.64%	0.64%	0.79%
Net expenses	0.53% (5)	0.53%	0.54%	0.55%	0.55%	0.66%
Net investment income	0.82% (5)	1.20%	1.26%	1.11%	1.05%	1.10%
Portfolio Turnover	7% (3)	20%	15%	14%	16%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P MidCap 400 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S& P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
19

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 635,017,558(1)	$ —	$ —	$ 635,017,558
Exchange-Traded Funds	3,928,080	—	—	3,928,080
Short-Term Investments:
Affiliated Fund	—	14,312,781	—	14,312,781
Securities Lending Collateral	2,448,642	—	—	2,448,642
U.S. Treasury Obligations	—	1,999,339	—	1,999,339
Total Investments	$641,394,280	$16,312,120	$ —	$657,706,400
Futures Contracts	$ 190,690	$ —	$ —	$ 190,690
Total	$641,584,970	$16,312,120	$ —	$657,897,090

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
20

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $635,422. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $346,597.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $381,253.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $357,346 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $332 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
21

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $196,984, of which $68,710 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $23,442.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $41,889,430 and $72,692,929, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$430,018,175
Gross unrealized appreciation	$ 242,551,875
Gross unrealized depreciation	(14,672,960)
Net unrealized appreciation	$227,878,915
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$190,690 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,953,465	$ 35,510
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2021 was approximately $12,167,000.
22

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $19,840. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021. The Fund’s average overdraft advances during the six months ended June 30, 2021 were not significant.
8  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $14,293,593 and the total value of collateral received was $14,649,968, comprised of cash of $2,448,642 and U.S. government and/or agencies securities of $12,201,326.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,448,642	$ —	$ —	$ —	$2,448,642
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
23

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Companies and Funds
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2021, the value of the Fund's investment in affiliated companies and funds was $14,312,781, which represents 2.2% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Eaton Vance Corp.	$2,143,939	$ —	$ (2,303,953)	$ 1,248,022	$ (1,088,008)	$ —	$ 11,835	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	8,616,630	53,239,903	(47,542,632)	(1,120)	—	14,312,781	4,325	14,312,781
Totals				$1,246,902	$(1,088,008)	$14,312,781	$16,160
11  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	97,034	$ 13,299,481	355,592	$ 32,312,348
Reinvestment of distributions	—	—	107,406	10,841,521
Shares redeemed	(235,678)	(31,727,739)	(408,073)	(41,674,498)
Net increase (decrease)	(138,644)	$(18,428,258)	54,925	$ 1,479,371
Class F
Shares sold	62,949	$ 8,555,071	147,926	$ 14,400,066
Reinvestment of distributions	—	—	130,020	13,178,857
Shares redeemed	(135,715)	(18,304,303)	(236,985)	(24,265,065)
Net increase (decrease)	(72,766)	$ (9,749,232)	40,961	$ 3,313,858
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 20.1% and 50.8%, respectively, of the value of the outstanding shares of the Fund.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

13  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
25

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP S&P MidCap 400 Index Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	4,247,417.060	67,391.648	238,738.695	0
Proposal 2	4,251,270.417	72,269.182	230,007.803	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
26

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
27

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24224     6.30.21

Calvert
VP Russell 2000® Small Cap Index Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP Russell 2000® Small Cap Index Portfolio

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	17.36%	61.71%	16.12%	11.78%
Class F at NAV	10/04/2005	04/27/2000	17.24	61.37	15.85	11.53

Russell 2000® Index	—	—	17.54%	62.03%	16.46%	12.33%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.59%	0.79%
Net	0.39	0.59
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
iShares Russell 2000 ETF	1.3%
AMC Entertainment Holdings, Inc., Class A	0.7
Intellia Therapeutics, Inc.	0.3
Arrowhead Pharmaceuticals, Inc.	0.3
Ovintiv, Inc.	0.3
Lattice Semiconductor Corp.	0.2
II-VI, Inc.	0.2
Crocs, Inc.	0.2
Scientific Games Corp., Class A	0.2
STAAR Surgical Co.	0.2
Total	3.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,173.60	$2.10 **	0.39%
Class F	$1,000.00	$1,172.40	$3.18 **	0.59%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.86	$1.96 **	0.39%
Class F	$1,000.00	$1,021.87	$2.96 **	0.59%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 93.7%

Security	Shares	Value
Aerospace & Defense — 0.7%
AAR Corp.(1)	2,667	$ 103,346
Aerojet Rocketdyne Holdings, Inc.	6,050	292,155
AeroVironment, Inc.(1)	1,761	176,364
AerSale Corp.(1)	709	8,834
Astronics Corp.(1)	2,153	37,699
Byrna Technologies, Inc.(1)	831	18,880
Ducommun, Inc.(1)	914	49,868
Kaman Corp.	2,245	113,148
Kratos Defense & Security Solutions, Inc.(1)	9,875	281,339
Maxar Technologies, Inc.	5,624	224,510
Moog, Inc., Class A	2,368	199,054
National Presto Industries, Inc.	420	42,693
PAE, Inc.(1)	5,218	46,440
Park Aerospace Corp.	1,804	26,880
Parsons Corp.(1)	1,992	78,405
Triumph Group, Inc.(1)	4,259	88,374
Vectrus, Inc.(1)	987	46,972
		$ 1,834,961
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	5,010	$ 116,382
Atlas Air Worldwide Holdings, Inc.(1)	2,258	153,792
Echo Global Logistics, Inc.(1)	2,286	70,272
Forward Air Corp.	2,225	199,694
Hub Group, Inc., Class A(1)	2,664	175,771
Radiant Logistics, Inc.(1)	3,434	23,797
		$ 739,708
Airlines — 0.3%
Allegiant Travel Co.(1)	1,188	$ 230,472
Frontier Group Holdings, Inc.(1)	2,730	46,519
Hawaiian Holdings, Inc.(1)	3,989	97,212
Mesa Air Group, Inc.(1)	2,494	23,269
SkyWest, Inc.(1)	3,905	168,188
Spirit Airlines, Inc.(1)	7,711	234,723
Sun Country Airlines Holdings, Inc.(1)	1,360	50,334
		$ 850,717
Auto Components — 1.3%
Adient PLC(1)	7,428	$ 335,746
American Axle & Manufacturing Holdings, Inc.(1)	8,845	91,546
Cooper-Standard Holdings, Inc.(1)	1,470	42,630
Dana, Inc.	11,400	270,864
Dorman Products, Inc.(1)	2,166	224,549
Fox Factory Holding Corp.(1)	3,365	523,796
Security	Shares	Value
Auto Components (continued)
Gentherm, Inc.(1)	2,608	$ 185,298
Goodyear Tire & Rubber Co. (The)(1)	21,674	371,709
LCI Industries	1,944	255,481
Modine Manufacturing Co.(1)	4,047	67,140
Motorcar Parts of America, Inc.(1)	1,400	31,416
Patrick Industries, Inc.	1,816	132,568
Standard Motor Products, Inc.	1,640	71,094
Stoneridge, Inc.(1)	2,174	64,133
Tenneco, Inc., Class A(1)	5,542	107,072
Visteon Corp.(1)	2,177	263,286
XL Fleet Corp.(1)	3,007	25,048
XPEL, Inc.(1)	1,474	123,624
		$ 3,187,000
Automobiles — 0.3%
Arcimoto, Inc.(1)	2,147	$ 36,907
Canoo, Inc.(1)(2)	6,256	62,185
Fisker, Inc.(1)	12,446	239,959
Lordstown Motors Corp., Class A(1)	8,793	97,250
Winnebago Industries, Inc.	2,534	172,210
Workhorse Group, Inc.(1)(2)	9,691	160,774
		$ 769,285
Banks — 7.3%
1st Source Corp.	1,262	$ 58,633
Allegiance Bancshares, Inc.	1,683	64,695
Altabancorp	1,248	54,051
Amalgamated Financial Corp.	1,217	19,022
Amerant Bancorp, Inc.(1)	1,707	36,496
American National Bankshares, Inc.	942	29,287
Ameris Bancorp	5,215	264,035
Arrow Financial Corp.	1,159	41,666
Associated Banc-Corp.	11,873	243,159
Atlantic Capital Bancshares, Inc.(1)	1,833	46,668
Atlantic Union Bankshares Corp.	6,181	223,876
Banc of California, Inc.	3,886	68,160
BancFirst Corp.	1,347	84,093
Bancorp, Inc. (The)(1)	4,384	100,876
BancorpSouth Bank	8,296	235,026
Bank First Corp.	510	35,583
Bank of Marin Bancorp	1,090	34,771
Bank of NT Butterfield & Son, Ltd. (The)	4,076	144,494
BankUnited, Inc.	7,467	318,766
Banner Corp.	2,719	147,397
Bar Harbor Bankshares	1,146	32,799
Berkshire Hills Bancorp, Inc.	3,744	102,623

6
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Blue Ridge Bankshares, Inc.	1,360	$ 23,827
Boston Private Financial Holdings, Inc.	6,450	95,138
Brookline Bancorp, Inc.	6,307	94,290
Bryn Mawr Bank Corp.	1,617	68,221
Business First Bancshares, Inc.	1,656	38,005
Byline Bancorp, Inc.	1,998	45,215
Cadence BanCorp	10,031	209,447
Cambridge Bancorp	500	41,495
Camden National Corp.	1,318	62,948
Capital Bancorp, Inc.(1)	525	10,736
Capital City Bank Group, Inc.	1,232	31,773
Capstar Financial Holdings, Inc.	1,274	26,117
Carter Bankshares, Inc.(1)	1,998	24,995
Cathay General Bancorp	6,178	243,166
CBTX, Inc.	1,510	41,238
Central Pacific Financial Corp.	2,337	60,902
Century Bancorp, Inc., Class A	277	31,578
CIT Group, Inc.	7,786	401,680
Citizens & Northern Corp.	1,125	27,563
City Holding Co.	1,291	97,135
Civista Bancshares, Inc.	1,318	29,128
CNB Financial Corp.	1,282	29,255
Coastal Financial Corp.(1)	530	15,137
Columbia Banking System, Inc.	5,841	225,229
Community Bank System, Inc.	4,303	325,522
Community Trust Bancorp, Inc.	1,316	53,140
ConnectOne Bancorp, Inc.	2,830	74,061
CrossFirst Bankshares, Inc.(1)	4,100	56,375
Customers Bancorp, Inc.(1)	2,287	89,170
CVB Financial Corp.	10,136	208,700
Dime Community Bancshares, Inc.	2,983	100,288
Eagle Bancorp, Inc.	2,481	139,134
Eastern Bankshares, Inc.	13,899	285,902
Enterprise Bancorp, Inc.	790	25,873
Enterprise Financial Services Corp.	2,267	105,166
Equity Bancshares, Inc., Class A(1)	1,296	39,515
Farmers National Banc Corp.	1,937	30,043
FB Financial Corp.	2,671	99,682
Fidelity D&D Bancorp, Inc.(2)	249	13,471
Financial Institutions, Inc.	1,360	40,800
First Bancorp, Inc. (The)	691	20,350
First Bancorp.	2,301	94,134
First BanCorp. / Puerto Rico	17,510	208,719
First Bancshares, Inc. (The)	1,589	59,476
First Bank / Hamilton	1,315	17,805
First Busey Corp.	3,985	98,270
First Choice Bancorp	879	26,766
Security	Shares	Value
Banks (continued)
First Commonwealth Financial Corp.	7,774	$ 109,380
First Community Bankshares, Inc.	1,464	43,700
First Financial Bancorp	7,888	186,393
First Financial Bankshares, Inc.	10,185	500,389
First Financial Corp. / IN	1,151	46,984
First Foundation, Inc.	3,136	70,591
First Internet Bancorp	680	21,066
First Interstate BancSystem, Inc., Class A	3,394	141,971
First Merchants Corp.	4,390	182,931
First Mid Bancshares, Inc.	1,248	50,556
First Midwest Bancorp, Inc.	8,933	177,141
First of Long Island Corp. (The)	2,051	43,543
Five Star Bancorp(1)	415	10,022
Flushing Financial Corp.	2,270	48,646
Fulton Financial Corp.	12,466	196,714
German American Bancorp, Inc.	2,058	76,558
Glacier Bancorp, Inc.	7,516	413,981
Great Southern Bancorp, Inc.	940	50,666
Great Western Bancorp, Inc.	4,345	142,473
Guaranty Bancshares, Inc.	732	24,939
Hancock Whitney Corp.	6,785	301,525
Hanmi Financial Corp.	2,767	52,739
HarborOne Bancorp, Inc.	3,960	56,786
Hawthorn Bancshares, Inc.	1	17
HBT Financial, Inc.	782	13,615
Heartland Financial USA, Inc.	3,161	148,535
Heritage Commerce Corp.	4,704	52,356
Heritage Financial Corp.	3,121	78,087
Hilltop Holdings, Inc.	5,065	184,366
Home BancShares, Inc.	11,961	295,198
HomeTrust Bancshares, Inc.	1,500	41,850
Hope Bancorp, Inc.	9,936	140,892
Horizon Bancorp	3,678	64,108
Howard Bancorp, Inc.(1)	1,153	18,598
Independent Bank Corp.	2,584	195,092
Independent Bank Corp. / MI	1,901	41,271
Independent Bank Group, Inc.	2,952	218,389
International Bancshares Corp.	4,217	181,078
Investors Bancorp, Inc.	17,941	255,839
Lakeland Bancorp, Inc.	3,834	67,018
Lakeland Financial Corp.	1,974	121,677
Live Oak Bancshares, Inc.	2,492	147,028
Macatawa Bank Corp.	2,061	18,034
Mercantile Bank Corp.	1,436	43,367
Metrocity Bankshares, Inc.	1,365	23,901
Metropolitan Bank Holding Corp.(1)	542	32,639
Mid Penn Bancorp, Inc.	771	21,164

7
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Midland States Bancorp, Inc.	1,739	$ 45,684
MidWestOne Financial Group, Inc.	980	28,195
MVB Financial Corp.	740	31,568
National Bank Holdings Corp., Class A	2,394	90,350
NBT Bancorp, Inc.	3,309	119,025
Nicolet Bankshares, Inc.(1)	802	56,413
Northrim BanCorp, Inc.	525	22,444
OceanFirst Financial Corp.	4,703	98,011
OFG Bancorp	4,325	95,669
Old National Bancorp	12,960	228,226
Old Second Bancorp, Inc.	2,274	28,198
Origin Bancorp, Inc.	1,666	70,738
Orrstown Financial Services, Inc.	900	20,763
Pacific Premier Bancorp, Inc.	7,352	310,916
Park National Corp.	1,166	136,912
Peapack-Gladstone Financial Corp.	1,655	51,421
Peoples Bancorp, Inc.	1,418	42,001
Peoples Financial Services Corp.	676	28,798
Preferred Bank / Los Angeles	1,081	68,395
Premier Financial Bancorp, Inc.	911	15,350
Primis Financial Corp.	1,573	24,004
QCR Holdings, Inc.	1,290	62,036
RBB Bancorp	1,147	27,780
Red River Bancshares, Inc.	422	21,315
Reliant Bancorp, Inc.	1,251	34,690
Renasant Corp.	4,333	173,320
Republic Bancorp, Inc., Class A	907	41,840
Republic First Bancorp, Inc.(1)	4,071	16,243
S&T Bancorp, Inc.	3,252	101,788
Sandy Spring Bancorp, Inc.	3,747	165,355
Seacoast Banking Corp. of Florida(1)	4,301	146,879
ServisFirst Bancshares, Inc.	3,962	269,337
Sierra Bancorp	1,243	31,634
Silvergate Capital Corp., Class A(1)	1,795	203,409
Simmons First National Corp., Class A	8,423	247,131
SmartFinancial, Inc.	1,098	26,363
South Plains Financial, Inc.	868	20,077
South State Corp.	5,558	454,422
Southern First Bancshares, Inc.(1)	613	31,361
Southside Bancshares, Inc.	2,444	93,434
Spirit of Texas Bancshares, Inc.	1,176	26,860
Stock Yards Bancorp, Inc.	1,663	84,630
Summit Financial Group, Inc.	955	21,020
Texas Capital Bancshares, Inc.(1)	3,977	252,500
Tompkins Financial Corp.	1,120	86,867
TowneBank	5,446	165,667
TriCo Bancshares	2,280	97,082
Security	Shares	Value
Banks (continued)
TriState Capital Holdings, Inc.(1)	2,329	$ 47,488
Triumph Bancorp, Inc.(1)	1,845	136,991
Trustmark Corp.	4,949	152,429
UMB Financial Corp.	3,434	319,568
United Bankshares, Inc.	9,800	357,700
United Community Banks, Inc.	6,824	218,436
Univest Financial Corp.	2,577	67,956
Valley National Bancorp	31,413	421,877
Veritex Holdings, Inc.	3,730	132,079
Washington Trust Bancorp, Inc.	1,507	77,384
WesBanco, Inc.	5,303	188,946
West BanCorp, Inc.	1,387	38,489
Westamerica BanCorp.	2,125	123,314
		$ 18,725,347
Beverages — 0.3%
Celsius Holdings, Inc.(1)	3,566	$ 271,337
Coca-Cola Consolidated, Inc.	383	154,016
Duckhorn Portfolio, Inc. (The)(1)	1,583	34,921
MGP Ingredients, Inc.(2)	1,083	73,254
National Beverage Corp.	1,978	93,421
NewAge, Inc.(1)	10,439	23,279
Primo Water Corp.	12,333	206,331
		$ 856,559
Biotechnology — 9.4%
4D Molecular Therapeutics, Inc.(1)	633	$ 15,243
89bio, Inc.(1)(2)	560	10,472
ACADIA Pharmaceuticals, Inc.(1)	9,384	228,876
Adicet Bio, Inc.(1)	1,640	16,876
Adverum Biotechnologies, Inc.(1)	7,403	25,911
Aeglea BioTherapeutics, Inc.(1)	3,710	25,822
Affimed NV(1)	9,178	78,013
Agenus, Inc.(1)	15,457	84,859
Agios Pharmaceuticals, Inc.(1)(2)	4,830	266,181
Akebia Therapeutics, Inc.(1)	11,500	43,585
Akero Therapeutics, Inc.(1)	2,016	50,017
Akouos, Inc.(1)(2)	1,992	25,000
Albireo Pharma, Inc.(1)	1,419	49,920
Aldeyra Therapeutics, Inc.(1)	3,805	43,111
Alector, Inc.(1)(2)	4,559	94,964
Aligos Therapeutics, Inc.(1)	1,471	29,986
Alkermes PLC(1)	12,578	308,413
Allakos, Inc.(1)	2,740	233,914
Allogene Therapeutics, Inc.(1)	5,332	139,059
Allovir, Inc.(1)	2,408	47,534

8
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Alpine Immune Sciences, Inc.(1)	911	$ 8,199
Altimmune, Inc.(1)	2,548	25,098
ALX Oncology Holdings, Inc.(1)	1,419	77,591
Amicus Therapeutics, Inc.(1)	20,619	198,767
AnaptysBio, Inc.(1)	1,812	46,985
Anavex Life Sciences Corp.(1)(2)	4,866	111,237
Anika Therapeutics, Inc.(1)	1,202	52,035
Annexon, Inc.(1)	2,169	48,824
Apellis Pharmaceuticals, Inc.(1)	5,030	317,896
Applied Molecular Transport, Inc.(1)(2)	1,806	82,606
Applied Therapeutics, Inc.(1)(2)	1,179	24,500
AquaBounty Technologies, Inc.(1)	4,115	22,056
Arbutus Biopharma Corp.(1)(2)	6,124	18,556
Arcturus Therapeutics Holdings, Inc.(1)(2)	1,638	55,430
Arcus Biosciences, Inc.(1)	3,592	98,636
Arcutis Biotherapeutics, Inc.(1)	1,880	51,305
Ardelyx, Inc.(1)	6,633	50,278
Arena Pharmaceuticals, Inc.(1)	4,729	322,518
Arrowhead Pharmaceuticals, Inc.(1)	7,948	658,253
Atara Biotherapeutics, Inc.(1)	6,167	95,897
Athenex, Inc.(1)(2)	5,991	27,678
Athersys, Inc.(1)(2)	15,321	22,062
Atossa Therapeutics, Inc.(1)	9,173	57,973
Atreca, Inc., Class A(1)(2)	2,420	20,618
Avid Bioservices, Inc.(1)	4,695	120,427
Avidity Biosciences, Inc.(1)(2)	2,480	61,281
Avita Medical, Inc.(1)	1,872	38,413
Avrobio, Inc.(1)	2,729	24,261
Beam Therapeutics, Inc.(1)(2)	3,684	474,168
Beyondspring, Inc.(1)(2)	1,774	18,521
BioAtla, Inc.(1)(2)	942	39,922
BioCryst Pharmaceuticals, Inc.(1)	13,940	220,391
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,236	411,231
Biomea Fusion, Inc.(1)(2)	677	10,568
Bioxcel Therapeutics, Inc.(1)(2)	1,080	31,385
Black Diamond Therapeutics, Inc.(1)(2)	1,541	18,785
Bluebird Bio, Inc.(1)	5,296	169,366
Blueprint Medicines Corp.(1)	4,626	406,903
Bolt Biotherapeutics, Inc.(1)	1,032	15,955
Bridgebio Pharma, Inc.(1)(2)	8,438	514,380
Brooklyn ImmunoTherapeutics, Inc.(1)	1,867	33,625
C4 Therapeutics, Inc.(1)	2,700	102,168
Cardiff Oncology, Inc.(1)	2,835	18,853
CareDx, Inc.(1)	3,924	359,124
Catalyst Pharmaceuticals, Inc.(1)	9,063	52,112
Celcuity, Inc.(1)(2)	625	15,000
Celldex Therapeutics, Inc.(1)	3,074	102,795
Security	Shares	Value
Biotechnology (continued)
CEL-SCI Corp.(1)(2)	2,865	$ 24,868
Cerevel Therapeutics Holdings, Inc.(1)	2,765	70,839
ChemoCentryx, Inc.(1)	4,033	54,002
Chimerix, Inc.(1)	4,840	38,720
Chinook Therapeutics, Inc.(1)	2,466	34,820
Clene, Inc.(1)(2)	1,794	20,165
Clovis Oncology, Inc.(1)	7,887	45,745
Codiak Biosciences, Inc.(1)	1,231	22,810
Cogent Biosciences, Inc.(1)(2)	2,913	23,624
Coherus Biosciences, Inc.(1)	5,115	70,740
Constellation Pharmaceuticals, Inc.(1)	2,844	96,127
Cortexyme, Inc.(1)(2)	1,564	82,892
Crinetics Pharmaceuticals, Inc.(1)(2)	2,860	53,911
Cue Biopharma, Inc.(1)(2)	2,450	28,543
Cullinan Oncology, Inc.(1)	1,068	27,501
Curis, Inc.(1)	6,790	54,795
Cytokinetics, Inc.(1)	5,655	111,912
CytomX Therapeutics, Inc.(1)	5,010	31,713
Deciphera Pharmaceuticals, Inc.(1)	3,305	120,996
Denali Therapeutics, Inc.(1)	7,134	559,591
Dermtech, Inc.(1)(2)	1,859	77,279
Design Therapeutics, Inc.(1)(2)	1,057	21,024
Dicerna Pharmaceuticals, Inc.(1)	5,365	200,222
Dynavax Technologies Corp.(1)(2)	8,981	88,463
Dyne Therapeutics, Inc.(1)(2)	2,355	49,549
Eagle Pharmaceuticals, Inc.(1)	867	37,108
Editas Medicine, Inc.(1)	5,352	303,137
Eiger BioPharmaceuticals, Inc.(1)(2)	2,068	17,619
Emergent BioSolutions, Inc.(1)	3,841	241,945
Enanta Pharmaceuticals, Inc.(1)	1,658	72,969
Epizyme, Inc.(1)	7,880	65,483
Esperion Therapeutics, Inc.(1)	2,273	48,074
Evelo Biosciences, Inc.(1)(2)	2,381	32,715
Fate Therapeutics, Inc.(1)	6,294	546,256
FibroGen, Inc.(1)	7,057	187,928
Finch Therapeutics Group, Inc.(1)	593	8,344
Flexion Therapeutics, Inc.(1)(2)	3,730	30,698
Foghorn Therapeutics, Inc.(1)	1,534	16,368
Forma Therapeutics Holdings, Inc.(1)(2)	2,458	61,180
Forte Biosciences, Inc.(1)	885	29,754
Fortress Biotech, Inc.(1)(2)	5,129	18,311
Frequency Therapeutics, Inc.(1)(2)	2,140	21,314
G1 Therapeutics, Inc.(1)(2)	2,920	64,065
Gemini Therapeutics, Inc.(1)(2)	1,718	11,115
Generation Bio Co.(1)(2)	3,277	88,151
Geron Corp.(1)(2)	24,481	34,518
Global Blood Therapeutics, Inc.(1)	4,693	164,349

9
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Gossamer Bio, Inc.(1)(2)	4,379	$ 35,557
Greenwich Lifesciences, Inc.(1)	316	14,201
Gritstone bio, Inc.(1)	2,546	23,245
GT Biopharma, Inc.(1)	1,870	28,985
Halozyme Therapeutics, Inc.(1)	11,050	501,781
Harpoon Therapeutics, Inc.(1)	1,102	15,285
Heron Therapeutics, Inc.(1)	7,128	110,627
Homology Medicines, Inc.(1)(2)	3,003	21,832
Hookipa Pharma, Inc.(1)(2)	859	7,868
Humanigen, Inc.(1)	3,517	61,125
iBio, Inc.(1)(2)	15,089	22,784
Ideaya Biosciences, Inc.(1)(2)	2,201	46,199
IGM Biosciences, Inc.(1)	627	52,166
Immunic, Inc.(1)	1,216	14,908
ImmunityBio, Inc.(1)	5,244	74,884
ImmunoGen, Inc.(1)	15,644	103,094
Immunovant, Inc.(1)	3,141	33,200
Impel Neuropharma, Inc.(1)	422	3,735
Infinity Pharmaceuticals, Inc.(1)	6,863	20,520
Inhibrx, Inc.(1)	2,189	60,241
Inovio Pharmaceuticals, Inc.(1)(2)	16,212	150,285
Inozyme Pharma, Inc.(1)(2)	692	11,792
Insmed, Inc.(1)	8,235	234,368
Instil Bio, Inc.(1)	1,367	26,410
Intellia Therapeutics, Inc.(1)	5,009	811,007
Intercept Pharmaceuticals, Inc.(1)	2,290	45,731
Invitae Corp.(1)(2)	15,712	529,966
Ironwood Pharmaceuticals, Inc.(1)	11,391	146,602
iTeos Therapeutics, Inc.(1)	1,605	41,168
IVERIC bio, Inc.(1)	6,845	43,192
Jounce Therapeutics, Inc.(1)	2,585	17,578
Kadmon Holdings, Inc.(1)(2)	13,434	51,990
KalVista Pharmaceuticals, Inc.(1)	1,550	37,138
Karuna Therapeutics, Inc.(1)	1,741	198,457
Karyopharm Therapeutics, Inc.(1)	6,194	63,922
Keros Therapeutics, Inc.(1)	1,092	46,377
Kezar Life Sciences, Inc.(1)	2,239	12,158
Kiniksa Pharmaceuticals, Ltd., Class A(1)(2)	2,278	31,733
Kinnate Biopharma, Inc.(1)	1,099	25,585
Kodiak Sciences, Inc.(1)(2)	2,699	251,007
Kronos Bio, Inc.(1)(2)	3,044	72,904
Krystal Biotech, Inc.(1)	1,406	95,608
Kura Oncology, Inc.(1)	5,246	109,379
Kymera Therapeutics, Inc.(1)	2,267	109,950
Lexicon Pharmaceuticals, Inc.(1)	5,367	24,635
Ligand Pharmaceuticals, Inc.(1)	1,219	159,921
Lineage Cell Therapeutics, Inc.(1)	9,508	27,098
Security	Shares	Value
Biotechnology (continued)
MacroGenics, Inc.(1)	4,499	$ 120,843
Madrigal Pharmaceuticals, Inc.(1)	890	86,695
Magenta Therapeutics, Inc.(1)	1,719	16,812
MannKind Corp.(1)(2)	18,965	103,359
MEI Pharma, Inc.(1)	7,667	21,851
MeiraGTx Holdings PLC(1)(2)	2,356	36,518
Mersana Therapeutics, Inc.(1)	5,400	73,332
MiMedx Group, Inc.(1)	8,710	108,962
Mirum Pharmaceuticals, Inc.(1)	225	3,890
Molecular Templates, Inc.(1)(2)	2,142	16,750
Morphic Holding, Inc.(1)	1,626	93,316
Mustang Bio, Inc.(1)	4,255	14,127
Myriad Genetics, Inc.(1)	5,791	177,089
Neoleukin Therapeutics, Inc.(1)(2)	2,623	24,210
NexImmune, Inc.(1)	521	8,503
Nkarta, Inc.(1)	1,106	35,049
Nurix Therapeutics, Inc.(1)(2)	2,456	65,158
Ocugen, Inc.(1)	14,478	116,258
Olema Pharmaceuticals, Inc.(1)	987	27,616
Oncocyte Corp.(1)	5,296	30,399
Oncorus, Inc.(1)	1,601	22,094
Oncternal Therapeutics, Inc.(1)(2)	3,470	16,483
OPKO Health, Inc.(1)	32,353	131,030
Organogenesis Holdings, Inc.(1)	2,990	49,694
ORIC Pharmaceuticals, Inc.(1)	1,859	32,886
Outlook Therapeutics, Inc.(1)	6,867	17,099
Oyster Point Pharma, Inc.(1)(2)	485	8,337
Passage Bio, Inc.(1)	2,908	38,502
PMV Pharmaceuticals, Inc.(1)(2)	2,057	70,267
Portage Biotech, Inc.(1)(2)	283	5,932
Poseida Therapeutics, Inc.(1)	2,693	26,984
Praxis Precision Medicines, Inc.(1)	1,912	34,951
Precigen, Inc.(1)(2)	7,437	48,489
Precision BioSciences, Inc.(1)(2)	4,034	50,506
Prelude Therapeutics, Inc.(1)(2)	769	22,016
Prometheus Biosciences, Inc.(1)	886	21,760
Protagonist Therapeutics, Inc.(1)	3,241	145,456
Prothena Corp. PLC(1)	2,577	132,484
PTC Therapeutics, Inc.(1)	5,446	230,202
Puma Biotechnology, Inc.(1)	2,522	23,152
Radius Health, Inc.(1)	3,845	70,133
Rapt Therapeutics, Inc.(1)	1,409	44,792
Recursion Pharmaceuticals, Inc., Class A(1)	1,657	60,481
REGENXBIO, Inc.(1)	2,991	116,200
Relay Therapeutics, Inc.(1)	4,590	167,948
Reneo Pharmaceuticals, Inc.(1)(2)	494	4,609
Replimune Group, Inc.(1)	1,993	76,571

10
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
REVOLUTION Medicines, Inc.(1)	4,657	$ 147,813
Rhythm Pharmaceuticals, Inc.(1)	3,454	67,629
Rigel Pharmaceuticals, Inc.(1)(2)	14,810	64,275
Rocket Pharmaceuticals, Inc.(1)	3,009	133,269
Rubius Therapeutics, Inc.(1)	3,535	86,289
Sana Biotechnology, Inc.(1)(2)	2,105	41,384
Sangamo Therapeutics, Inc.(1)	9,803	117,342
Scholar Rock Holding Corp.(1)	2,162	62,482
Selecta Biosciences, Inc.(1)	5,991	25,042
Sensei Biotherapeutics, Inc.(1)	620	6,051
Seres Therapeutics, Inc.(1)	5,457	130,149
Sesen Bio, Inc.(1)	13,404	61,926
Shattuck Labs, Inc.(1)	2,086	60,473
Sigilon Therapeutics, Inc.(1)	628	6,738
Silverback Therapeutics, Inc.(1)	1,032	31,878
Solid Biosciences, Inc.(1)	4,720	17,275
Sorrento Therapeutics, Inc.(1)	20,966	203,161
Spectrum Pharmaceuticals, Inc.(1)	12,291	46,091
Spero Therapeutics, Inc.(1)	1,713	23,913
SpringWorks Therapeutics, Inc.(1)	2,289	188,637
Spruce Biosciences, Inc.(1)(2)	584	6,547
SQZ Biotechnologies Co.(1)(2)	1,785	25,793
Stoke Therapeutics, Inc.(1)	1,497	50,389
Summit Therapeutics, Inc.(1)(2)	1,762	13,145
Surface Oncology, Inc.(1)	2,609	19,463
Sutro Biopharma, Inc.(1)	3,400	63,206
Syndax Pharmaceuticals, Inc.(1)	3,525	60,524
Syros Pharmaceuticals, Inc.(1)(2)	3,667	19,985
Talaris Therapeutics, Inc.(1)	698	10,254
Taysha Gene Therapies, Inc.(1)(2)	1,745	36,994
TCR2 Therapeutics, Inc.(1)	2,165	35,528
TG Therapeutics, Inc.(1)(2)	10,140	393,331
Tonix Pharmaceuticals Holding Corp.(1)	25,614	28,432
Translate Bio, Inc.(1)	5,256	144,750
Travere Therapeutics, Inc.(1)	4,501	65,670
Trevena, Inc.(1)	12,822	21,669
Trillium Therapeutics, Inc.(1)	7,670	74,399
Turning Point Therapeutics, Inc.(1)	3,605	281,262
Twist Bioscience Corp.(1)	3,702	493,292
UroGen Pharma, Ltd.(1)	1,653	25,241
Vanda Pharmaceuticals, Inc.(1)	4,281	92,084
Vaxart, Inc.(1)	9,366	70,151
Vaxcyte, Inc.(1)	3,117	70,164
VBI Vaccines, Inc.(1)(2)	14,103	47,245
Veracyte, Inc.(1)	5,480	219,090
Verastem, Inc.(1)	14,449	58,807
Vericel Corp.(1)(2)	3,645	191,363
Security	Shares	Value
Biotechnology (continued)
Viking Therapeutics, Inc.(1)(2)	5,553	$ 33,262
Vincerx Pharma, Inc.(1)	369	4,793
Vir Biotechnology, Inc.(1)	4,713	222,831
Viracta Therapeutics, Inc.(1)	2,843	32,240
VistaGen Therapeutics, Inc.(1)	15,000	47,250
Vor BioPharma, Inc.(1)	928	17,307
Werewolf Therapeutics, Inc.(1)	593	10,342
XBiotech, Inc.(1)(2)	1,143	18,928
Xencor, Inc.(1)	4,645	160,206
XOMA Corp.(1)(2)	537	18,258
Y-mAbs Therapeutics, Inc.(1)	2,645	89,401
Zentalis Pharmaceuticals, Inc.(1)	2,607	138,692
ZIOPHARM Oncology, Inc.(1)(2)	18,832	49,716
		$ 24,146,454
Building Products — 1.0%
AAON, Inc.	3,340	$ 209,051
American Woodmark Corp.(1)	1,377	112,487
Apogee Enterprises, Inc.	2,204	89,769
Caesarstone, Ltd.	1,950	28,782
Cornerstone Building Brands, Inc.(1)	4,293	78,047
CSW Industrials, Inc.	1,073	127,107
Gibraltar Industries, Inc.(1)	2,573	196,346
Griffon Corp.	3,669	94,036
Insteel Industries, Inc.	1,366	43,917
JELD-WEN Holding, Inc.(1)	6,388	167,749
Masonite International Corp.(1)	1,982	221,568
PGT Innovations, Inc.(1)	4,639	107,764
Quanex Building Products Corp.	2,627	65,255
Resideo Technologies, Inc.(1)	11,338	340,140
Simpson Manufacturing Co., Inc.	3,417	377,373
UFP Industries, Inc.	4,722	351,033
View, Inc.(1)	6,644	56,341
		$ 2,666,765
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,606	$ 234,077
Assetmark Financial Holdings(1)	1,445	36,212
Associated Capital Group, Inc., Class A	224	8,705
B. Riley Financial, Inc.	1,590	120,045
BGC Partners, Inc., Class A	26,929	152,687
Blucora, Inc.(1)	4,225	73,135
Brightsphere Investment Group, Inc.	4,548	106,560
Cohen & Steers, Inc.	2,048	168,120
Cowen, Inc., Class A	2,148	88,175
Diamond Hill Investment Group, Inc.	250	41,827

11
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.(1)	2,515	$ 82,995
Federated Hermes, Inc., Class B	7,424	251,748
Focus Financial Partners, Inc., Class A(1)	4,088	198,268
GAMCO Investors, Inc., Class A	342	8,584
GCM Grosvenor, Inc., Class A	2,565	26,727
Greenhill & Co., Inc.	1,309	20,368
Hamilton Lane, Inc., Class A	2,688	244,931
Houlihan Lokey, Inc.	4,073	333,131
Moelis & Co., Class A	4,797	272,901
Open Lending Corp., Class A(1)	8,176	352,304
Oppenheimer Holdings, Inc., Class A	724	36,808
Piper Sandler Cos.	1,417	183,587
PJT Partners, Inc., Class A	1,985	141,689
Pzena Investment Management, Inc., Class A	1,231	13,553
Sculptor Capital Management, Inc.	1,486	36,541
StepStone Group, Inc., Class A(2)	2,928	100,723
StoneX Group, Inc.(1)	1,391	84,392
Value Line, Inc.	91	2,821
Virtus Investment Partners, Inc.	593	164,718
WisdomTree Investments, Inc.(2)	11,656	72,267
		$ 3,658,599
Chemicals — 1.8%
AdvanSix, Inc.(1)	2,316	$ 69,156
American Vanguard Corp.	2,506	43,880
Amyris, Inc.(1)(2)	13,112	214,643
Avient Corp.	7,139	350,953
Balchem Corp.	2,529	331,957
Cabot Corp.	4,401	250,549
Chase Corp.	627	64,336
Danimer Scientific, Inc.(1)	5,392	135,070
Ferro Corp.(1)	6,659	143,635
FutureFuel Corp.	1,874	17,990
GCP Applied Technologies, Inc.(1)	3,858	89,737
Hawkins, Inc.	1,498	49,060
HB Fuller Co.	4,089	260,101
Ingevity Corp.(1)	3,156	256,772
Innospec, Inc.	1,991	180,405
Intrepid Potash, Inc.(1)	831	26,476
Koppers Holdings, Inc.(1)	1,571	50,822
Kraton Corp.(1)	2,659	85,859
Kronos Worldwide, Inc.	1,877	26,879
Livent Corp.(1)	11,934	231,042
Marrone Bio Innovations, Inc.(1)	4,928	8,180
Minerals Technologies, Inc.	2,636	207,374
Orion Engineered Carbons S.A.(1)	4,752	90,240
PQ Group Holdings, Inc.	4,026	61,839
Security	Shares	Value
Chemicals (continued)
PureCycle Technologies, Inc.(1)(2)	2,583	$ 61,088
Quaker Chemical Corp.	1,058	250,947
Rayonier Advanced Materials, Inc.(1)	5,330	35,658
Sensient Technologies Corp.	3,317	287,120
Stepan Co.	1,690	203,256
Tredegar Corp.	2,145	29,537
Trinseo S.A.	3,113	186,282
Tronox Holdings PLC, Class A	9,258	207,379
Valhi, Inc.	189	4,598
Zymergen, Inc.(1)	1,468	58,735
		$ 4,571,555
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	5,284	$ 234,345
ACCO Brands Corp.	7,737	66,770
Brady Corp., Class A	3,699	207,292
BrightView Holdings, Inc.(1)	3,485	56,178
Brink's Co. (The)	3,816	293,221
Casella Waste Systems, Inc., Class A(1)	3,858	244,713
CECO Environmental Corp.(1)	2,281	16,332
Cimpress PLC(1)	1,447	156,869
CompX International, Inc.	124	2,576
CoreCivic, Inc.(1)	9,406	98,481
Covanta Holding Corp.	9,645	169,849
Deluxe Corp.	3,303	157,784
Ennis, Inc.	2,271	48,872
Harsco Corp.(1)	6,141	125,399
Healthcare Services Group, Inc.	6,075	191,788
Heritage-Crystal Clean, Inc.(1)	1,244	36,922
Herman Miller, Inc.	4,798	226,178
HNI Corp.	3,572	157,061
Interface, Inc.	5,094	77,938
KAR Auction Services, Inc.(1)	9,759	171,271
Kimball International, Inc., Class B	3,203	42,120
Knoll, Inc.	3,733	97,021
Matthews International Corp., Class A	2,426	87,239
Montrose Environmental Group, Inc.(1)	1,746	93,690
NL Industries, Inc.	532	3,458
Pitney Bowes, Inc.	14,661	128,577
RR Donnelley & Sons Co.(1)	5,556	34,892
SP Plus Corp.(1)	1,895	57,968
Steelcase, Inc., Class A	7,018	106,042
Team, Inc.(1)	2,411	16,154
Tetra Tech, Inc.	4,229	516,107
UniFirst Corp.	1,183	277,579
US Ecology, Inc.(1)	2,470	92,674
Viad Corp.(1)	1,592	79,361

12
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
VSE Corp.	830	$ 41,093
		$ 4,413,814
Communications Equipment — 0.7%
ADTRAN, Inc.	4,115	$ 84,975
Aviat Networks, Inc.(1)	756	24,774
CalAmp Corp.(1)	3,105	39,496
Calix, Inc.(1)	4,281	203,347
Cambium Networks Corp.(1)	659	31,863
Casa Systems, Inc.(1)	2,241	19,878
Clearfield, Inc.(1)	1,022	38,274
Comtech Telecommunications Corp.	2,055	49,649
Digi International, Inc.(1)	2,313	46,514
DZS, Inc.(1)	1,018	21,123
EchoStar Corp., Class A(1)	3,242	78,748
EMCORE Corp.(1)	2,864	26,406
Extreme Networks, Inc.(1)	9,679	108,018
Harmonic, Inc.(1)	7,210	61,429
Infinera Corp.(1)	13,753	140,281
Inseego Corp.(1)(2)	6,022	60,762
KVH Industries, Inc.(1)	1,491	18,339
NETGEAR, Inc.(1)	2,438	93,424
NetScout Systems, Inc.(1)	5,503	157,056
Plantronics, Inc.(1)	2,674	111,586
Ribbon Communications, Inc.(1)	5,864	44,625
Viavi Solutions, Inc.(1)	17,927	316,591
		$ 1,777,158
Construction & Engineering — 1.2%
Ameresco, Inc., Class A(1)	2,423	$ 151,971
API Group Corp.(1)(3)	14,146	295,510
Arcosa, Inc.	3,800	223,212
Argan, Inc.	1,319	63,035
Comfort Systems USA, Inc.	2,796	220,297
Concrete Pumping Holdings, Inc.(1)(2)	2,145	18,168
Construction Partners, Inc., Class A(1)	2,244	70,462
Dycom Industries, Inc.(1)	2,344	174,698
EMCOR Group, Inc.	4,242	522,572
Fluor Corp.(1)	11,138	197,143
Granite Construction, Inc.	3,588	149,010
Great Lakes Dredge & Dock Corp.(1)	5,123	74,847
HC2 Holdings, Inc.(1)	3,868	15,395
IES Holdings, Inc.(1)	610	31,330
Infrastructure and Energy Alternatives, Inc.(1)	1,639	21,077
Matrix Service Co.(1)	2,252	23,646
MYR Group, Inc.(1)	1,295	117,741
Security	Shares	Value
Construction & Engineering (continued)
Northwest Pipe Co.(1)	837	$ 23,645
NV5 Global, Inc.(1)	920	86,949
Primoris Services Corp.	4,194	123,429
Sterling Construction Co., Inc.(1)	2,268	54,727
Tutor Perini Corp.(1)	3,186	44,126
WillScot Mobile Mini Holdings Corp.(1)	14,785	412,058
		$ 3,115,048
Construction Materials — 0.2%
Forterra, Inc.(1)	2,437	$ 57,294
Summit Materials, Inc., Class A(1)	9,325	324,976
United States Lime & Minerals, Inc.	156	21,698
US Concrete, Inc.(1)	1,337	98,671
		$ 502,639
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(1)	446	$ 17,706
Curo Group Holdings Corp.	1,544	26,248
Encore Capital Group, Inc.(1)	2,423	114,826
Enova International, Inc.(1)	2,903	99,312
EZCORP, Inc., Class A(1)	4,319	26,044
FirstCash, Inc.	3,158	241,398
Green Dot Corp., Class A(1)	4,312	202,017
LendingClub Corp.(1)	7,566	137,172
LendingTree, Inc.(1)	911	193,023
Navient Corp.	13,821	267,160
Nelnet, Inc., Class A	1,401	105,397
Oportun Financial Corp.(1)	1,717	34,391
PRA Group, Inc.(1)	3,671	141,223
PROG Holdings, Inc.	5,264	253,356
Regional Management Corp.	671	31,228
World Acceptance Corp.(1)	366	58,648
		$ 1,949,149
Containers & Packaging — 0.2%
Greif, Inc., Class A	2,023	$ 122,493
Greif, Inc., Class B	446	26,314
Myers Industries, Inc.	3,117	65,457
O-I Glass, Inc.(1)	12,390	202,329
Pactiv Evergreen, Inc.	3,313	49,927
Ranpak Holdings Corp.(1)	2,558	64,027
UFP Technologies, Inc.(1)	499	28,652
		$ 559,199
Distributors — 0.1%
Core-Mark Holding Co., Inc.	3,502	$ 157,625

13
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Distributors (continued)
Funko, Inc., Class A(1)	1,732	$ 36,857
Greenlane Holdings, Inc., Class A(1)	547	2,445
		$ 196,927
Diversified Consumer Services — 0.6%
2U, Inc.(1)	5,625	$ 234,394
Adtalem Global Education, Inc.(1)	4,099	146,088
American Public Education, Inc.(1)	1,323	37,494
Carriage Services, Inc.	1,443	53,348
Coursera, Inc.(1)	945	37,384
Graham Holdings Co., Class B	304	192,705
Houghton Mifflin Harcourt Co.(1)	9,969	110,058
Laureate Education, Inc., Class A(1)	8,290	120,288
OneSpaWorld Holdings, Ltd.(1)	4,007	38,828
Perdoceo Education Corp.(1)	5,930	72,761
Regis Corp.(1)	2,003	18,748
StoneMor, Inc.(1)	2,522	6,608
Strategic Education, Inc.	1,912	145,427
Stride, Inc.(1)	3,159	101,499
Vivint Smart Home, Inc.(1)	7,248	95,673
WW International, Inc.(1)	4,129	149,222
		$ 1,560,525
Diversified Financial Services — 0.1%
Alerus Financial Corp.	1,321	$ 38,322
A-Mark Precious Metals, Inc.	684	31,806
Banco Latinoamericano de Comercio Exterior S.A.	2,614	40,177
Cannae Holdings, Inc.(1)	7,015	237,879
Marlin Business Services Corp.	795	18,094
		$ 366,278
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	926	$ 55,551
ATN International, Inc.	967	43,989
Bandwidth, Inc., Class A(1)(2)	1,790	246,877
Cincinnati Bell, Inc.(1)	4,444	68,526
Cogent Communications Holdings, Inc.	3,457	265,809
Consolidated Communications Holdings, Inc.(1)	5,584	49,083
Globalstar, Inc.(1)	47,604	84,735
IDT Corp., Class B(1)	1,470	54,331
Iridium Communications, Inc.(1)	9,372	374,786
Liberty Latin America, Ltd., Class A(1)	3,362	46,597
Liberty Latin America, Ltd., Class C(1)	12,620	177,942
Ooma, Inc.(1)	1,488	28,064
ORBCOMM, Inc.(1)	5,583	62,753
Security	Shares	Value
Diversified Telecommunication Services (continued)
Radius Global Infrastructure, Inc., Class A(1)(2)	3,449	$ 50,011
		$ 1,609,054
Electric Utilities — 0.5%
ALLETE, Inc.	4,239	$ 296,645
MGE Energy, Inc.	2,857	212,675
Otter Tail Corp.	3,227	157,510
PNM Resources, Inc.	6,714	327,442
Portland General Electric Co.	7,059	325,279
Spark Energy, Inc., Class A	1,012	11,466
		$ 1,331,017
Electrical Equipment — 1.0%
Advent Technologies Holdings, Inc.(1)	1,339	$ 12,908
Allied Motion Technologies, Inc.	952	32,873
American Superconductor Corp.(1)	2,255	39,214
Array Technologies, Inc.(1)	10,015	156,234
Atkore, Inc.(1)	3,805	270,155
AZZ, Inc.	2,055	106,408
Babcock & Wilcox Enterprises, Inc.(1)	4,352	34,294
Beam Global(1)(2)	689	26,396
Bloom Energy Corp., Class A(1)(2)	10,919	293,394
Encore Wire Corp.	1,578	119,597
EnerSys	3,363	328,666
Eos Energy Enterprises, Inc.(1)	1,377	24,731
FTC Solar, Inc.(1)(2)	1,491	19,845
FuelCell Energy, Inc.(1)(2)	25,621	228,027
GrafTech International, Ltd.	13,368	155,336
Powell Industries, Inc.	811	25,100
Preformed Line Products Co.	222	16,472
Romeo Power, Inc.(1)	3,278	26,683
Stem, Inc.(1)	4,911	176,845
Thermon Group Holdings, Inc.(1)	2,669	45,480
TPI Composites, Inc.(1)	2,801	135,624
Vicor Corp.(1)	1,591	168,232
		$ 2,442,514
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.(1)(2)	587	$ 22,746
Advanced Energy Industries, Inc.	3,090	348,274
Aeva Technologies, Inc.(1)(2)	1,947	20,580
Akoustis Technologies, Inc.(1)(2)	2,785	29,827
Arlo Technologies, Inc.(1)	6,268	42,434
Badger Meter, Inc.	2,290	224,695
Belden, Inc.	3,469	175,427
Benchmark Electronics, Inc.	2,968	84,469

14
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	2,503	$ 93,011
Daktronics, Inc.(1)	2,960	19,506
ePlus, Inc.(1)	1,043	90,418
Fabrinet (1)	2,899	277,927
FARO Technologies, Inc.(1)	1,514	117,744
Identiv, Inc.(1)	1,620	27,540
II-VI, Inc.(1)(2)	8,202	595,383
Insight Enterprises, Inc.(1)	2,819	281,928
Iteris, Inc.(1)	3,527	23,455
Itron, Inc.(1)	3,579	357,828
Kimball Electronics, Inc.(1)	2,097	45,589
Knowles Corp.(1)	7,204	142,207
Luna Innovations, Inc.(1)	2,558	27,703
Methode Electronics, Inc.	2,986	146,941
MicroVision, Inc.(1)(2)	12,416	207,968
Napco Security Technologies, Inc.(1)	1,045	38,007
nLight, Inc.(1)	3,335	120,994
Novanta, Inc.(1)	2,784	375,172
OSI Systems, Inc.(1)	1,328	134,978
Ouster, Inc.(1)	2,277	28,440
PAR Technology Corp.(1)	1,860	130,088
PC Connection, Inc.	941	43,540
Plexus Corp.(1)	2,220	202,930
Rogers Corp.(1)	1,467	294,574
Sanmina Corp.(1)	5,037	196,242
ScanSource, Inc.(1)	2,089	58,764
TTM Technologies, Inc.(1)	8,703	124,453
Velodyne Lidar, Inc.(1)	5,543	58,978
Vishay Intertechnology, Inc.	10,456	235,783
Vishay Precision Group, Inc.(1)	1,011	34,414
		$ 5,480,957
Energy Equipment & Services — 0.9%
Archrock, Inc.	11,297	$ 100,656
Aspen Aerogels, Inc.(1)	1,806	54,036
Bristow Group, Inc.(1)	578	14,803
Cactus, Inc., Class A	4,280	157,162
ChampionX Corp.(1)	15,905	407,963
DMC Global, Inc.(1)	1,457	81,898
Dril-Quip, Inc.(1)	2,927	99,020
Frank's International NV(1)	13,689	41,478
FTS International, Inc., Class A(1)	697	19,718
Helix Energy Solutions Group, Inc.(1)	12,468	71,192
Helmerich & Payne, Inc.	8,257	269,426
Liberty Oilfield Services, Inc., Class A(1)	6,846	96,939
Nabors Industries, Ltd.(1)	622	71,057
National Energy Services Reunited Corp.(1)(2)	2,092	29,811
Security	Shares	Value
Energy Equipment & Services (continued)
Newpark Resources, Inc.(1)	7,671	$ 26,542
NexTier Oilfield Solutions, Inc.(1)	13,416	63,860
Oceaneering International, Inc.(1)	7,810	121,602
Oil States International, Inc.(1)	5,061	39,729
Patterson-UTI Energy, Inc.	14,898	148,086
ProPetro Holding Corp.(1)	6,820	62,471
RPC, Inc.(1)	5,124	25,364
Select Energy Services, Inc., Class A(1)	5,076	30,659
Solaris Oilfield Infrastructure, Inc., Class A	2,541	24,749
TETRA Technologies, Inc.(1)	9,623	41,764
Tidewater, Inc.(1)	3,229	38,909
US Silica Holdings, Inc.(1)	5,760	66,586
		$ 2,205,480
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(1)	32,257	$ 1,828,327
Chicken Soup for the Soul Entertainment, Inc.(1)	902	37,343
Cinemark Holdings, Inc.(1)	8,475	186,026
CuriosityStream, Inc.(1)(2)	2,040	27,826
Eros STX Global Corp.(1)	24,908	38,109
IMAX Corp.(1)	3,908	84,022
Liberty Braves Group, Series A(1)	713	20,121
Liberty Braves Group, Series C(1)	3,012	83,643
Lions Gate Entertainment Corp., Class A(1)	4,567	94,537
Lions Gate Entertainment Corp., Class B(1)	9,036	165,359
LiveXLive Media, Inc.(1)	4,111	19,404
Madison Square Garden Entertainment Corp.(1)	1,483	124,527
Marcus Corp. (The)(1)(2)	1,876	39,790
		$ 2,749,034
Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust	6,900	$ 151,524
Agree Realty Corp.	5,274	371,764
Alexander & Baldwin, Inc.	6,134	112,375
Alexander's, Inc.	184	49,303
American Assets Trust, Inc.	3,916	146,028
American Finance Trust, Inc.	9,434	80,000
Apartment Investment and Management Co., Class A	11,681	78,379
Apple Hospitality REIT, Inc.	16,468	251,302
Armada Hoffler Properties, Inc.	4,892	65,015
Ashford Hospitality Trust, Inc.(1)(2)	8,594	39,189
Braemar Hotels & Resorts, Inc.(1)	3,489	21,667
Brandywine Realty Trust	13,308	182,453
Broadstone Net Lease, Inc.(2)	11,160	261,256
BRT Apartments Corp.	682	11,826
CareTrust REIT, Inc.	7,568	175,805

15
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CatchMark Timber Trust, Inc., Class A	4,393	$ 51,398
Centerspace	1,104	87,106
Chatham Lodging Trust(1)	3,800	48,906
City Office REIT, Inc.	3,686	45,817
Clipper Realty, Inc.	1,313	9,651
Columbia Property Trust, Inc.	9,316	162,005
Community Healthcare Trust, Inc.	1,862	88,370
CorePoint Lodging, Inc.(1)	3,663	39,194
Corporate Office Properties Trust	8,859	247,963
CTO Realty Growth, Inc.	466	24,940
DiamondRock Hospitality Co.(1)	16,248	157,606
DigitalBridge Group, Inc.(1)(2)	37,494	296,203
Diversified Healthcare Trust	18,611	77,794
Easterly Government Properties, Inc.	6,683	140,878
EastGroup Properties, Inc.	3,118	512,755
Empire State Realty Trust, Inc., Class A	11,214	134,568
Equity Commonwealth	9,198	240,988
Essential Properties Realty Trust, Inc.	9,181	248,254
Farmland Partners, Inc.	2,123	25,582
Four Corners Property Trust, Inc.	5,983	165,191
Franklin Street Properties Corp.	9,022	47,456
GEO Group, Inc. (The)(2)	9,238	65,775
Getty Realty Corp.	2,913	90,740
Gladstone Commercial Corp.	2,560	57,754
Gladstone Land Corp.(2)	1,647	39,627
Global Medical REIT, Inc.	4,446	65,623
Global Net Lease, Inc.	7,553	139,730
Healthcare Realty Trust, Inc.	11,320	341,864
Hersha Hospitality Trust(1)	3,227	34,722
Independence Realty Trust, Inc.	8,416	153,424
Indus Realty Trust, Inc.	233	15,296
Industrial Logistics Properties Trust	5,439	142,175
Innovative Industrial Properties, Inc.(2)	1,858	354,915
iStar, Inc.(2)	5,550	115,051
Kite Realty Group Trust	6,756	148,700
Lexington Realty Trust	22,251	265,899
LTC Properties, Inc.	3,163	121,428
Macerich Co. (The)	15,500	282,875
Mack-Cali Realty Corp.	6,888	118,129
Monmouth Real Estate Investment Corp.	7,470	139,838
National Health Investors, Inc.	3,431	230,048
National Storage Affiliates Trust	5,505	278,333
NETSTREIT Corp.	3,112	71,763
New Senior Investment Group, Inc.	7,208	63,286
NexPoint Residential Trust, Inc.	1,745	95,940
Office Properties Income Trust	3,755	110,059
One Liberty Properties, Inc.	1,306	37,077
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.(1)	11,413	$ 274,254
Paramount Group, Inc.	14,640	147,425
Pebblebrook Hotel Trust	10,195	240,092
Physicians Realty Trust	16,980	313,621
Piedmont Office Realty Trust, Inc., Class A	10,097	186,492
Plymouth Industrial REIT, Inc.	2,055	41,141
Postal Realty Trust, Inc., Class A	945	17,237
PotlatchDeltic Corp.	5,331	283,343
Preferred Apartment Communities, Inc., Class A	3,903	38,054
PS Business Parks, Inc.	1,575	233,226
QTS Realty Trust, Inc., Class A	5,443	420,744
Retail Opportunity Investments Corp.	9,412	166,216
Retail Properties of America, Inc., Class A	16,823	192,623
Retail Value, Inc.	1,452	31,581
RLJ Lodging Trust	13,354	203,381
RPT Realty	6,804	88,316
Ryman Hospitality Properties, Inc.(1)	4,218	333,053
Sabra Health Care REIT, Inc.	16,713	304,177
Safehold, Inc.(2)	1,403	110,135
Saul Centers, Inc.	978	44,450
Seritage Growth Properties, Class A(1)	2,944	54,170
Service Properties Trust	12,870	162,162
SITE Centers Corp.	13,589	204,650
STAG Industrial, Inc.	12,620	472,367
Summit Hotel Properties, Inc.(1)	8,982	83,802
Sunstone Hotel Investors, Inc.(1)	16,856	209,351
Tanger Factory Outlet Centers, Inc.	7,847	147,916
Terreno Realty Corp.	5,501	354,924
UMH Properties, Inc.	3,128	68,253
Uniti Group, Inc.	15,252	161,519
Universal Health Realty Income Trust	1,113	68,505
Urban Edge Properties	9,441	180,323
Urstadt Biddle Properties, Inc., Class A	2,599	50,369
Washington Real Estate Investment Trust	6,640	152,720
Whitestone REIT	3,231	26,656
Xenia Hotels & Resorts, Inc.(1)	9,217	172,634
		$ 14,670,464
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	2,690	$ 82,126
BJ's Wholesale Club Holdings, Inc.(1)	10,749	511,437
Chefs' Warehouse, Inc. (The)(1)	2,573	81,899
HF Foods Group, Inc.(1)(2)	3,141	16,616
Ingles Markets, Inc., Class A	1,243	72,430
MedAvail Holdings, Inc.(1)(2)	919	11,258
Natural Grocers by Vitamin Cottage, Inc.	875	9,398
Performance Food Group Co.(1)	10,348	501,775

16
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
PriceSmart, Inc.	1,850	$ 168,368
Rite Aid Corp.(1)(2)	4,628	75,436
SpartanNash Co.	3,190	61,599
Sprouts Farmers Market, Inc.(1)	9,309	231,329
United Natural Foods, Inc.(1)	4,376	161,824
Village Super Market, Inc., Class A	640	15,046
Weis Markets, Inc.	1,290	66,641
		$ 2,067,182
Food Products — 0.9%
AppHarvest, Inc.(1)	3,760	$ 60,160
B&G Foods, Inc.	5,023	164,754
Calavo Growers, Inc.	1,424	90,310
Cal-Maine Foods, Inc.	2,798	101,316
Fresh Del Monte Produce, Inc.	2,749	90,387
Hostess Brands, Inc.(1)	10,500	169,995
J&J Snack Foods Corp.	1,156	201,618
John B. Sanfilippo & Son, Inc.	716	63,416
Laird Superfood, Inc.(1)	261	7,796
Lancaster Colony Corp.	1,489	288,136
Landec Corp.(1)	2,282	25,673
Limoneira Co.	1,228	21,551
Mission Produce, Inc.(1)	2,908	60,225
Sanderson Farms, Inc.	1,593	299,436
Seneca Foods Corp., Class A(1)	594	30,342
Simply Good Foods Co. (The)(1)	6,676	243,741
Tattooed Chef, Inc.(1)(2)	3,667	78,657
Tootsie Roll Industries, Inc.(2)	1,480	50,187
TreeHouse Foods, Inc.(1)	4,077	181,508
Utz Brands, Inc.	4,623	100,735
Vital Farms, Inc.(1)	1,946	38,842
Whole Earth Brands, Inc.(1)	2,930	42,485
		$ 2,411,270
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A(2)	2,871	$ 216,473
Chesapeake Utilities Corp.	1,388	167,018
New Jersey Resources Corp.	7,754	306,826
Northwest Natural Holding Co.	2,394	125,733
ONE Gas, Inc.	4,136	306,560
South Jersey Industries, Inc.(2)	8,079	209,488
Southwest Gas Holdings, Inc.	4,551	301,231
Spire, Inc.	4,084	295,151
		$ 1,928,480
Security	Shares	Value
Health Care Equipment & Supplies — 3.5%
Accelerate Diagnostics, Inc.(1)	2,287	$ 18,433
Accuray, Inc.(1)	6,420	29,018
Acutus Medical, Inc.(1)(2)	838	14,229
Alphatec Holdings, Inc.(1)	5,397	82,682
AngioDynamics, Inc.(1)	3,206	86,979
Apyx Medical Corp.(1)	2,938	30,291
Asensus Surgical, Inc.(1)	18,346	58,157
Aspira Women's Health, Inc.(1)(2)	6,816	38,306
AtriCure, Inc.(1)	3,557	282,177
Atrion Corp.	121	75,132
Avanos Medical, Inc.(1)	3,989	145,080
AxoGen, Inc.(1)	3,047	65,846
Axonics, Inc.(1)	3,264	206,970
BioLife Solutions, Inc.(1)	1,914	85,192
Bioventus, Inc., Class A(1)	624	10,982
Butterfly Network, Inc.(1)	2,548	36,895
Cardiovascular Systems, Inc.(1)	3,081	131,405
Cerus Corp.(1)	14,314	84,596
ClearPoint Neuro, Inc.(1)	1,475	28,158
CONMED Corp.	2,277	312,928
CryoLife, Inc.(1)	3,149	89,432
CryoPort, Inc.(1)(2)	3,246	204,823
Cutera, Inc.(1)(2)	1,488	72,957
CytoSorbents Corp.(1)(2)	3,468	26,183
DarioHealth Corp.(1)(2)	1,057	22,577
Eargo, Inc.(1)	1,514	60,424
Glaukos Corp.(1)	3,577	303,437
Haemonetics Corp.(1)	3,956	263,628
Heska Corp.(1)	751	172,527
Inari Medical, Inc.(1)	2,665	248,591
Inogen, Inc.(1)	1,598	104,142
Integer Holdings Corp.(1)	2,576	242,659
Intersect ENT, Inc.(1)	2,690	45,972
Invacare Corp.(1)	2,498	20,159
iRadimed Corp.(1)	282	8,294
iRhythm Technologies, Inc.(1)	2,350	155,922
Lantheus Holdings, Inc.(1)	5,359	148,123
LeMaitre Vascular, Inc.	1,302	79,448
LivaNova PLC(1)	3,852	323,992
Meridian Bioscience, Inc.(1)	3,556	78,872
Merit Medical Systems, Inc.(1)	4,025	260,256
Mesa Laboratories, Inc.	404	109,553
Misonix, Inc.(1)	1,277	28,324
Natus Medical, Inc.(1)	2,645	68,717
Neogen Corp.(1)	8,582	395,115
Neuronetics, Inc.(1)	1,958	31,367

17
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
NeuroPace, Inc.(1)	546	$ 12,989
Nevro Corp.(1)	2,713	449,788
NuVasive, Inc.(1)	4,062	275,322
OraSure Technologies, Inc.(1)	6,111	61,966
Ortho Clinical Diagnostics Holdings PLC(1)	7,177	153,660
Orthofix Medical, Inc.(1)	1,619	64,938
OrthoPediatrics Corp.(1)	1,056	66,718
Outset Medical, Inc.(1)(2)	3,587	179,278
PAVmed, Inc.(1)	5,168	33,075
Pulmonx Corp.(1)	1,991	87,843
Pulse Biosciences, Inc.(1)(2)	1,155	18,942
Quotient, Ltd.(1)(2)	5,345	19,456
Retractable Technologies, Inc.(1)(2)	1,172	13,548
SeaSpine Holdings Corp.(1)	2,490	51,070
Senseonics Holdings, Inc.(1)	32,570	125,069
Shockwave Medical, Inc.(1)	2,646	502,026
SI-BONE, Inc.(1)	2,542	79,997
Sientra, Inc.(1)	4,505	35,860
Silk Road Medical, Inc.(1)	2,660	127,308
Soliton, Inc.(1)(2)	727	16,350
STAAR Surgical Co.(1)	3,726	568,215
Stereotaxis, Inc.(1)	3,905	37,644
SurModics, Inc.(1)	1,145	62,116
Tactile Systems Technology, Inc.(1)	1,650	85,800
Talis Biomedical Corp.(1)	1,077	11,879
TransMedics Group, Inc.(1)	2,122	70,408
Treace Medical Concepts, Inc.(1)	857	26,790
Utah Medical Products, Inc.	296	25,172
Vapotherm, Inc.(1)(2)	1,694	40,046
Varex Imaging Corp.(1)	3,308	88,721
ViewRay, Inc.(1)	10,682	70,501
Zynex, Inc.(1)	1,374	21,338
		$ 8,872,783
Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.(1)	9,143	$ 302,268
Accolade, Inc.(1)	3,947	214,362
AdaptHealth Corp.(1)	6,108	167,420
Addus HomeCare Corp.(1)	1,220	106,433
Agiliti, Inc.(1)	1,772	38,754
Alignment Healthcare, Inc.(1)	2,065	48,259
AMN Healthcare Services, Inc.(1)	3,697	358,535
Apollo Medical Holdings, Inc.(1)(2)	2,844	178,632
Apria, Inc.(1)	616	17,248
Aveanna Healthcare Holdings, Inc.(1)	3,026	37,432
Biodesix, Inc.(1)(2)	963	12,721
Brookdale Senior Living, Inc.(1)	14,512	114,645
Security	Shares	Value
Health Care Providers & Services (continued)
Castle Biosciences, Inc.(1)	1,671	$ 122,534
Community Health Systems, Inc.(1)	9,743	150,432
CorVel Corp.(1)	735	98,710
Covetrus, Inc.(1)	8,115	219,105
Cross Country Healthcare, Inc.(1)	2,877	47,499
Ensign Group, Inc. (The)	4,205	364,447
Exagen, Inc.(1)	849	12,726
Fulgent Genetics, Inc.(1)(2)	1,591	146,738
Hanger, Inc.(1)	3,196	80,795
HealthEquity, Inc.(1)	6,415	516,279
InfuSystem Holdings, Inc.(1)	1,278	26,570
Innovage Holding Corp.(1)	1,437	30,622
Joint Corp. (The)(1)	1,152	96,676
LHC Group, Inc.(1)	2,395	479,623
Magellan Health, Inc.(1)	1,861	175,306
MEDNAX, Inc.(1)	5,969	179,965
ModivCare, Inc.(1)	983	167,179
National HealthCare Corp.	1,074	75,073
National Research Corp.	1,192	54,713
Ontrak, Inc.(1)	623	20,235
Option Care Health, Inc.(1)	8,750	191,362
Owens & Minor, Inc.	5,688	240,773
Patterson Cos., Inc.	6,720	204,221
Pennant Group, Inc. (The)(1)	2,149	87,894
PetIQ, Inc.(1)	2,070	79,902
Privia Health Group, Inc.(1)	1,537	68,197
Progyny, Inc.(1)	4,947	291,873
R1 RCM, Inc.(1)	10,178	226,359
RadNet, Inc.(1)	3,530	118,926
Select Medical Holdings Corp.	8,835	373,367
Sharps Compliance Corp.(1)	1,261	12,988
SOC Telemed, Inc.(1)	3,210	18,265
Surgery Partners, Inc.(1)	2,485	165,551
Tenet Healthcare Corp.(1)	8,328	557,893
Tivity Health, Inc.(1)	3,730	98,136
Triple-S Management Corp., Class B(1)	1,726	38,438
US Physical Therapy, Inc.	1,002	116,102
Viemed Healthcare, Inc.(1)	3,037	21,714
		$ 7,573,897
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.(1)	10,974	$ 203,129
American Well Corp., Class A(1)	15,265	192,034
Castlight Health, Inc., Class B(1)	9,363	24,625
Computer Programs and Systems, Inc.	938	31,170
Evolent Health, Inc., Class A(1)	6,141	129,698
Forian, Inc.(1)	1,423	17,887

18
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology (continued)
Health Catalyst, Inc.(1)	3,505	$ 194,563
HealthStream, Inc.(1)	2,289	63,955
iCad, Inc.(1)	1,776	30,743
Inovalon Holdings, Inc., Class A(1)	6,074	207,002
Inspire Medical Systems, Inc.(1)	2,129	411,450
Multiplan Corp.(1)(2)	31,294	297,919
NantHealth, Inc.(1)	2,382	5,526
NextGen Healthcare, Inc.(1)	4,587	76,098
Omnicell, Inc.(1)	3,374	510,992
OptimizeRx Corp.(1)	1,258	77,870
Phreesia, Inc.(1)	2,989	183,226
Schrodinger, Inc.(1)	3,553	268,642
Simulations Plus, Inc.(2)	1,252	68,747
Tabula Rasa HealthCare, Inc.(1)	1,809	90,450
Vocera Communications, Inc.(1)	2,799	111,540
		$ 3,197,266
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc.(1)	3,729	$ 44,263
Bally's Corp.(1)	2,560	138,522
Biglari Holdings, Inc., Class B(1)	80	12,758
BJ's Restaurants, Inc.(1)	1,896	93,169
Bloomin' Brands, Inc.(1)	7,121	193,264
Bluegreen Vacations Holding Corp.(1)	1,411	25,398
Brinker International, Inc.(1)	3,688	228,103
Carrols Restaurant Group, Inc.(1)	3,096	18,607
Century Casinos, Inc.(1)	1,662	22,321
Cheesecake Factory, Inc. (The)(1)	3,448	186,813
Chuy's Holdings, Inc.(1)	1,681	62,634
Cracker Barrel Old Country Store, Inc.	1,860	276,136
Dave & Buster's Entertainment, Inc.(1)	3,594	145,916
Del Taco Restaurants, Inc.	2,895	28,979
Denny's Corp.(1)	4,997	82,400
Dine Brands Global, Inc.(1)	1,363	121,648
Drive Shack, Inc.(1)(2)	6,477	21,439
El Pollo Loco Holdings, Inc.(1)	1,580	28,898
Esports Technologies, Inc.(1)	190	4,001
Everi Holdings, Inc.(1)	6,554	163,457
Fiesta Restaurant Group, Inc.(1)	1,520	20,414
Full House Resorts, Inc.(1)	2,565	25,496
GAN, Ltd.(1)(2)	3,146	51,720
Golden Entertainment, Inc.(1)	1,501	67,245
Golden Nugget Online Gaming, Inc.(1)	2,502	31,925
Hall of Fame Resort & Entertainment Co.(1)	4,311	16,942
Hilton Grand Vacations, Inc.(1)	6,710	277,727
International Game Technology PLC(1)(2)	8,086	193,741
Jack in the Box, Inc.	1,802	200,815
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Kura Sushi USA, Inc., Class A(1)	280	$ 10,643
Lindblad Expeditions Holdings, Inc.(1)(2)	2,177	34,854
Monarch Casino & Resort, Inc.(1)	1,097	72,588
Nathan's Famous, Inc.	237	16,903
NeoGames S.A.(1)	454	27,907
Noodles & Co.(1)	3,189	39,799
ONE Group Hospitality, Inc. (The)(1)	1,532	16,883
Papa John's International, Inc.	2,594	270,917
PlayAGS, Inc.(1)	1,838	18,196
RCI Hospitality Holdings, Inc.	655	43,361
Red Robin Gourmet Burgers, Inc.(1)	1,310	43,374
Red Rock Resorts, Inc., Class A(1)	4,835	205,487
Rush Street Interactive, Inc.(1)	4,103	50,303
Ruth's Hospitality Group, Inc.(1)	2,742	63,148
Scientific Games Corp., Class A(1)	7,541	583,975
SeaWorld Entertainment, Inc.(1)	4,190	209,249
Shake Shack, Inc., Class A(1)	2,959	316,672
Target Hospitality Corp.(1)	2,913	10,807
Texas Roadhouse, Inc.	5,539	532,852
Wingstop, Inc.	2,340	368,854
		$ 5,721,523
Household Durables — 1.8%
Aterian, Inc.(1)	1,551	$ 22,691
Bassett Furniture Industries, Inc.	730	17,776
Beazer Homes USA, Inc.(1)	2,686	51,813
Casper Sleep, Inc.(1)	2,157	17,774
Cavco Industries, Inc.(1)	747	165,976
Century Communities, Inc.(1)	2,378	158,232
Ethan Allen Interiors, Inc.	1,924	53,102
Flexsteel Industries, Inc.	521	21,043
GoPro, Inc., Class A(1)	10,449	121,731
Green Brick Partners, Inc.(1)	2,495	56,736
Hamilton Beach Brands Holding Co., Class A	584	13,006
Helen of Troy, Ltd.(1)	1,918	437,534
Hooker Furniture Corp.	834	28,890
Hovnanian Enterprises, Inc., Class A(1)	401	42,622
Installed Building Products, Inc.	1,915	234,319
iRobot Corp.(1)	2,193	204,804
KB Home	7,034	286,424
Landsea Homes Corp.(1)	471	3,942
La-Z-Boy, Inc.	3,625	134,270
Legacy Housing Corp.(1)	380	6,426
LGI Homes, Inc.(1)	1,740	281,776
Lifetime Brands, Inc.	858	12,844
Lovesac Co. (The)(1)	1,001	79,870
M / I Homes, Inc.(1)	2,268	133,064

19
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
MDC Holdings, Inc.	4,484	$ 226,890
Meritage Homes Corp.(1)	2,940	276,595
Purple Innovation, Inc.(1)	3,938	104,003
Skyline Champion Corp.(1)	4,277	227,964
Sonos, Inc.(1)	9,429	332,184
Taylor Morrison Home Corp.(1)	9,846	260,131
TRI Pointe Homes, Inc.(1)	9,223	197,649
Tupperware Brands Corp.(1)	4,044	96,045
Universal Electronics, Inc.(1)	1,223	59,316
VOXX International Corp.(1)	1,752	24,546
Vuzix Corp.(1)	4,601	84,428
		$ 4,476,416
Household Products — 0.3%
Central Garden & Pet Co.(1)	789	$ 41,762
Central Garden & Pet Co., Class A(1)	3,253	157,120
Energizer Holdings, Inc.	5,338	229,427
Oil-Dri Corp. of America	406	13,877
WD-40 Co.	1,071	274,487
		$ 716,673
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	3,063	$ 77,249
Clearway Energy, Inc., Class C	6,435	170,399
Ormat Technologies, Inc.	3,562	247,666
Sunnova Energy International, Inc.(1)	6,748	254,129
		$ 749,443
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	2,900	$ 167,765
		$ 167,765
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	3,798	$ 59,477
American Equity Investment Life Holding Co.	6,695	216,382
American National Group, Inc.	584	86,753
AMERISAFE, Inc.	1,636	97,653
Argo Group International Holdings, Ltd.	2,640	136,831
BRP Group, Inc., Class A(1)	3,625	96,606
Citizens, Inc.(1)(2)	4,427	23,419
CNO Financial Group, Inc.	10,298	243,239
Crawford & Co., Class A	1,459	13,233
Donegal Group, Inc., Class A	916	13,346
eHealth, Inc.(1)	1,915	111,836
Employers Holdings, Inc.	2,341	100,195
Enstar Group, Ltd.(1)	1,079	257,795
Security	Shares	Value
Insurance (continued)
Genworth Financial, Inc., Class A(1)	39,760	$ 155,064
Goosehead Insurance, Inc., Class A	1,389	176,820
Greenlight Capital Re, Ltd., Class A(1)	2,647	24,167
HCI Group, Inc.(2)	444	44,147
Heritage Insurance Holdings, Inc.	1,906	16,354
Horace Mann Educators Corp.	3,472	129,922
Independence Holding Co.	394	18,250
Investors Title Co.	111	19,384
James River Group Holdings, Ltd.	2,807	105,319
Kinsale Capital Group, Inc.	1,686	277,802
Maiden Holdings, Ltd.(1)	5,451	18,370
MBIA, Inc.(1)	4,530	49,830
MetroMile, Inc.(1)	2,879	26,343
National Western Life Group, Inc., Class A	193	43,307
NI Holdings, Inc.(1)	903	17,166
Palomar Holdings, Inc.(1)	1,927	145,412
ProAssurance Corp.	4,215	95,891
ProSight Global, Inc.(1)	758	9,672
RLI Corp.	3,220	336,780
Safety Insurance Group, Inc.	1,197	93,701
Selective Insurance Group, Inc.	4,660	378,159
Selectquote, Inc.(1)	10,628	204,695
SiriusPoint, Ltd.(1)	7,085	71,346
State Auto Financial Corp.	1,338	22,907
Stewart Information Services Corp.	2,245	127,269
Tiptree, Inc.	2,311	21,492
Trean Insurance Group, Inc.(1)	1,026	15,472
Trupanion, Inc.(1)	2,994	344,609
United Fire Group, Inc.	1,866	51,744
United Insurance Holdings Corp.	1,483	8,453
Universal Insurance Holdings, Inc.	2,530	35,116
Watford Holdings, Ltd.(1)(2)	1,476	51,645
		$ 4,593,373
Interactive Media & Services — 0.5%
CarGurus, Inc.(1)	7,351	$ 192,817
Cars.com, Inc.(1)	5,846	83,773
Eventbrite, Inc., Class A(1)(2)	5,885	111,815
EverQuote, Inc., Class A(1)	1,239	40,490
fuboTV, Inc.(1)	10,311	331,086
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	25,523
MediaAlpha, Inc., Class A(1)	1,490	62,729
QuinStreet, Inc.(1)	4,141	76,940
TrueCar, Inc.(1)	7,838	44,285
Yelp, Inc.(1)	5,683	227,093
		$ 1,196,551

20
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc., Class A(1)	2,081	$ 66,322
CarParts.com, Inc.(1)	3,715	75,637
Duluth Holdings, Inc., Class B(1)	634	13,092
Groupon, Inc.(1)	2,006	86,579
Lands' End, Inc.(1)	1,134	46,551
Liquidity Services, Inc.(1)	2,122	54,005
Overstock.com, Inc.(1)	3,371	310,806
PetMed Express, Inc.	1,778	56,629
Porch Group, Inc.(1)	1,244	24,059
Quotient Technology, Inc.(1)	7,590	82,048
RealReal, Inc. (The)(1)	6,166	121,840
Revolve Group, Inc.(1)	2,816	194,022
Shutterstock, Inc.	1,881	184,658
Stamps.com, Inc.(1)	1,383	277,001
Stitch Fix, Inc., Class A(1)	4,633	279,370
		$ 1,872,619
IT Services — 1.4%
BigCommerce Holdings, Inc., Series 1(1)	3,684	$ 239,165
BM Technologies, Inc.(1)	351	4,366
Brightcove, Inc.(1)	3,175	45,561
Cantaloupe, Inc.(1)	4,569	54,188
Cass Information Systems, Inc.	1,244	50,693
Conduent, Inc.(1)	13,421	100,658
CSG Systems International, Inc.	2,739	129,226
DigitalOcean Holdings, Inc.(1)	1,011	56,202
EVERTEC, Inc.	4,750	207,338
Evo Payments, Inc., Class A(1)	3,485	96,674
ExlService Holdings, Inc.(1)	2,575	273,620
GreenBox POS(1)	1,362	16,249
GreenSky, Inc., Class A(1)	5,489	30,464
Grid Dynamics Holdings, Inc.(1)	2,399	36,057
Hackett Group, Inc. (The)	1,931	34,797
I3 Verticals, Inc., Class A(1)	1,552	46,901
IBEX Holdings, Ltd.(1)	410	8,003
International Money Express, Inc.(1)	2,014	29,908
Limelight Networks, Inc.(1)(2)	10,253	32,297
LiveRamp Holdings, Inc.(1)	5,104	239,122
Marathon Digital Holdings, Inc.(1)(2)	7,486	234,836
MAXIMUS, Inc.	4,809	423,048
MoneyGram International, Inc.(1)	5,478	55,218
Paya Holdings, Inc.(1)	6,446	71,035
Perficient, Inc.(1)	2,650	213,113
Priority Technology Holdings, Inc.(1)	578	4,416
Rackspace Technology, Inc.(1)	4,217	82,695
Repay Holdings Corp.(1)	6,037	145,129
Security	Shares	Value
IT Services (continued)
StarTek, Inc.(1)	1,434	$ 10,224
Sykes Enterprises, Inc.(1)	3,106	166,792
TTEC Holdings, Inc.	1,476	152,161
Tucows, Inc., Class A(1)	790	63,453
Unisys Corp.(1)	5,033	127,385
Verra Mobility Corp.(1)	10,514	161,600
		$ 3,642,594
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,869	$ 141,729
American Outdoor Brands, Inc.(1)	1,183	41,571
AMMO, Inc.(1)	5,168	50,595
Callaway Golf Co.(1)	9,076	306,133
Clarus Corp.	1,811	46,543
Escalade, Inc.	888	20,380
Genius Brands International, Inc.(1)(2)	22,131	40,721
Johnson Outdoors, Inc., Class A	405	49,005
Latham Group, Inc.(1)	1,820	58,167
Malibu Boats, Inc., Class A(1)	1,736	127,301
Marine Products Corp.	813	12,553
MasterCraft Boat Holdings, Inc.(1)	1,615	42,458
Nautilus, Inc.(1)(2)	2,617	44,096
Smith + Wesson Brands, Inc.(2)	4,170	144,699
Sturm Ruger & Co., Inc.(2)	1,347	121,203
Vista Outdoor, Inc.(1)	4,745	219,598
		$ 1,466,752
Life Sciences Tools & Services — 1.0%
Akoya Biosciences, Inc.(1)	599	$ 11,585
Berkeley Lights, Inc.(1)	3,760	168,485
Bionano Genomics, Inc.(1)	22,055	161,663
ChromaDex Corp.(1)(2)	3,310	32,637
Codexis, Inc.(1)	4,645	105,256
Fluidigm Corp.(1)	6,011	37,028
Harvard Bioscience, Inc.(1)	3,333	27,764
Inotiv, Inc.(1)	1,015	27,080
Luminex Corp.	3,659	134,651
Medpace Holdings, Inc.(1)	2,296	405,542
NanoString Technologies, Inc.(1)	3,557	230,458
NeoGenomics, Inc.(1)(2)	8,828	398,761
Pacific Biosciences of California, Inc.(1)	15,401	538,573
Personalis, Inc.(1)	2,791	70,612
Quanterix Corp.(1)	2,420	141,957
Seer, Inc.(1)(2)	1,178	38,615
		$ 2,530,667

21
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 3.7%
AgEagle Aerial Systems, Inc.(1)	5,233	$ 27,578
Alamo Group, Inc.	804	122,755
Albany International Corp., Class A	2,502	223,329
Altra Industrial Motion Corp.	5,081	330,367
Astec Industries, Inc.	1,870	117,698
Barnes Group, Inc.	3,822	195,877
Blue Bird Corp.(1)	1,311	32,591
Chart Industries, Inc.(1)	2,864	419,060
CIRCOR International, Inc.(1)	1,669	54,409
Columbus McKinnon Corp.	2,183	105,308
Commercial Vehicle Group, Inc.(1)	2,513	26,713
Desktop Metal, Inc., Class A(1)	6,555	75,383
Douglas Dynamics, Inc.	1,952	79,427
Energy Recovery, Inc.(1)	3,367	76,700
Enerpac Tool Group Corp.	4,678	124,528
EnPro Industries, Inc.	1,619	157,286
ESCO Technologies, Inc.	2,082	195,312
Evoqua Water Technologies Corp.(1)	9,075	306,553
ExOne Co. (The)(1)(2)	993	21,489
Federal Signal Corp.	4,867	195,799
Franklin Electric Co., Inc.	3,745	301,922
Gorman-Rupp Co. (The)	1,579	54,381
Greenbrier Cos., Inc. (The)	2,622	114,267
Helios Technologies, Inc.	2,542	198,403
Hillenbrand, Inc.	6,027	265,670
Hydrofarm Holdings Group, Inc.(1)	783	46,283
Hyliion Holdings Corp.(1)	9,193	107,098
Hyster-Yale Materials Handling, Inc.	806	58,822
John Bean Technologies Corp.	2,461	350,988
Kadant, Inc.	952	167,638
Kennametal, Inc.	6,756	242,676
Lindsay Corp.	855	141,314
Luxfer Holdings PLC	2,400	53,400
Lydall, Inc.(1)	1,313	79,463
Manitowoc Co., Inc. (The)(1)	2,727	66,812
Mayville Engineering Co., Inc.(1)	556	11,181
Meritor, Inc.(1)	5,811	136,094
Meta Materials, Inc.(1)(2)	4,825	36,139
Miller Industries, Inc.	1,050	41,412
Mueller Industries, Inc.	4,548	196,974
Mueller Water Products, Inc., Class A	12,351	178,101
Navistar International Corp.(1)	4,060	180,670
Nikola Corp.(1)	15,724	283,975
NN, Inc.(1)	3,488	25,637
Omega Flex, Inc.	248	36,384
Park-Ohio Holdings Corp.	726	23,334
Security	Shares	Value
Machinery (continued)
Proto Labs, Inc.(1)	2,175	$ 199,665
RBC Bearings, Inc.(1)	1,940	386,875
REV Group, Inc.	2,574	40,386
Rexnord Corp.	9,407	470,726
Shyft Group, Inc. (The)	2,714	101,531
SPX Corp.(1)	3,497	213,597
SPX FLOW, Inc.	3,305	215,618
Standex International Corp.	1,000	94,910
Tennant Co.	1,548	123,608
Terex Corp.	5,366	255,529
Titan International, Inc.(1)	3,959	33,572
TriMas Corp.(1)	3,443	104,426
Trinity Industries, Inc.	6,804	182,960
Wabash National Corp.	4,465	71,440
Watts Water Technologies, Inc., Class A	2,158	314,874
Welbilt, Inc.(1)	10,606	245,529
		$ 9,342,446
Marine — 0.1%
Costamare, Inc.	4,298	$ 50,759
Eagle Bulk Shipping, Inc.(1)	653	30,900
Genco Shipping & Trading, Ltd.	2,519	47,559
Matson, Inc.	3,370	215,680
Safe Bulkers, Inc.(1)	4,225	16,942
		$ 361,840
Media — 1.1%
Advantage Solutions, Inc.(1)	5,990	$ 64,632
AMC Networks, Inc., Class A(1)	2,381	159,051
Audacy, Inc.(1)	10,833	46,690
Boston Omaha Corp., Class A(1)	1,113	35,293
Cardlytics, Inc.(1)(2)	2,507	318,214
Clear Channel Outdoor Holdings, Inc.(1)	28,478	75,182
comScore, Inc.(1)	4,319	21,595
Daily Journal Corp.(1)	88	29,788
Digital Media Solutions, Inc., Class A(1)	236	2,285
Emerald Holding, Inc.(1)	2,053	11,066
Entravision Communications Corp., Class A	5,618	37,528
EW Scripps Co. (The), Class A	4,675	95,323
Fluent, Inc.(1)	2,683	7,861
Gannett Co., Inc.(1)	10,067	55,268
Gray Television, Inc.	6,701	156,803
Hemisphere Media Group, Inc.(1)	1,449	17,098
iHeartMedia, Inc., Class A(1)	8,782	236,499
John Wiley & Sons, Inc., Class A	3,384	203,649
Loral Space & Communications, Inc.	1,011	39,277

22
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Magnite, Inc.(1)	8,236	$ 278,706
MDC Partners, Inc., Class A(1)	4,901	28,671
Meredith Corp.(1)	3,226	140,138
MSG Networks, Inc., Class A(1)	2,533	36,931
National CineMedia, Inc.	5,225	26,491
Scholastic Corp.	2,279	86,351
Sinclair Broadcast Group, Inc., Class A	3,764	125,040
TechTarget, Inc.(1)	1,981	153,508
TEGNA, Inc.	17,344	325,374
Thryv Holdings, Inc.(1)	507	18,135
WideOpenWest, Inc.(1)	4,110	85,118
		$ 2,917,565
Metals & Mining — 1.2%
Allegheny Technologies, Inc.(1)	10,322	$ 215,214
Arconic Corp.(1)	8,657	308,362
Carpenter Technology Corp.	3,863	155,370
Century Aluminum Co.(1)	4,377	56,419
Coeur Mining, Inc.(1)	19,006	168,773
Commercial Metals Co.	9,675	297,216
Compass Minerals International, Inc.	2,779	164,684
Constellium SE(1)	9,626	182,413
Ferroglobe Representation & Warranty Insurance Trust(4)	5,015	0
Gatos Silver, Inc.(1)	2,714	47,468
Haynes International, Inc.	1,062	37,574
Hecla Mining Co.	41,687	310,151
Kaiser Aluminum Corp.	1,239	153,004
Materion Corp.	1,598	120,409
MP Materials Corp.(1)	5,720	210,839
Novagold Resources, Inc.(1)	19,333	154,857
Olympic Steel, Inc.	846	24,864
Perpetua Resources Corp.(1)	2,101	15,337
PolyMet Mining Corp.(1)	2,264	8,173
Ryerson Holding Corp.(1)	965	14,089
Schnitzer Steel Industries, Inc., Class A	2,033	99,719
SunCoke Energy, Inc.	6,534	46,653
TimkenSteel Corp.(1)	3,716	52,581
Warrior Met Coal, Inc.	4,424	76,093
Worthington Industries, Inc.	2,839	173,690
		$ 3,093,952
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.	569	$ 11,750
Apollo Commercial Real Estate Finance, Inc.	11,004	175,514
Arbor Realty Trust, Inc.	9,750	173,745
Ares Commercial Real Estate Corp.	2,562	37,636
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc.	5,083	$ 58,048
Blackstone Mortgage Trust, Inc., Class A	10,859	346,294
BrightSpire Capital, Inc.	6,877	64,644
Broadmark Realty Capital, Inc.	10,466	110,835
Capstead Mortgage Corp.	8,164	50,127
Chimera Investment Corp.	18,054	271,893
Dynex Capital, Inc.	2,384	44,485
Ellington Financial, Inc.	3,471	66,470
Granite Point Mortgage Trust, Inc.	4,738	69,886
Great Ajax Corp.	1,593	20,677
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(2)	5,976	335,552
Invesco Mortgage Capital, Inc.	18,913	73,761
KKR Real Estate Finance Trust, Inc.	2,170	46,937
Ladder Capital Corp.	9,254	106,791
MFA Financial, Inc.	34,716	159,346
New York Mortgage Trust, Inc.	29,773	133,085
Orchid Island Capital, Inc.(2)	6,955	36,096
PennyMac Mortgage Investment Trust	7,980	168,059
Ready Capital Corp.	4,965	78,795
Redwood Trust, Inc.	9,115	110,018
TPG RE Finance Trust, Inc.	5,301	71,298
Two Harbors Investment Corp.	21,477	162,366
		$ 2,984,108
Multiline Retail — 0.3%
Big Lots, Inc.	2,723	$ 179,745
Dillard's, Inc., Class A	493	89,174
Franchise Group, Inc.(2)	2,222	78,370
Macy's, Inc.(1)	24,636	467,099
		$ 814,388
Multi-Utilities — 0.3%
Avista Corp.	5,594	$ 238,696
Black Hills Corp.	4,945	324,540
NorthWestern Corp.	3,983	239,856
Unitil Corp.	1,244	65,895
		$ 868,987
Oil, Gas & Consumable Fuels — 3.1%
Aemetis, Inc.(1)	1,820	$ 20,329
Alto Ingredients, Inc.(1)	5,608	34,265
Altus Midstream Co., Class A	256	17,283
Antero Resources Corp.(1)	22,440	337,273
Arch Resources, Inc.(1)	1,294	73,732
Berry Corp.	5,491	36,900
Bonanza Creek Energy, Inc.(1)	2,420	113,909

23
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Brigham Minerals, Inc., Class A	3,175	$ 67,596
California Resources Corp.(1)	6,593	198,713
Callon Petroleum Co.(1)	3,128	180,454
Centennial Resource Development, Inc., Class A(1)	14,198	96,263
Centrus Energy Corp., Class A(1)	741	18,807
Chesapeake Energy Corp.	7,748	402,276
Clean Energy Fuels Corp.(1)	10,983	111,478
CNX Resources Corp.(1)	17,742	242,356
Comstock Resources, Inc.(1)	7,181	47,897
CONSOL Energy, Inc.(1)	2,417	44,642
Contango Oil & Gas Co.(1)	11,600	50,112
CVR Energy, Inc.	2,550	45,798
Delek US Holdings, Inc.	5,349	115,645
Denbury, Inc.(1)	3,956	303,742
DHT Holdings, Inc.	11,353	73,681
Diamond S Shipping, Inc.(1)	1,939	19,312
Dorian LPG, Ltd.(1)	2,343	33,083
Earthstone Energy, Inc., Class A(1)	1,654	18,310
Energy Fuels, Inc.(1)	10,694	64,699
Equitrans Midstream Corp.	32,071	272,924
Extraction Oil & Gas, Inc.(1)	1,226	67,320
Falcon Minerals Corp.	3,404	17,292
Frontline, Ltd. / Bermuda(2)	9,366	84,294
Gevo, Inc.(1)	15,305	111,267
Golar LNG, Ltd.(1)	8,457	112,055
Green Plains, Inc.(1)	3,362	113,031
HighPeak Energy, Inc.(1)	391	4,000
International Seaways, Inc.	2,158	41,390
Kosmos Energy, Ltd.(1)	31,772	109,931
Laredo Petroleum, Inc.(1)	986	91,491
Magnolia Oil & Gas Corp., Class A(1)	10,918	170,648
Matador Resources Co.	8,684	312,711
Murphy Oil Corp.	11,492	267,534
Nordic American Tankers, Ltd.	11,683	38,320
Northern Oil and Gas, Inc.	3,751	77,908
Oasis Petroleum, Inc.	1,582	159,070
Ovintiv, Inc.	20,556	646,897
Par Pacific Holdings, Inc.(1)	3,112	52,344
PBF Energy, Inc., Class A(1)	7,855	120,182
PDC Energy, Inc.(1)	7,797	357,025
Peabody Energy Corp.(1)	6,004	47,612
Penn Virginia Corp.(1)	1,007	23,775
Range Resources Corp.(1)	18,749	314,233
Renewable Energy Group, Inc.(1)	3,508	218,689
REX American Resources Corp.(1)	441	39,769
Riley Exploration Permian, Inc.	180	5,216
Scorpio Tankers, Inc.	3,824	84,319
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SFL Corp., Ltd.	8,240	$ 63,036
SM Energy Co.	9,284	228,665
Southwestern Energy Co.(1)	54,567	309,395
Talos Energy, Inc.(1)	2,891	45,215
Teekay Corp.(1)	5,446	20,259
Teekay Tankers, Ltd., Class A(1)	1,870	26,965
Tellurian, Inc.(1)	24,854	115,571
Uranium Energy Corp.(1)(2)	16,481	43,840
Ur-Energy, Inc.(1)	14,187	19,862
Vine Energy, Inc., Class A(1)	1,617	25,209
W&T Offshore, Inc.(1)	8,233	39,930
Whiting Petroleum Corp.(1)	3,089	168,505
World Fuel Services Corp.	4,892	155,223
		$ 7,991,477
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(1)	1,465	$ 42,441
Domtar Corp.(1)	3,920	215,443
Glatfelter Corp.	3,755	52,457
Neenah, Inc.	1,433	71,894
Schweitzer-Mauduit International, Inc.	2,615	105,594
Verso Corp., Class A	2,350	41,595
		$ 529,424
Personal Products — 0.5%
Beauty Health Co. (The)(1)	3,640	$ 61,152
BellRing Brands, Inc., Class A(1)	3,123	97,875
Edgewell Personal Care Co.	4,259	186,970
elf Beauty, Inc.(1)	3,854	104,598
Honest Co. Inc. (The)(1)	1,947	31,522
Inter Parfums, Inc.	1,484	106,848
Medifast, Inc.	919	260,059
Nature's Sunshine Products, Inc.	1,018	17,683
Nu Skin Enterprises, Inc., Class A	3,897	220,765
Revlon, Inc., Class A(1)	576	7,396
USANA Health Sciences, Inc.(1)	1,022	104,683
Veru, Inc.(1)	4,379	35,338
		$ 1,234,889
Pharmaceuticals — 1.6%
9 Meters Biopharma, Inc.(1)(2)	16,663	$ 18,329
Aclaris Therapeutics, Inc.(1)	3,404	59,774
Aerie Pharmaceuticals, Inc.(1)	3,106	49,727
Amneal Pharmaceuticals, Inc.(1)	8,537	43,710
Amphastar Pharmaceuticals, Inc.(1)	3,073	61,952
Ampio Pharmaceuticals, Inc.(1)	14,914	24,906

24
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Angion Biomedica Corp.(1)	472	$ 6,145
ANI Pharmaceuticals, Inc.(1)	781	27,374
Antares Pharma, Inc.(1)	14,209	61,951
Arvinas, Inc.(1)	3,422	263,494
Atea Pharmaceuticals, Inc.(1)(2)	5,064	108,775
Athira Pharma, Inc.(1)(2)	2,529	25,897
Axsome Therapeutics, Inc.(1)(2)	2,179	146,995
BioDelivery Sciences International, Inc.(1)	7,195	25,758
Cara Therapeutics, Inc.(1)	3,311	47,248
Cassava Sciences, Inc.(1)(2)	3,000	256,320
Cerecor, Inc.(1)(2)	1,893	6,190
Citius Pharmaceuticals, Inc.(1)(2)	8,903	30,983
Collegium Pharmaceutical, Inc.(1)	2,817	66,594
Corcept Therapeutics, Inc.(1)	7,581	166,782
CorMedix, Inc.(1)(2)	2,679	18,378
Cymabay Therapeutics, Inc.(1)(2)	5,958	25,977
Durect Corp.(1)(2)	17,472	28,479
Edgewise Therapeutics, Inc.(1)	967	20,626
Endo International PLC(1)	18,425	86,229
Evolus, Inc.(1)(2)	2,529	31,992
EyePoint Pharmaceuticals, Inc.(1)(2)	1,657	14,896
Fulcrum Therapeutics, Inc.(1)(2)	1,100	11,528
Harmony Biosciences Holdings, Inc.(1)	1,753	49,487
Ikena Oncology, Inc.(1)	711	9,983
Innoviva, Inc.(1)	4,962	66,540
Intra-Cellular Therapies, Inc.(1)	5,570	227,367
Kala Pharmaceuticals, Inc.(1)	3,497	18,534
Kaleido Biosciences, Inc.(1)(2)	995	7,403
KemPharm, Inc.(1)	2,241	28,730
Landos Biopharma, Inc.(1)	515	5,948
Marinus Pharmaceuticals, Inc.(1)(2)	2,896	51,954
Mind Medicine MindMed, Inc.(1)(2)	25,253	87,123
NGM Biopharmaceuticals, Inc.(1)	2,099	41,392
Nuvation Bio, Inc.(1)(2)	2,777	25,854
Ocular Therapeutix, Inc.(1)	5,745	81,464
Omeros Corp.(1)(2)	4,994	74,111
Oramed Pharmaceuticals, Inc.(1)	2,094	28,018
Pacira BioSciences, Inc.(1)	3,468	210,438
Paratek Pharmaceuticals, Inc.(1)(2)	3,554	24,238
Phathom Pharmaceuticals, Inc.(1)(2)	1,588	53,754
Phibro Animal Health Corp., Class A	1,619	46,757
Pliant Therapeutics, Inc.(1)(2)	1,954	56,901
Prestige Consumer Healthcare, Inc.(1)	3,927	204,597
Provention Bio, Inc.(1)(2)	3,744	31,562
Rain Therapeutics, Inc.(1)	582	9,044
Reata Pharmaceuticals, Inc., Class A(1)	2,153	304,714
Relmada Therapeutics, Inc.(1)	1,242	39,756
Security	Shares	Value
Pharmaceuticals (continued)
Revance Therapeutics, Inc.(1)	5,362	$ 158,930
Seelos Therapeutics, Inc.(1)	5,944	15,692
SIGA Technologies, Inc.(1)	4,584	28,788
Supernus Pharmaceuticals, Inc.(1)	4,123	126,947
Tarsus Pharmaceuticals, Inc.(1)(2)	515	14,925
Terns Pharmaceuticals, Inc.(1)	708	8,680
TherapeuticsMD, Inc.(1)(2)	27,432	32,644
Theravance Biopharma, Inc.(1)	3,794	55,089
Verrica Pharmaceuticals, Inc.(1)(2)	1,080	12,204
WaVe Life Sciences, Ltd.(1)	2,106	14,026
Zogenix, Inc.(1)	4,397	75,980
		$ 4,066,583
Professional Services — 1.5%
Acacia Research Corp.(1)	4,242	$ 28,676
ASGN, Inc.(1)	4,140	401,290
Atlas Technical Consultants, Inc.(1)	1,056	10,222
Barrett Business Services, Inc.	606	44,002
CBIZ, Inc.(1)	4,147	135,897
CRA International, Inc.	558	47,765
Exponent, Inc.	4,073	363,352
Forrester Research, Inc.(1)	966	44,243
Franklin Covey Co.(1)	1,007	32,576
GP Strategies Corp.(1)	1,007	15,830
Heidrick & Struggles International, Inc.	1,525	67,939
HireQuest, Inc.	399	7,385
Huron Consulting Group, Inc.(1)	1,753	86,160
ICF International, Inc.	1,480	130,033
Insperity, Inc.	2,849	257,464
KBR, Inc.	11,089	423,045
Kelly Services, Inc., Class A(1)	2,680	64,240
Kforce, Inc.	1,698	106,855
Korn Ferry	4,186	303,694
ManTech International Corp. / VA, Class A	2,150	186,061
Mistras Group, Inc.(1)	1,338	13,153
Rekor Systems, Inc.(1)	2,460	24,994
Resources Connection, Inc.	2,400	34,464
TriNet Group, Inc.(1)	3,179	230,414
TrueBlue, Inc.(1)	2,943	82,728
Upwork, Inc.(1)	9,146	533,120
Willdan Group, Inc.(1)	898	33,801
		$ 3,709,403
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(1)	9,516	$ 166,244
eXp World Holdings, Inc.(1)(2)	4,867	188,694

25
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development (continued)
Fathom Holdings, Inc.(1)(2)	407	$ 13,345
Forestar Group, Inc.(1)	1,430	29,901
FRP Holdings, Inc.(1)	588	32,740
Kennedy-Wilson Holdings, Inc.	9,417	187,116
Marcus & Millichap, Inc.(1)	1,962	76,263
Newmark Group, Inc., Class A	12,362	148,468
Rafael Holdings, Inc., Class B(1)	930	47,476
RE / MAX Holdings, Inc., Class A	1,564	52,128
Realogy Holdings Corp.(1)	9,326	169,920
Redfin Corp.(1)(2)	7,977	505,822
RMR Group, Inc. (The), Class A	1,361	52,589
St. Joe Co. (The)	2,613	116,566
Tejon Ranch Co.(1)	1,572	23,910
		$ 1,811,182
Road & Rail — 0.5%
ArcBest Corp.	2,049	$ 119,231
Avis Budget Group, Inc.(1)	4,011	312,417
Covenant Logistics Group, Inc.(1)	905	18,715
Daseke, Inc.(1)	3,920	25,402
Heartland Express, Inc.	3,887	66,584
HyreCar, Inc.(1)	1,374	28,744
Marten Transport, Ltd.	5,049	83,258
PAM Transportation Services, Inc.(1)	187	9,864
Saia, Inc.(1)	2,081	435,949
Universal Truckload Services, Inc.	475	11,068
US Xpress Enterprises, Inc., Class A(1)	1,727	14,852
Werner Enterprises, Inc.	4,874	216,991
Yellow Corp.(1)	3,948	25,701
		$ 1,368,776
Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor, Ltd.(1)	1,700	$ 51,663
Ambarella, Inc.(1)	2,771	295,472
Amkor Technology, Inc.	8,120	192,200
Atomera, Inc.(1)(2)	1,466	31,431
Axcelis Technologies, Inc.(1)	2,813	113,701
AXT, Inc.(1)	3,267	35,872
CEVA, Inc.(1)	1,882	89,019
CMC Materials, Inc.	2,291	345,345
Cohu, Inc.(1)	3,598	132,370
Diodes, Inc.(1)	3,485	277,998
DSP Group, Inc.(1)	1,922	28,446
FormFactor, Inc.(1)	6,098	222,333
Ichor Holdings, Ltd.(1)	2,200	118,360
Impinj, Inc.(1)	1,504	77,591
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Kopin Corp.(1)	6,085	$ 49,775
Kulicke & Soffa Industries, Inc.	4,801	293,821
Lattice Semiconductor Corp.(1)	10,642	597,868
MACOM Technology Solutions Holdings, Inc.(1)	3,818	244,657
MaxLinear, Inc.(1)	5,692	241,853
NeoPhotonics Corp.(1)	4,198	42,862
NVE Corp.	408	30,212
Onto Innovation, Inc.(1)	3,859	281,861
PDF Solutions, Inc.(1)	2,532	46,032
Photronics, Inc.(1)	5,437	71,823
Power Integrations, Inc.	4,796	393,560
Rambus, Inc.(1)	8,788	208,364
Semtech Corp.(1)	5,072	348,954
Silicon Laboratories, Inc.(1)	3,526	540,360
SiTime Corp.(1)	987	124,944
SkyWater Technology, Inc.(1)	616	17,648
SMART Global Holdings, Inc.(1)	1,094	52,162
SunPower Corp.(1)	6,461	188,790
Synaptics, Inc.(1)	2,767	430,490
Ultra Clean Holdings, Inc.(1)	3,443	184,958
Veeco Instruments, Inc.(1)	4,143	99,598
		$ 6,502,393
Software — 5.6%
8x8, Inc.(1)	8,347	$ 231,713
A10 Networks, Inc.(1)	4,968	55,940
ACI Worldwide, Inc.(1)	9,317	346,033
Agilysys, Inc.(1)	1,551	88,205
Alarm.com Holdings, Inc.(1)	3,708	314,068
Alkami Technology, Inc.(1)	546	19,476
Altair Engineering, Inc., Class A(1)	3,678	253,672
American Software, Inc., Class A	2,315	50,837
Appfolio, Inc., Class A(1)(2)	1,469	207,423
Appian Corp.(1)(2)	3,084	424,821
Asana, Inc., Class A(1)	5,799	359,712
Avaya Holdings Corp.(1)	6,471	174,070
Benefitfocus, Inc.(1)	2,338	32,966
Blackbaud, Inc.(1)	3,795	290,583
Blackline, Inc.(1)	4,244	472,230
Bottomline Technologies (de), Inc.(1)	3,610	133,859
Box, Inc., Class A(1)	11,819	301,975
BTRS Holdings, Inc.(1)	3,718	46,921
Cerence, Inc.(1)(2)	2,967	316,609
ChannelAdvisor Corp.(1)	2,410	59,069
Cleanspark, Inc.(1)	2,567	42,715
Cloudera, Inc.(1)	18,150	287,859
Commvault Systems, Inc.(1)	3,311	258,821

26
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Cornerstone OnDemand, Inc.(1)	4,939	$ 254,754
Digimarc Corp.(1)(2)	926	31,021
Digital Turbine, Inc.(1)	6,625	503,699
Domo, Inc., Class B(1)	2,252	182,029
E2open Parent Holdings, Inc.(1)	3,276	37,412
Ebix, Inc.	2,269	76,919
eGain Corp.(1)	1,491	17,117
Envestnet, Inc.(1)	4,319	327,639
GTY Technology Holdings, Inc.(1)	3,743	26,613
Ideanomics, Inc.(1)	32,035	90,979
Intelligent Systems Corp.(1)(2)	601	18,908
InterDigital, Inc.	2,504	182,867
j2 Global, Inc.(1)	3,408	468,770
JFrog, Ltd.(1)(2)	4,046	184,174
LivePerson, Inc.(1)	5,071	320,690
MicroStrategy, Inc., Class A(1)	616	409,332
Mimecast, Ltd.(1)	4,786	253,897
Mitek Systems, Inc.(1)	3,089	59,494
Model N, Inc.(1)	2,795	95,785
Momentive Global, Inc.(1)	9,991	210,510
ON24, Inc.(1)	703	24,942
OneSpan, Inc.(1)	2,735	69,852
PagerDuty, Inc.(1)	6,330	269,531
Ping Identity Holding Corp.(1)(2)	3,122	71,494
Progress Software Corp.	3,448	159,470
PROS Holdings, Inc.(1)	3,289	149,880
Q2 Holdings, Inc.(1)	4,288	439,863
QAD, Inc., Class A	961	83,626
Qualys, Inc.(1)	2,673	269,144
Rapid7, Inc.(1)	4,307	407,571
Rimini Street, Inc.(1)	3,438	21,178
Riot Blockchain, Inc.(1)	6,611	249,036
SailPoint Technologies Holdings, Inc.(1)	7,161	365,712
Sapiens International Corp. NV	2,264	59,475
SecureWorks Corp., Class A(1)	472	8,746
ShotSpotter, Inc.(1)(2)	604	29,457
Smith Micro Software, Inc.(1)	2,954	15,420
Sprout Social, Inc., Class A(1)	3,464	309,751
SPS Commerce, Inc.(1)	2,829	282,476
Sumo Logic, Inc.(1)(2)	6,397	132,098
Telos Corp.(1)	1,341	45,607
Tenable Holdings, Inc.(1)	7,115	294,205
Upland Software, Inc.(1)	2,219	91,356
Varonis Systems, Inc.(1)	8,251	475,423
Verint Systems, Inc.(1)	5,052	227,694
Veritone, Inc.(1)	2,028	39,972
Viant Technology, Inc., Class A(1)	874	26,028
Security	Shares	Value
Software (continued)
VirnetX Holding Corp.(1)(2)	5,078	$ 21,683
Vonage Holdings Corp.(1)	19,068	274,770
Workiva, Inc.(1)	3,326	370,284
Xperi Holding Corp.	8,231	183,057
Yext, Inc.(1)	8,933	127,653
Zix Corp.(1)	5,001	35,257
Zuora, Inc., Class A(1)	8,630	148,868
		$ 14,302,765
Specialty Retail — 2.6%
Aaron's Co., Inc. (The)	2,660	$ 85,093
Abercrombie & Fitch Co., Class A(1)	4,811	223,375
Academy Sports & Outdoors, Inc.(1)	4,849	199,973
American Eagle Outfitters, Inc.(2)	11,935	447,921
America's Car-Mart, Inc.(1)	476	67,459
Arko Corp.(1)	1,610	14,796
Asbury Automotive Group, Inc.(1)	1,567	268,537
At Home Group, Inc.(1)	5,147	189,615
Barnes & Noble Education, Inc.(1)	3,013	21,724
Bed Bath & Beyond, Inc.(1)	8,608	286,560
Big 5 Sporting Goods Corp.	1,632	41,910
Blink Charging Co.(1)	2,863	117,870
Boot Barn Holdings, Inc.(1)	2,323	195,248
Buckle, Inc. (The)	2,523	125,519
Caleres, Inc.	3,058	83,453
Camping World Holdings, Inc., Class A(2)	3,347	137,194
CarLotz, Inc.(1)	3,409	18,613
Cato Corp. (The), Class A(1)	2,030	34,246
Chico's FAS, Inc.(1)	9,433	62,069
Children's Place, Inc. (The)(1)	1,195	111,207
Citi Trends, Inc.(1)	699	60,813
Conn's, Inc.(1)	1,614	41,157
Container Store Group, Inc. (The)(1)	2,581	33,656
Designer Brands, Inc., Class A(1)	5,217	86,341
Genesco, Inc.(1)	1,150	73,232
Group 1 Automotive, Inc.	1,378	212,805
GrowGeneration Corp.(1)	4,242	204,040
Guess?, Inc.	3,234	85,378
Haverty Furniture Cos., Inc.	1,371	58,624
Hibbett, Inc.(1)	1,274	114,189
JOANN, Inc.	910	14,332
Kirkland's, Inc.(1)	1,099	25,145
Lazydays Holdings, Inc.(1)	576	12,672
Lumber Liquidators Holdings, Inc.(1)	2,470	52,117
MarineMax, Inc.(1)	1,797	87,586
Monro, Inc.	2,683	170,397
Murphy USA, Inc.	1,975	263,406

27
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
National Vision Holdings, Inc.(1)	6,544	$ 334,595
ODP Corp. (The)(1)	3,839	184,310
OneWater Marine, Inc., Class A(1)	718	30,178
Party City Holdco, Inc.(1)	8,666	80,854
Rent-A-Center, Inc.	5,170	274,372
Sally Beauty Holdings, Inc.(1)	9,177	202,536
Shift Technologies, Inc.(1)	4,866	41,750
Shoe Carnival, Inc.	692	49,540
Signet Jewelers, Ltd.(1)	4,089	330,350
Sleep Number Corp.(1)	1,876	206,266
Sonic Automotive, Inc., Class A	1,716	76,774
Sportsman's Warehouse Holdings, Inc.(1)	3,542	62,941
Tilly's, Inc., Class A(1)	1,890	30,202
TravelCenters of America, Inc.(1)	979	28,626
Urban Outfitters, Inc.(1)	5,380	221,764
Winmark Corp.	277	53,206
Zumiez, Inc.(1)	1,698	83,185
		$ 6,619,721
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(1)	9,520	$ 380,514
Avid Technology, Inc.(1)	2,835	110,990
Corsair Gaming, Inc.(1)(2)	1,920	63,917
Diebold Nixdorf, Inc.(1)	5,880	75,499
Eastman Kodak Co.(1)	3,518	29,270
Quantum Corp.(1)(2)	4,380	30,178
Super Micro Computer, Inc.(1)	3,523	123,939
Turtle Beach Corp.(1)	1,190	37,985
		$ 852,292
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.(1)	5,065	$ 590,174
Fossil Group, Inc.(1)	3,623	51,736
G-III Apparel Group, Ltd.(1)	3,579	117,606
Kontoor Brands, Inc.(2)	4,067	229,419
Movado Group, Inc.	1,238	38,960
Oxford Industries, Inc.	1,334	131,853
PLBY Group, Inc.(1)	850	33,057
Rocky Brands, Inc.	588	32,693
Steven Madden, Ltd.	6,433	281,508
Superior Group of Cos., Inc.	933	22,308
Unifi, Inc.(1)	1,199	29,208
Vera Bradley, Inc.(1)	1,814	22,475
Wolverine World Wide, Inc.	6,377	214,522
		$ 1,795,519
Security	Shares	Value
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.(1)	4,474	$ 207,549
Bridgewater Bancshares, Inc.(1)	1,907	30,798
Capitol Federal Financial, Inc.	10,914	128,567
Columbia Financial, Inc.(1)	3,148	54,209
Essent Group, Ltd.	8,683	390,301
Federal Agricultural Mortgage Corp., Class C	788	77,933
Finance of America Cos., Inc., Class A(1)	2,618	19,975
Flagstar Bancorp, Inc.	4,030	170,348
FS Bancorp, Inc.	267	19,029
Hingham Institution for Savings (The)	102	29,631
Home Bancorp, Inc.	638	24,314
Home Point Capital, Inc.(1)(2)	600	3,558
HomeStreet, Inc.	1,788	72,843
Kearny Financial Corp.	6,113	73,050
Luther Burbank Corp.	1,786	21,182
Merchants Bancorp	731	28,685
Meridian Bancorp, Inc.	3,666	75,006
Meta Financial Group, Inc.	2,526	127,891
Mr. Cooper Group, Inc.(1)	5,563	183,913
NMI Holdings, Inc., Class A(1)	6,584	148,008
Northfield Bancorp, Inc.	3,620	59,368
Northwest Bancshares, Inc.	9,836	134,163
Ocwen Financial Corp.(1)	641	19,858
PCSB Financial Corp.	1,066	19,369
PennyMac Financial Services, Inc.	2,770	170,965
Pioneer Bancorp, Inc.(1)(2)	918	11,034
Premier Financial Corp.	3,134	89,037
Provident Bancorp, Inc.	1,419	23,144
Provident Financial Services, Inc.	6,090	139,400
Radian Group, Inc.	15,076	335,441
Southern Missouri Bancorp, Inc.	690	31,022
TrustCo Bank Corp.	1,565	53,805
Velocity Financial, Inc.(1)(2)	672	8,393
Walker & Dunlop, Inc.	2,370	247,381
Washington Federal, Inc.	5,660	179,875
Waterstone Financial, Inc.	1,822	35,821
WSFS Financial Corp.	3,849	179,325
		$ 3,624,191
Tobacco — 0.2%
22nd Century Group, Inc.(1)(2)	11,838	$ 54,810
Turning Point Brands, Inc.	1,011	46,273
Universal Corp.	1,896	108,015
Vector Group, Ltd.	11,264	159,273
		$ 368,371

28
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc.(1)	1,505	$ 20,001
Applied Industrial Technologies, Inc.	3,044	277,187
Beacon Roofing Supply, Inc.(1)	4,442	236,536
BlueLinx Holdings, Inc.(1)	703	35,347
Boise Cascade Co.	3,180	185,553
CAI International, Inc.	1,276	71,456
Custom Truck One Source, Inc.(1)(2)	1,171	11,148
DXP Enterprises, Inc.(1)	1,272	42,358
EVI Industries, Inc.(1)	308	8,747
GATX Corp.	2,833	250,635
Global Industrial Co.	1,000	36,710
GMS, Inc.(1)	3,426	164,928
H&E Equipment Services, Inc.	2,694	89,629
Herc Holdings, Inc.(1)	1,979	221,787
Karat Packaging, Inc.(1)	359	7,313
Lawson Products, Inc.(1)	447	23,919
McGrath RentCorp	1,962	160,040
MRC Global, Inc.(1)	6,928	65,123
NOW, Inc.(1)	9,243	87,716
Rush Enterprises, Inc., Class A	3,502	151,426
Rush Enterprises, Inc., Class B	564	21,511
Textainer Group Holdings, Ltd.(1)	3,758	126,908
Titan Machinery, Inc.(1)	1,521	47,060
Transcat, Inc.(1)	601	33,962
Triton International, Ltd.	5,234	273,948
Veritiv Corp.(1)	1,183	72,660
WESCO International, Inc.(1)	3,492	359,047
Willis Lease Finance Corp.(1)	332	14,230
		$ 3,096,885
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	5,793	$ 221,698
		$ 221,698
Water Utilities — 0.3%
American States Water Co.	2,893	$ 230,167
Artesian Resources Corp., Class A	703	25,849
Cadiz, Inc.(1)(2)	1,074	14,606
California Water Service Group	4,020	223,271
Global Water Resources, Inc.	641	10,948
Middlesex Water Co.	1,398	114,259
Pure Cycle Corp.(1)	1,502	20,758
SJW Group	2,210	139,893
York Water Co. (The)	1,157	52,412
		$ 832,163
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)(2)	5,004	$ 56,946
Shenandoah Telecommunications Co.	3,920	190,159
Telephone & Data Systems, Inc.	7,925	179,580
United States Cellular Corp.(1)	1,199	43,536
		$ 470,221
Total Common Stocks (identified cost $151,676,648)		$239,902,700

Exchange-Traded Funds — 1.3%

Security	Shares	Value
iShares Russell 2000 ETF	14,000	$ 3,211,180
Total Exchange-Traded Funds (identified cost $2,285,679)		$ 3,211,180

Miscellaneous — 0.0%

Security	Shares	Value
Leisure Products — 0.0%
Diamond Resorts International, Inc., Escrow Certificates(1)(4)(5)	29	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(6)

Security	Shares	Value
Biotechnology — 0.0%(6)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(2)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,091
Health Care Equipment & Supplies — 0.0%(6)
Elanco Animal Health, Inc. CVR(1)(4)(5)	3,555	$ 380
		$ 380
Pharmaceuticals — 0.0%(6)
Omthera Pharmaceutical, Inc. CVR(1)(4)(5)	508	$ 0
Progenic Pharmaceuticals, Inc. CVR(1)(4)(5)	7,261	0
		$ 0
Total Rights (identified cost $859)		$ 10,471

29
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 7.5%
Affiliated Fund — 4.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	12,008,368	$ 12,008,368
Total Affiliated Fund (identified cost $12,008,823)		$ 12,008,368
Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(8)	6,147,745	$ 6,147,745
Total Securities Lending Collateral (identified cost $6,147,745)		$ 6,147,745
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(9)	$1,000	$ 999,669
Total U.S. Treasury Obligations (identified cost $999,554)		$ 999,669
Total Short-Term Investments (identified cost $19,156,122)		$ 19,155,782
Total Investments — 102.5% (identified cost $173,119,308)		$262,280,133
Other Assets, Less Liabilities — (2.5)%		$ (6,277,153)
Net Assets — 100.0%		$ 256,002,980

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $15,924,606.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $295,510 or 0.1% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $10,471, which represents less than 0.05% of the net assets of the Fund as of June 30, 2021.
(6)	Amount is less than 0.05%.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	114	Long	9/17/21	$13,154,460	$ (83,850)
					$(83,850)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Diamond Resorts International, Inc., Escrow Certificates	5/19/21	0
30
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Elanco Animal Health, Inc. CVR	7/19/19	$ 90
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Tobira Therapeutics, Inc. CVR	11/2/16	41
Abbreviations:
CVR	– Contingent Value Rights
31
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $161,110,485) - including $15,924,606 of securities on loan	$ 250,271,765
Investments in securities of affiliated issuers, at value (identified cost $12,008,823)	12,008,368
Receivable for variation margin on open futures contracts	18,240
Receivable for investments sold	12,363
Receivable for capital shares sold	375,318
Dividends receivable	171,034
Dividends receivable - affiliated	617
Securities lending income receivable	5,611
Receivable from affiliate	57,421
Directors' deferred compensation plan	43,658
Total assets	$262,964,395
Liabilities
Due to custodian	$ 4,077
Payable for investments purchased	148,540
Payable for capital shares redeemed	329,826
Deposits for securities loaned	6,147,745
Payable to affiliates:
Investment advisory fee	52,355
Administrative fee	25,130
Distribution and service fees	10,699
Sub-transfer agency fee	109
Directors' deferred compensation plan	43,658
Accrued expenses	199,276
Total liabilities	$ 6,961,415
Net Assets	$256,002,980
Sources of Net Assets
Paid-in capital	$ 138,900,549
Distributable earnings	117,102,431
Total	$256,002,980
Class I Shares
Net Assets	$ 190,316,916
Shares Outstanding	1,803,500
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 105.53
Class F Shares
Net Assets	$ 65,686,064
Shares Outstanding	625,560
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 105.00
32
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $2,267)	$ 1,171,666
Dividend income - affiliated issuers	3,116
Interest and other income	617
Securities lending income, net	38,093
Total investment income	$ 1,213,492
Expenses
Investment advisory fee	$ 303,140
Administrative fee	145,507
Distribution and service fees:
Class F	59,036
Directors' fees and expenses	4,874
Custodian fees	9,779
Transfer agency fees and expenses	108,121
Accounting fees	28,138
Professional fees	17,558
Reports to shareholders	25,684
Licensing fees	60,637
Miscellaneous	16,514
Total expenses	$ 778,988
Waiver and/or reimbursement of expenses by affiliate	$ (246,938)
Net expenses	$ 532,050
Net investment income	$ 681,442
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 17,479,953
Investment securities - affiliated issuers	(368)
Futures contracts	1,166,215
Net realized gain	$18,645,800
Change in unrealized appreciation (depreciation):
Investment securities	$ 18,430,128
Investment securities - affiliated issuers	(455)
Futures contracts	(153,040)
Net change in unrealized appreciation (depreciation)	$18,276,633
Net realized and unrealized gain	$36,922,433
Net increase in net assets from operations	$37,603,875
33
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 681,442	$ 1,813,462
Net realized gain	18,645,800	6,760,350
Net change in unrealized appreciation (depreciation)	18,276,633	26,599,059
Net increase in net assets from operations	$ 37,603,875	$ 35,172,871
Distributions to shareholders:
Class I	$ —	$ (9,760,402)
Class F	—	(2,699,981)
Total distributions to shareholders	$ —	$ (12,460,383)
Capital share transactions:
Class I	$ (7,085,566)	$ (3,896,570)
Class F	7,682,864	1,417,937
Net increase (decrease) in net assets from capital share transactions	$ 597,298	$ (2,478,633)
Net increase in net assets	$ 38,201,173	$ 20,233,855
Net Assets
At beginning of period	$ 217,801,807	$ 197,567,952
At end of period	$256,002,980	$217,801,807
34
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Financial Highlights

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 89.92	$ 80.81	$ 71.03	$ 84.82	$ 77.43	$ 69.72
Income (Loss) From Operations
Net investment income(1)	$ 0.31	$ 0.79	$ 0.90	$ 0.98	$ 0.93	$ 0.90
Net realized and unrealized gain (loss)	15.30	13.71	15.99	(9.44)	10.12	13.70
Total income (loss) from operations	$ 15.61	$ 14.50	$ 16.89	$ (8.46)	$ 11.05	$ 14.60
Less Distributions
From net investment income	$ —	$ (0.82)	$ (0.77)	$ (0.96)	$ (0.64)	$ (0.41)
From net realized gain	—	(4.57)	(6.34)	(4.37)	(3.02)	(6.48)
Total distributions	$ —	$ (5.39)	$ (7.11)	$ (5.33)	$ (3.66)	$ (6.89)
Net asset value — End of period	$ 105.53	$ 89.92	$ 80.81	$ 71.03	$ 84.82	$ 77.43
Total Return(2)	17.36% (3)	19.64%	25.08%	(11.23)%	14.37%	20.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$190,317	$168,541	$154,335	$127,473	$158,646	$149,739
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59% (5)	0.59%	0.58%	0.59%	0.65%	0.75%
Net expenses	0.39% (5)	0.39%	0.39%	0.38%	0.38%	0.53%
Net investment income	0.61% (5)	1.08%	1.13%	1.13%	1.15%	1.25%
Portfolio Turnover	15% (3)	16%	15%	15%	15%	17% (6)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.
35
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 89.56	$ 80.67	$ 71.07	$ 85.07	$ 77.84	$ 70.13
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.64	$ 0.73	$ 0.77	$ 0.74	$ 0.73
Net realized and unrealized gain (loss)	15.23	13.64	15.98	(9.44)	10.15	13.76
Total income (loss) from operations	$ 15.44	$ 14.28	$ 16.71	$ (8.67)	$ 10.89	$ 14.49
Less Distributions
From net investment income	$ —	$ (0.82)	$ (0.77)	$ (0.96)	$ (0.64)	$ (0.30)
From net realized gain	—	(4.57)	(6.34)	(4.37)	(3.02)	(6.48)
Total distributions	$ —	$ (5.39)	$ (7.11)	$ (5.33)	$ (3.66)	$ (6.78)
Net asset value — End of period	$105.00	$ 89.56	$ 80.67	$ 71.07	$ 85.07	$ 77.84
Total Return(2)	17.24% (3)	19.40%	24.82%	(11.46)%	14.08%	20.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 65,686	$49,261	$43,233	$30,499	$32,547	$24,959
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79% (5)	0.79%	0.78%	0.79%	0.86%	0.96%
Net expenses	0.59% (5)	0.59%	0.60%	0.63%	0.63%	0.78%
Net investment income	0.41% (5)	0.88%	0.92%	0.89%	0.91%	1.00%
Portfolio Turnover	15% (3)	16%	15%	15%	15%	17% (6)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.
36
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
37

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 239,902,700(2)	$ —	$ 0	$ 239,902,700
Exchange-Traded Funds	3,211,180	—	—	3,211,180
Miscellaneous	—	—	0	0
Rights	—	—	10,471	10,471
Short-Term Investments:
Affiliated Fund	—	12,008,368	—	12,008,368
Securities Lending Collateral	6,147,745	—	—	6,147,745
U.S. Treasury Obligations	—	999,669	—	999,669
Total Investments	$249,261,625	$13,008,037	$10,471	$262,280,133
Liability Description
Futures Contracts	$ (83,850)	$ —	$ —	$ (83,850)
Total	$ (83,850)	$ —	$ —	$ (83,850)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
38

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $303,140. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $246,938.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $145,507.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $59,036 for Class F shares.
39

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $357 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $107,427, of which $43,670 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $14,542.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $35,247,985 and $40,619,427, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$173,073,155
Gross unrealized appreciation	$ 102,601,523
Gross unrealized depreciation	(13,478,395)
Net unrealized appreciation	$ 89,123,128
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(83,850) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
40

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,166,215	$ (153,040)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2021 was approximately $8,411,000.
7  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $4,077. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021. The Fund’s average overdraft advances during the six months ended June 30, 2021 were not significant.
8  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $15,924,606 and the total value of collateral received was $16,501,019, comprised of cash of $6,147,745 and U.S. government and/or agencies securities of $10,353,274.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,147,745	$ —	$ —	$ —	$6,147,745
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
41

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
10  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $12,008,368, which represents 4.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$4,844,825	$20,921,241	$(13,756,875)	$(368)	$(455)	$12,008,368	$3,116	12,008,368
11  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	132,420	$ 13,348,684	280,479	$ 19,443,152
Reinvestment of distributions	—	—	136,242	9,760,402
Shares redeemed	(203,289)	(20,434,250)	(452,143)	(33,100,124)
Net decrease	(70,869)	$ (7,085,566)	(35,422)	$ (3,896,570)
Class F
Shares sold	129,976	$ 13,102,087	142,429	$ 10,333,138
Reinvestment of distributions	—	—	37,820	2,699,981
Shares redeemed	(54,435)	(5,419,223)	(166,147)	(11,615,182)
Net increase	75,541	$ 7,682,864	14,102	$ 1,417,937
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 41.6% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 32.1%.
42

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
13  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
43

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP Russell 2000@ Small Cap Index Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	2,145,425.025	31,970.556	228,565.735	0
Proposal 2	2,147,046.458	29,929.944	228,984.913	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
44

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
45

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
46

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

47

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
48

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
49

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24226     6.30.21

Calvert
VP EAFE International Index Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP EAFE International Index Portfolio

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Performance

Portfolio Manager Thomas Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	8.72%	31.37%	9.75%	5.23%
Class F at NAV	12/17/2007	11/12/2002	8.62	31.11	9.51	4.99

MSCI EAFE Index	—	—	8.83%	32.35%	10.27%	5.89%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.74%	0.94%
Net	0.48	0.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Nestle S.A.	2.1%
ASML Holding NV	1.7
Roche Holding AG PC	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG	1.2
Toyota Motor Corp.	1.1
AstraZeneca PLC	0.9
Unilever PLC	0.9
AIA Group, Ltd.	0.9
SAP SE	0.9
Total	12.6%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,087.20	$2.48 **	0.48%
Class F	$1,000.00	$1,086.20	$3.52 **	0.68%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41 **	0.48%
Class F	$1,000.00	$1,021.42	$3.41 **	0.68%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 7.0%
Afterpay, Ltd.(1)(2)	1,693	$ 150,271
AGL Energy, Ltd.	5,138	31,567
Ampol, Ltd.	1,867	39,516
APA Group(2)	9,428	62,909
Aristocrat Leisure, Ltd.	4,401	142,075
ASX, Ltd.(2)	1,431	83,421
Aurizon Holdings, Ltd.	13,234	36,861
AusNet Services, Ltd.	15,503	20,319
Australia & New Zealand Banking Group, Ltd.	21,979	463,931
BHP Group, Ltd.	22,789	829,071
BlueScope Steel, Ltd.	3,687	60,584
Brambles, Ltd.	11,380	97,663
Cochlear, Ltd.(2)	497	93,768
Coles Group, Ltd.	10,242	131,197
Commonwealth Bank of Australia	13,823	1,035,102
Computershare, Ltd.	4,516	57,237
Crown Resorts, Ltd.(1)(2)	2,437	21,752
CSL, Ltd.	3,549	759,019
Dexus	9,023	71,929
Domino's Pizza Enterprises, Ltd.	498	45,033
Endeavour Group, Ltd.(1)	9,763	46,054
Evolution Mining, Ltd.	13,620	46,018
Fortescue Metals Group, Ltd.	13,023	227,498
Goodman Group	12,738	201,587
GPT Group (The)	14,328	52,414
Insurance Australia Group, Ltd.(2)	18,559	71,758
Lendlease Corp., Ltd.(2)	5,044	43,342
Macquarie Group, Ltd.	2,720	318,679
Magellan Financial Group, Ltd.(2)	1,187	47,940
Medibank Pvt, Ltd.	21,199	50,259
Mirvac Group	32,152	70,103
National Australia Bank, Ltd.	25,946	510,068
Newcrest Mining, Ltd.	6,199	117,557
Northern Star Resources, Ltd.	9,013	66,193
Oil Search, Ltd.	14,805	42,296
Orica, Ltd.(2)	3,401	33,824
Origin Energy, Ltd.	14,411	48,669
Qantas Airways, Ltd.(1)	7,283	25,425
QBE Insurance Group, Ltd.	11,557	93,260
Ramsay Health Care, Ltd.(2)	1,442	68,035
REA Group, Ltd.	374	47,389
Reece, Ltd.(2)	2,401	42,519
Rio Tinto, Ltd.	2,874	272,471
Santos, Ltd.	15,361	81,590
Scentre Group	42,781	87,544
Security	Shares	Value
Australia (continued)
Seek, Ltd.	2,474	$ 61,501
Sonic Healthcare, Ltd.	3,614	104,139
South32, Ltd.	39,130	85,811
Stockland	19,317	67,267
Suncorp Group, Ltd.	10,030	83,502
Sydney Airport(1)(2)	10,017	43,464
Tabcorp Holdings, Ltd.	15,814	61,357
Telstra Corp., Ltd.	33,270	93,834
Transurban Group(2)	21,018	224,159
Treasury Wine Estates, Ltd.	5,227	45,769
Vicinity Centres	26,887	31,000
Washington H. Soul Pattinson & Co., Ltd.(2)	1,000	25,289
Wesfarmers, Ltd.	8,792	389,776
Westpac Banking Corp.	28,515	551,817
WiseTech Global, Ltd.	995	23,777
Woodside Petroleum, Ltd.	7,630	127,052
Woolworths Group, Ltd.	9,763	279,382
		$ 9,244,613
Austria — 0.2%
Erste Group Bank AG	2,078	$ 76,390
OMV AG	1,058	60,377
Raiffeisen Bank International AG	1,194	27,102
Verbund AG	502	46,245
Voestalpine AG	996	40,626
		$ 250,740
Belgium — 0.9%
Ageas S.A./NV	1,428	$ 79,355
Anheuser-Busch InBev S.A./NV	5,942	428,352
Elia Group S.A./NV(2)	260	27,445
Etablissements Franz Colruyt NV	493	27,583
Groupe Bruxelles Lambert S.A.	917	102,678
KBC Group NV	1,859	141,937
Proximus S.A.	1,301	25,147
Sofina S.A.	130	56,167
Solvay S.A.	606	77,134
UCB S.A.	1,003	105,046
Umicore S.A.	1,462	89,442
		$ 1,160,286
Denmark — 2.6%
Ambu A/S, Class B	1,373	$ 52,830
AP Moller - Maersk A/S, Class A	24	66,759
AP Moller - Maersk A/S, Class B	47	135,309
Carlsberg A/S, Class B	793	147,987
Chr. Hansen Holding A/S	842	75,977

6
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	880	$ 144,481
Danske Bank A/S	5,328	93,831
Demant A/S(1)	798	44,971
DSV Panalpina A/S	1,634	381,438
Genmab A/S(1)	504	206,510
GN Store Nord A/S	974	85,176
Novo Nordisk A/S, Class B	13,415	1,122,951
Novozymes A/S, Class B	1,592	120,116
Orsted A/S(3)	1,476	207,173
Pandora A/S	798	107,661
ROCKWOOL International A/S, Class B	61	29,708
Tryg A/S	2,723	66,884
Vestas Wind Systems A/S	7,954	310,779
		$ 3,400,541
Finland — 1.2%
Elisa Oyj	1,026	$ 61,227
Fortum Oyj	3,297	90,953
Kesko Oyj, Class B	2,174	80,278
Kone Oyj, Class B	2,644	215,788
Neste Oyj	3,281	201,263
Nokia Oyj(1)	43,206	231,487
Nordea Bank Abp	24,852	276,750
Orion Oyj, Class B(2)	819	35,212
Sampo Oyj, Class A	3,912	179,892
Stora Enso Oyj, Class R	4,366	79,727
UPM-Kymmene Oyj	4,106	155,444
Wartsila Oyj Abp	3,830	56,903
		$ 1,664,924
France — 10.8%
Accor S.A.(1)	1,534	$ 57,377
Aeroports de Paris(1)(2)	234	30,544
Air Liquide S.A.	3,655	640,904
Alstom S.A.(1)	2,153	108,782
Amundi S.A.(3)	448	39,513
ArcelorMittal S.A.(1)(2)	5,460	168,097
Arkema S.A.	475	59,700
Atos SE	785	47,801
AXA S.A.	14,963	379,946
BioMerieux	321	37,297
BNP Paribas S.A.	8,728	547,766
Bollore S.A.	6,375	34,198
Bouygues S.A.	1,786	66,153
Bureau Veritas S.A.(1)	2,318	73,396
Capgemini SE	1,239	238,276
Carrefour S.A.	4,895	96,331
Security	Shares	Value
France (continued)
Cie de Saint-Gobain(1)	3,853	$ 254,282
Cie Generale des Etablissements Michelin SCA	1,289	205,718
CNP Assurances	1,220	20,793
Covivio	345	29,535
Credit Agricole S.A.	9,189	128,826
Danone S.A.	5,082	357,544
Dassault Aviation S.A.	17	20,026
Dassault Systemes SE	1,013	245,851
Edenred	1,978	112,779
Eiffage S.A.	616	62,744
Electricite de France S.A.	3,598	49,171
Engie S.A.	14,078	193,046
EssilorLuxottica S.A.	2,250	415,650
Eurazeo SE	286	24,936
Eurofins Scientific SE(1)	1,075	122,957
Faurecia SE(1)	714	35,100
Gecina S.A.	366	56,075
Getlink SE	3,525	55,051
Hermes International	244	356,072
Iliad S.A.	130	19,047
Ipsen S.A.	305	31,737
Kering S.A.	590	516,968
Klepierre S.A.	1,482	38,182
La Francaise des Jeux SAEM(3)	723	42,525
Legrand S.A.	2,068	219,173
L'Oreal S.A.	1,964	877,110
LVMH Moet Hennessy Louis Vuitton SE	2,171	1,707,832
Natixis S.A.(1)	7,719	36,671
Orange S.A.	15,668	178,816
Orpea S.A.(1)	435	55,381
Pernod-Ricard S.A.	1,643	365,177
Publicis Groupe S.A.	1,677	107,320
Remy Cointreau S.A.(2)	149	30,772
Renault S.A.(1)	1,531	62,063
Safran S.A.	2,662	369,440
Sanofi	8,849	929,699
Sartorius Stedim Biotech	208	98,444
Schneider Electric SE	4,179	658,797
SCOR SE(1)	1,124	35,783
SEB S.A.	192	34,733
Societe Generale S.A.	6,476	191,569
Sodexo S.A.(1)	722	67,478
Suez S.A.	2,884	68,614
Teleperformance	446	181,116
Thales S.A.	840	85,829
TotalEnergies SE	19,511	883,883
Ubisoft Entertainment S.A.(1)	727	50,794

7
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield (1)	1,030	$ 89,297
Valeo S.A.	1,737	52,394
Veolia Environnement S.A.	4,354	131,625
Vinci S.A.	4,142	442,771
Vivendi SE	5,507	185,030
Wendel SE	198	26,645
Worldline S.A.(1)(3)	1,671	156,580
		$ 14,401,532
Germany — 9.3%
adidas AG	1,475	$ 550,407
Allianz SE	3,234	807,067
Aroundtown S.A.	8,106	63,245
BASF SE	7,119	561,972
Bayer AG	7,736	470,312
Bayerische Motoren Werke AG	2,554	270,764
Bayerische Motoren Werke AG, PFC Shares	409	36,793
Bechtle AG	220	40,889
Beiersdorf AG	754	91,012
Brenntag SE	1,248	116,154
Carl Zeiss Meditec AG	333	64,371
Commerzbank AG(1)	8,316	59,058
Continental AG(1)	892	131,232
Covestro AG(3)	1,407	90,974
Daimler AG	6,697	598,434
Delivery Hero SE(1)(3)	1,234	163,044
Deutsche Bank AG(1)	16,163	210,728
Deutsche Boerse AG	1,467	256,059
Deutsche Lufthansa AG(1)	2,376	26,720
Deutsche Post AG	7,797	531,012
Deutsche Telekom AG	26,054	551,042
Deutsche Wohnen SE	2,593	158,661
E.ON SE	17,390	201,197
Evonik Industries AG	1,690	56,739
Fresenius Medical Care AG & Co. KGaA	1,614	134,117
Fresenius SE & Co. KGaA	3,202	167,112
Fuchs Petrolub SE, PFC Shares	612	29,783
GEA Group AG	1,175	47,611
Hannover Rueck SE	489	81,862
HeidelbergCement AG	1,195	102,599
HelloFresh SE(1)	1,318	128,122
Henkel AG & Co. KGaA	829	76,342
Henkel AG & Co. KGaA, PFC Shares	1,353	142,896
Infineon Technologies AG	10,098	406,174
KION Group AG	600	64,056
Knorr-Bremse AG	597	68,689
Lanxess AG	652	44,746
Security	Shares	Value
Germany (continued)
LEG Immobilien SE	523	$ 75,289
Merck KGaA	995	190,917
MTU Aero Engines AG	398	98,682
Muenchener Rueckversicherungs-Gesellschaft AG	1,083	296,808
Nemetschek SE	486	37,202
Porsche Automobil Holding SE, PFC Shares	1,133	121,628
Puma SE	797	95,123
Rational AG	41	37,145
RWE AG	4,927	178,639
SAP SE	8,177	1,148,539
Sartorius AG, PFC Shares	203	105,663
Scout24 AG(3)	615	51,890
Siemens AG	5,974	948,544
Siemens Energy AG(1)	3,088	93,020
Siemens Healthineers AG(3)	2,024	124,098
Symrise AG	968	134,897
TeamViewer AG(1)(3)	1,345	50,514
Telefonica Deutschland Holding AG(3)	7,582	20,014
Uniper SE	708	26,085
United Internet AG	763	31,204
Volkswagen AG	232	76,250
Volkswagen AG, PFC Shares	1,446	362,558
Vonovia SE	4,262	275,434
Zalando SE(1)(3)	1,307	158,068
		$ 12,340,206
Hong Kong — 3.2%
AIA Group, Ltd.	94,366	$ 1,170,664
Bank of East Asia, Ltd. (The)	11,110	20,632
BOC Hong Kong Holdings, Ltd.	29,956	101,530
Budweiser Brewing Co. APAC, Ltd.(3)	12,300	38,730
Chow Tai Fook Jewellery Group, Ltd.	16,800	38,385
CK Asset Holdings, Ltd.	18,709	128,774
CK Hutchison Holdings, Ltd.	21,347	166,182
CK Infrastructure Holdings, Ltd.	4,104	24,447
CLP Holdings, Ltd.	13,122	129,683
ESR Cayman, Ltd.(1)(3)	13,600	45,856
Futu Holdings, Ltd.(1)	406	72,711
Galaxy Entertainment Group, Ltd.(1)	16,913	135,238
Hang Lung Properties, Ltd.	14,000	33,954
Hang Seng Bank, Ltd.	6,140	122,479
Henderson Land Development Co., Ltd.	11,806	55,869
HK Electric Investments & HK Electric Investments, Ltd.	20,027	20,294
HKT Trust & HKT, Ltd.	33,020	44,976
Hong Kong & China Gas Co., Ltd.	83,675	129,924
Hong Kong Exchanges & Clearing, Ltd.	9,406	559,937
Hongkong Land Holdings, Ltd.	9,294	44,262

8
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Jardine Matheson Holdings, Ltd.	1,619	$ 103,486
Link REIT	15,789	152,764
Melco Resorts & Entertainment Ltd. ADR(1)	1,471	24,374
MTR Corp., Ltd.	12,481	69,494
New World Development Co., Ltd.	12,107	62,786
Power Assets Holdings, Ltd.	11,042	67,754
Sands China, Ltd.(1)	19,483	82,007
Sino Land Co., Ltd.	23,433	36,941
SJM Holdings, Ltd.(1)	15,000	16,374
Sun Hung Kai Properties, Ltd.	10,152	150,878
Swire Pacific, Ltd., Class A	4,537	30,741
Swire Properties, Ltd.	8,529	25,405
Techtronic Industries Co., Ltd.	10,525	183,419
WH Group, Ltd.(2)(3)	70,549	63,325
Wharf Real Estate Investment Co., Ltd.	13,118	76,255
Wynn Macau, Ltd.(1)	13,891	21,849
Xinyi Glass Holdings, Ltd.	14,000	57,042
		$ 4,309,421
Ireland — 1.0%
CRH PLC	6,047	$ 305,805
DCC PLC	788	64,549
Experian PLC	7,036	271,654
Flutter Entertainment PLC(1)	1,260	228,471
James Hardie Industries PLC CDI	3,369	114,317
Kerry Group PLC, Class A	1,223	170,988
Kingspan Group PLC	1,176	111,147
Smurfit Kappa Group PLC	1,810	98,434
		$ 1,365,365
Israel — 0.6%
Azrieli Group, Ltd.	315	$ 22,195
Bank Hapoalim B.M.(1)	9,053	72,683
Bank Leumi Le-Israel B.M.(1)	11,623	88,320
Check Point Software Technologies, Ltd.(1)	841	97,665
CyberArk Software, Ltd.(1)	327	42,598
Elbit Systems, Ltd.	215	27,853
ICL Group, Ltd.	5,940	40,306
Israel Discount Bank, Ltd., Class A(1)	9,880	47,067
Mizrahi Tefahot Bank, Ltd.(1)	995	30,651
Nice, Ltd.(1)	498	122,923
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,820	87,318
Wix.com, Ltd.(1)	433	125,691
		$ 805,270
Italy — 2.1%
Amplifon SpA	989	$ 48,900
Security	Shares	Value
Italy (continued)
Assicurazioni Generali SpA	8,378	$ 168,203
Atlantia SpA(1)	3,751	68,111
Davide Campari-Milano NV	4,524	60,640
DiaSorin SpA	212	40,114
Enel SpA	63,649	591,482
Eni SpA	19,584	238,759
Ferrari NV	971	200,459
FinecoBank Banca Fineco SpA(1)	4,632	80,834
Infrastrutture Wireless Italiane SpA(2)(3)	2,913	32,895
Intesa Sanpaolo SpA	129,469	358,155
Mediobanca Banca di Credito Finanziario SpA(1)	4,446	52,019
Moncler SpA	1,437	97,411
Nexi SpA(1)(3)	3,168	69,618
Poste Italiane SpA(3)	4,086	54,080
Prysmian SpA	1,988	71,341
Recordati Industria Chimica e Farmaceutica SpA(2)	757	43,302
Snam SpA	16,457	95,200
Telecom Italia SpA(2)	65,121	32,402
Telecom Italia SpA, PFC Shares	46,896	24,876
Tenaris S.A.	3,576	39,122
Terna SpA	11,610	86,584
UniCredit SpA	16,782	198,408
		$ 2,752,915
Japan — 23.2%
ABC-Mart, Inc.	336	$ 19,325
Acom Co., Ltd.	4,068	17,750
Advantest Corp.	1,600	143,659
AEON Co., Ltd.	5,248	140,881
AGC, Inc.(2)	1,556	65,182
Aisin Corp.	1,252	53,683
Ajinomoto Co., Inc.	3,399	88,305
ANA Holdings, Inc.(1)	1,383	32,503
Asahi Group Holdings, Ltd.(2)	3,515	164,287
Asahi Intecc Co., Ltd.(2)	1,600	38,254
Asahi Kasei Corp.	10,170	111,780
Astellas Pharma, Inc.	14,301	249,219
Azbil Corp.	1,000	41,437
Bandai Namco Holdings, Inc.	1,537	106,375
Bridgestone Corp.(2)	4,484	203,808
Brother Industries, Ltd.	1,905	38,049
Canon, Inc.(2)	7,600	171,775
Capcom Co., Ltd.	1,400	40,920
Casio Computer Co., Ltd.	1,531	25,690
Central Japan Railway Co.	1,159	176,111
Chiba Bank, Ltd. (The)	4,141	25,028
Chubu Electric Power Co., Inc.	5,369	65,688

9
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co., Ltd.(2)	5,246	$ 207,934
Concordia Financial Group, Ltd.	8,031	29,512
Cosmos Pharmaceutical Corp.	200	29,386
CyberAgent, Inc.	3,200	68,535
Dai Nippon Printing Co., Ltd.	2,105	44,545
Daifuku Co., Ltd.	800	72,582
Dai-ichi Life Holdings, Inc.	8,013	147,433
Daiichi Sankyo Co., Ltd.	13,300	286,922
Daikin Industries, Ltd.	1,958	364,873
Daito Trust Construction Co., Ltd.	516	56,297
Daiwa House Industry Co., Ltd.	4,332	130,257
Daiwa House REIT Investment Corp.	16	47,083
Daiwa Securities Group, Inc.	12,125	66,610
Denso Corp.	3,334	227,350
Dentsu Group, Inc.(2)	1,805	64,759
Disco Corp.	200	60,810
East Japan Railway Co.	2,350	167,588
Eisai Co., Ltd.	1,951	191,739
ENEOS Holdings, Inc.	24,938	104,510
FANUC Corp.	1,562	374,564
Fast Retailing Co., Ltd.	500	375,844
Fuji Electric Co., Ltd.	1,041	48,591
FUJIFILM Holdings Corp.	2,727	201,712
Fujitsu, Ltd.	1,552	290,378
GLP J-REIT	31	53,411
GMO Payment Gateway, Inc.	300	38,962
Hakuhodo DY Holdings, Inc.	1,578	24,577
Hamamatsu Photonics K.K.	1,151	69,335
Hankyu Hanshin Holdings, Inc.	1,862	57,476
Harmonic Drive Systems, Inc.(2)	300	16,488
Hikari Tsushin, Inc.(2)	219	38,488
Hino Motors, Ltd.	2,636	23,316
Hirose Electric Co., Ltd.	242	35,403
Hisamitsu Pharmaceutical Co., Inc.	330	16,294
Hitachi Construction Machinery Co., Ltd.	796	24,378
Hitachi Metals, Ltd.(1)	1,286	24,575
Hitachi, Ltd.	7,484	428,887
Honda Motor Co., Ltd.	12,601	405,289
Hoshizaki Corp.	416	35,340
HOYA Corp.	2,923	386,626
Hulic Co., Ltd.(2)	2,340	26,287
Ibiden Co., Ltd.	900	48,441
Idemitsu Kosan Co., Ltd.	1,684	40,687
Iida Group Holdings Co., Ltd.	1,100	28,294
INPEX Corp.(2)	8,491	63,550
Isuzu Motors, Ltd.	4,355	57,789
Ito En, Ltd.(2)	400	23,740
Security	Shares	Value
Japan (continued)
ITOCHU Corp.	9,248	$ 266,848
Itochu Techno-Solutions Corp.	700	21,655
Japan Airlines Co., Ltd.(1)	1,320	28,582
Japan Exchange Group, Inc.	4,118	91,732
Japan Metropolitan Fund Investment Corp.	60	65,038
Japan Post Bank Co., Ltd.	3,400	28,595
Japan Post Holdings Co., Ltd.	12,500	102,672
Japan Post Insurance Co., Ltd.	2,000	37,006
Japan Real Estate Investment Corp.	10	61,415
Japan Tobacco, Inc.(2)	9,134	172,617
JFE Holdings, Inc.	4,025	47,221
JSR Corp.	1,459	44,320
Kajima Corp.	3,581	45,442
Kakaku.com, Inc.	955	28,730
Kansai Electric Power Co., Inc. (The)	5,178	49,407
Kansai Paint Co., Ltd.	1,523	38,876
Kao Corp.(2)	3,801	234,370
KDDI Corp.	12,367	385,302
Keio Corp.	779	45,856
Keisei Electric Railway Co., Ltd.	1,005	32,128
Keyence Corp.	1,560	785,652
Kikkoman Corp.(2)	1,201	79,204
Kintetsu Group Holdings Co., Ltd.(1)	1,346	47,311
Kirin Holdings Co., Ltd.(2)	6,326	123,457
Kobayashi Pharmaceutical Co., Ltd.(2)	400	34,202
Kobe Bussan Co., Ltd.(2)	1,000	31,506
Koei Tecmo Holdings Co., Ltd.	520	25,281
Koito Manufacturing Co., Ltd.	747	46,480
Komatsu, Ltd.	6,946	172,077
Konami Holdings Corp.	751	44,977
Kose Corp.	308	48,386
Kubota Corp.(2)	8,011	162,060
Kurita Water Industries, Ltd.	732	35,186
Kyocera Corp.	2,548	157,416
Kyowa Kirin Co., Ltd.(2)	1,944	69,139
Lasertec Corp.	600	116,055
Lawson, Inc.	500	23,158
Lion Corp.(2)	1,722	29,189
Lixil Corp.	2,113	54,679
M3, Inc.	3,458	251,944
Makita Corp.	1,748	82,308
Marubeni Corp.	12,333	107,401
Mazda Motor Corp.(1)	4,510	42,550
McDonald's Holdings Co. (Japan), Ltd.(2)	577	25,426
Medipal Holdings Corp.	1,645	31,450
MEIJI Holdings Co., Ltd.	867	51,955
Mercari, Inc.(1)(2)	900	47,577

10
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
MINEBEA MITSUMI, Inc.	2,859	$ 75,539
MISUMI Group, Inc.	2,280	77,159
Mitsubishi Chemical Holdings Corp.	10,522	88,532
Mitsubishi Corp.	9,790	267,426
Mitsubishi Electric Corp.	14,060	204,112
Mitsubishi Estate Co., Ltd.	9,168	148,188
Mitsubishi Gas Chemical Co., Inc.	1,148	24,326
Mitsubishi HC Capital, Inc.	5,566	29,848
Mitsubishi Heavy Industries, Ltd.	2,544	75,104
Mitsubishi UFJ Financial Group, Inc.(4)	95,076	512,104
Mitsui & Co., Ltd.	12,375	278,756
Mitsui Chemicals, Inc.	1,475	50,987
Mitsui Fudosan Co., Ltd.	7,031	162,583
Miura Co., Ltd.	700	30,396
Mizuho Financial Group, Inc.	18,700	268,018
MonotaRO Co., Ltd.	1,800	42,416
MS&AD Insurance Group Holdings, Inc.	3,328	96,220
Murata Manufacturing Co., Ltd.	4,514	343,853
Nabtesco Corp.(2)	948	35,765
NEC Corp.	2,055	105,739
Nexon Co., Ltd.	3,850	85,680
NGK Insulators, Ltd.	1,971	33,172
NH Foods, Ltd.	583	22,663
Nidec Corp.	3,428	394,186
Nihon M&A Center, Inc.	2,400	62,161
Nintendo Co., Ltd.	921	532,958
Nippon Building Fund, Inc.(2)	12	74,767
Nippon Express Co., Ltd.	576	43,923
Nippon Paint Holdings Co., Ltd.(2)	5,790	78,328
Nippon Prologis REIT, Inc.	16	50,882
Nippon Sanso Holdings Corp.(2)	1,324	27,179
Nippon Shinyaku Co., Ltd.	400	31,823
Nippon Steel Corp.	6,475	109,480
Nippon Telegraph & Telephone Corp.	9,904	258,942
Nippon Yusen KK	1,300	65,973
Nissan Chemical Corp.	1,047	51,177
Nissan Motor Co., Ltd.(1)	17,743	88,390
Nisshin Seifun Group, Inc.	1,417	20,774
Nissin Foods Holdings Co., Ltd.	498	35,859
Nitori Holdings Co., Ltd.	616	108,784
Nitto Denko Corp.	1,270	94,577
Nomura Holdings, Inc.	24,357	123,965
Nomura Real Estate Holdings, Inc.	870	22,036
Nomura Real Estate Master Fund, Inc.	30	48,013
Nomura Research Institute, Ltd.	2,900	95,777
NSK, Ltd.	2,296	19,421
NTT Data Corp.	5,030	78,522
Security	Shares	Value
Japan (continued)
Obayashi Corp.	5,320	$ 42,415
Obic Co., Ltd.	560	104,148
Odakyu Electric Railway Co., Ltd.(2)	2,305	58,302
Oji Holdings Corp.	6,573	37,773
Olympus Corp.	9,076	180,530
Omron Corp.	1,463	115,836
Ono Pharmaceutical Co., Ltd.	3,005	67,012
Oracle Corp. Japan	289	22,082
Oriental Land Co., Ltd.	1,524	217,118
ORIX Corp.	9,502	160,599
Orix JREIT, Inc.	18	34,555
Osaka Gas Co., Ltd.	3,123	58,272
Otsuka Corp.	864	45,291
Otsuka Holdings Co., Ltd.(2)	3,152	130,877
Pan Pacific International Holdings Corp.(2)	3,336	69,372
Panasonic Corp.	16,847	193,985
PeptiDream, Inc.(1)	700	34,210
Persol Holdings Co., Ltd.	1,200	23,696
Pigeon Corp.(2)	900	25,384
Pola Orbis Holdings, Inc.(2)	932	24,575
Rakuten Group, Inc.	6,900	77,909
Recruit Holdings Co., Ltd.	10,557	517,702
Renesas Electronics Corp.(1)	10,100	109,003
Resona Holdings, Inc.	16,411	63,275
Ricoh Co., Ltd.	4,735	53,297
Rinnai Corp.	246	23,415
Rohm Co., Ltd.	707	65,064
Ryohin Keikaku Co., Ltd.	1,730	36,292
Santen Pharmaceutical Co., Ltd.	2,900	40,025
SBI Holdings, Inc.	1,875	44,289
SCSK Corp.	400	23,833
Secom Co., Ltd.	1,648	125,611
Seiko Epson Corp.	2,252	39,586
Sekisui Chemical Co., Ltd.	2,964	50,750
Sekisui House, Ltd.	4,950	101,647
Seven & i Holdings Co., Ltd.	5,826	279,070
SG Holdings Co., Ltd.	2,600	68,274
Sharp Corp.(2)	1,524	25,143
Shimadzu Corp.	1,814	70,094
Shimano, Inc.(2)	550	130,858
Shimizu Corp.	4,127	31,716
Shin-Etsu Chemical Co., Ltd.	2,785	465,821
Shionogi & Co., Ltd.(2)	2,021	105,326
Shiseido Co., Ltd.(2)	3,174	234,110
Shizuoka Bank, Ltd. (The)(2)	3,925	30,459
SMC Corp.	479	283,374
SoftBank Corp.	22,200	290,265

11
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	9,684	$ 675,380
Sohgo Security Services Co., Ltd.	528	24,056
Sompo Holdings, Inc.	2,699	99,966
Sony Group Corp.	9,780	948,339
Square Enix Holdings Co., Ltd.	700	34,569
Stanley Electric Co., Ltd.	1,134	32,763
Subaru Corp.	4,728	93,707
Sumco Corp.(2)	1,900	46,543
Sumitomo Chemical Co., Ltd.	10,634	56,518
Sumitomo Corp.	9,025	121,011
Sumitomo Dainippon Pharma Co., Ltd.	1,622	34,020
Sumitomo Electric Industries, Ltd.	5,990	88,472
Sumitomo Metal Mining Co., Ltd.	2,020	78,559
Sumitomo Mitsui Financial Group, Inc.	10,097	348,063
Sumitomo Mitsui Trust Holdings, Inc.	2,482	79,176
Sumitomo Realty & Development Co., Ltd.	2,268	81,115
Suntory Beverage & Food, Ltd.(2)	1,117	42,102
Suzuki Motor Corp.	2,778	117,730
Sysmex Corp.	1,293	153,395
T&D Holdings, Inc.	4,306	55,878
Taisei Corp.	1,549	50,839
Taisho Pharmaceutical Holdings Co., Ltd.	267	14,293
Takeda Pharmaceutical Co., Ltd.	12,224	410,244
TDK Corp.	955	115,607
Terumo Corp.	5,118	207,292
THK Co., Ltd.(2)	828	24,710
TIS, Inc.	1,900	48,490
Tobu Railway Co., Ltd.(2)	1,573	40,716
Toho Co., Ltd.	856	35,295
Toho Gas Co., Ltd.	572	28,082
Tohoku Electric Power Co., Inc.	3,514	27,551
Tokio Marine Holdings, Inc.	4,900	225,695
Tokyo Century Corp.	300	16,129
Tokyo Electric Power Co. Holdings, Inc.(1)	11,600	34,542
Tokyo Electron, Ltd.	1,179	509,781
Tokyo Gas Co., Ltd.	2,962	55,868
Tokyu Corp.	3,584	48,778
TOPPAN, Inc.	2,074	33,354
Toray Industries, Inc.	10,262	68,406
Toshiba Corp.(2)	3,274	141,440
Tosoh Corp.	2,300	39,658
TOTO, Ltd.	1,143	59,223
Toyo Suisan Kaisha, Ltd.	704	27,134
Toyota Industries Corp.	1,161	100,398
Toyota Motor Corp.	16,530	1,444,954
Toyota Tsusho Corp.	1,765	83,774
Trend Micro, Inc.	1,144	59,904
Security	Shares	Value
Japan (continued)
Tsuruha Holdings, Inc.	272	$ 31,657
Unicharm Corp.(2)	3,214	129,461
United Urban Investment Corp.	22	31,774
USS Co., Ltd.	1,635	28,580
Welcia Holdings Co., Ltd.	800	26,159
West Japan Railway Co.	1,278	73,031
Yakult Honsha Co., Ltd.	996	56,396
Yamada Holdings Co., Ltd.	6,405	29,617
Yamaha Corp.	1,109	60,205
Yamaha Motor Co., Ltd.(2)	2,354	63,940
Yamato Holdings Co., Ltd.	2,464	70,012
Yaskawa Electric Corp.	1,883	91,957
Yokogawa Electric Corp.	1,628	24,347
Z Holdings Corp.	20,817	104,178
ZOZO, Inc.	1,007	34,143
		$ 30,828,693
Netherlands — 6.3%
ABN AMRO Group NV(1)(3)	3,112	$ 37,709
Adyen NV(1)(2)(3)	154	377,659
Aegon NV(2)	12,975	53,964
Airbus SE(1)	4,566	588,342
Akzo Nobel NV	1,505	186,350
Argenx SE(1)	363	109,523
ASM International NV	368	121,376
ASML Holding NV	3,269	2,256,654
CNH Industrial NV	7,554	125,303
EXOR NV	898	72,068
Heineken Holding NV(2)	927	93,542
Heineken NV(2)	1,986	241,099
ING Groep NV	29,919	397,155
JDE Peet's NV(1)(2)	587	21,306
Just Eat Takeaway.com NV(1)(3)	1,437	132,899
Koninklijke Ahold Delhaize NV	8,492	252,888
Koninklijke DSM NV	1,327	248,060
Koninklijke KPN NV	28,789	90,042
Koninklijke Philips NV	7,038	349,325
Koninklijke Vopak NV	531	24,138
NN Group NV	2,369	111,910
Prosus NV	3,745	366,889
QIAGEN NV(1)	1,873	90,538
Randstad NV	975	74,744
Royal Dutch Shell PLC, Class A	32,032	642,173
Royal Dutch Shell PLC, Class B	28,973	562,447
Stellantis NV	15,632	307,534
STMicroelectronics NV	5,354	194,707

12
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	2,106	$ 211,682
		$ 8,342,026
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)(1)(2)	6,163	$ 27,731
Auckland International Airport, Ltd.(1)	10,551	53,603
Fisher & Paykel Healthcare Corp., Ltd.	4,305	93,653
Mercury NZ, Ltd.	4,384	20,431
Meridian Energy, Ltd.	9,757	36,379
Ryman Healthcare, Ltd.	2,935	26,933
Spark New Zealand, Ltd.	13,480	45,248
Xero, Ltd.(1)	981	100,905
		$ 404,883
Norway — 0.6%
Adevinta ASA(1)	1,949	$ 37,388
DNB ASA	7,454	162,454
Equinor ASA	7,555	159,928
Gjensidige Forsikring ASA	1,602	35,322
Mowi ASA	3,437	87,504
Norsk Hydro ASA	9,871	63,020
Orkla ASA	6,067	61,830
Schibsted ASA, Class A	610	29,427
Schibsted ASA, Class B	630	26,188
Telenor ASA	5,236	88,305
Yara International ASA	1,431	75,406
		$ 826,772
Poland — 0.0%(5)
InPost S.A.(1)	1,684	$ 33,887
		$ 33,887
Portugal — 0.1%
EDP - Energias de Portugal S.A.	21,198	$ 112,486
Galp Energia SGPS S.A.	3,597	39,109
Jeronimo Martins SGPS S.A.	1,795	32,754
		$ 184,349
Singapore — 1.1%
Ascendas Real Estate Investment Trust	23,731	$ 52,149
CapitaLand Integrated Commercial Trust	34,972	54,449
CapitaLand, Ltd.	21,948	60,625
City Developments, Ltd.	4,171	22,651
DBS Group Holdings, Ltd.	13,948	310,305
Genting Singapore, Ltd.	48,954	30,492
Keppel Corp., Ltd.	12,128	49,456
Mapletree Commercial Trust	19,300	31,045
Mapletree Logistics Trust	22,400	34,243
Security	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	26,736	$ 238,264
Sea, Ltd.(1)	117	32,128
Singapore Airlines, Ltd.(1)(2)	9,600	34,619
Singapore Exchange, Ltd.	6,600	54,971
Singapore Technologies Engineering, Ltd.	13,918	40,159
Singapore Telecommunications, Ltd.	61,191	104,399
United Overseas Bank, Ltd.	8,814	169,735
UOL Group, Ltd.	3,470	18,871
Venture Corp., Ltd.	2,000	28,612
Wilmar International, Ltd.	15,000	50,291
		$ 1,417,464
Spain — 2.5%
ACS Actividades de Construccion y Servicios S.A.	1,744	$ 46,754
Aena SME S.A.(1)(3)	543	89,096
Amadeus IT Group S.A.(1)	3,541	249,629
Banco Bilbao Vizcaya Argentaria S.A.	51,258	317,952
Banco Santander S.A.(1)	134,167	513,196
CaixaBank S.A.	35,134	108,167
Cellnex Telecom S.A.(3)	3,985	254,168
EDP Renovaveis S.A.	2,336	54,199
Enagas S.A.(2)	1,961	45,325
Endesa S.A.	2,524	61,272
Ferrovial S.A.	3,950	116,084
Grifols S.A.(2)	2,499	67,765
Iberdrola S.A.	44,701	545,113
Industria de Diseno Textil S.A.	8,586	303,144
Naturgy Energy Group S.A.	2,455	63,183
Red Electrica Corp. S.A.	3,451	64,072
Repsol S.A.	11,427	143,553
Siemens Gamesa Renewable Energy S.A.(2)	1,846	61,719
Telefonica S.A.	41,203	192,314
		$ 3,296,705
Sweden — 3.5%
Alfa Laval AB	2,529	$ 89,388
Assa Abloy AB, Class B	7,674	231,355
Atlas Copco AB, Class A	5,184	318,341
Atlas Copco AB, Class B	2,952	155,471
Boliden AB	2,227	85,694
Electrolux AB, Series B	1,958	54,260
Embracer Group AB(1)	2,072	56,023
Epiroc AB, Class A	5,226	118,963
Epiroc AB, Class B	3,103	60,920
EQT AB	2,004	72,797
Essity AB, Class B	4,621	153,279
Evolution AB(3)	1,329	210,224

13
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Fastighets AB Balder, Class B(1)(2)	794	$ 49,774
H & M Hennes & Mauritz AB, Class B(1)	5,966	141,689
Hexagon AB, Class B	15,400	228,172
Husqvarna AB, Class B	3,160	41,997
ICA Gruppen AB	820	38,172
Industrivarden AB, Class A	851	33,098
Industrivarden AB, Class C(2)	1,127	41,255
Investment AB Latour, Class B	1,245	40,876
Investor AB, Class B	14,024	323,259
Kinnevik AB, Class B	1,801	72,119
L E Lundbergforetagen AB, Class B	593	38,273
Lundin Energy AB(2)	1,471	52,151
Nibe Industrier AB, Class B	11,258	118,630
Sandvik AB	8,759	223,965
Securitas AB, Class B	2,477	39,129
Sinch AB(1)(3)	3,670	61,756
Skandinaviska Enskilda Banken AB, Class A	12,316	159,198
Skanska AB, Class B	2,734	72,585
SKF AB, Class B	3,034	77,331
Svenska Cellulosa AB SCA, Class B	4,539	74,449
Svenska Handelsbanken AB, Class A	11,718	132,272
Swedbank AB, Class A	7,146	133,037
Swedish Match AB	12,100	103,190
Tele2 AB, Class B	3,517	47,951
Telefonaktiebolaget LM Ericsson, Class B	22,511	283,051
Telia Co. AB	21,130	93,848
Volvo AB, Class A	1,646	40,853
Volvo AB, Class B	11,060	266,540
		$ 4,635,335
Switzerland — 10.0%
ABB, Ltd.	13,423	$ 456,042
Adecco Group AG	1,241	84,440
Alcon, Inc.	3,962	277,885
Baloise Holding AG	374	58,395
Banque Cantonale Vaudoise	253	22,734
Barry Callebaut AG	29	67,398
Chocoladefabriken Lindt & Sprungli AG	1	104,774
Chocoladefabriken Lindt & Sprungli AG PC	8	79,641
Cie Financiere Richemont S.A.	4,048	490,733
Clariant AG	1,727	34,388
Coca-Cola HBC AG	1,588	57,480
Credit Suisse Group AG	19,378	202,847
EMS-Chemie Holding AG	64	62,906
Geberit AG	293	220,093
Givaudan S.A.	72	335,175
Glencore PLC(1)	77,086	330,860
Security	Shares	Value
Switzerland (continued)
Holcim Ltd.	4,011	$ 241,094
Julius Baer Group, Ltd.	1,776	115,996
Kuehne & Nagel International AG	428	146,487
Logitech International S.A.	1,318	160,061
Lonza Group AG	581	411,904
Nestle S.A.	22,440	2,797,080
Novartis AG	17,368	1,584,423
Partners Group Holding AG	177	268,323
Roche Holding AG	249	101,268
Roche Holding AG PC	5,492	2,069,593
Schindler Holding AG	160	46,819
Schindler Holding AG PC	300	91,811
SGS S.A.	46	142,023
Sika AG(2)	1,112	364,333
Sonova Holding AG(1)	411	154,805
Straumann Holding AG	83	132,389
Swatch Group AG (The)	228	78,299
Swatch Group AG (The), Bearer Shares	337	22,252
Swiss Life Holding AG	259	125,991
Swiss Prime Site AG	549	54,487
Swiss Re AG	2,386	215,510
Swisscom AG	199	113,706
Temenos AG	527	84,728
UBS Group AG	28,449	435,760
Vifor Pharma AG	327	42,369
Zurich Insurance Group AG	1,171	470,350
		$ 13,357,652
United Kingdom — 12.9%
3i Group PLC	7,801	$ 126,601
Admiral Group PLC	1,608	69,967
Anglo American PLC	10,080	401,125
Antofagasta PLC	3,041	60,473
Ashtead Group PLC	3,470	257,919
Associated British Foods PLC(1)	2,895	88,867
AstraZeneca PLC	10,243	1,230,636
Auto Trader Group PLC(1)(3)	7,242	63,425
AVEVA Group PLC	905	46,450
Aviva PLC	31,430	176,447
BAE Systems PLC	24,901	179,935
Barclays PLC	134,598	319,411
Barratt Developments PLC	8,311	80,024
Berkeley Group Holdings PLC	912	57,989
BHP Group PLC	16,556	489,908
BP PLC	158,797	696,387
British American Tobacco PLC	16,867	654,871
British Land Co. PLC (The)	7,010	47,953

14
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
BT Group PLC(1)	67,314	$ 180,896
Bunzl PLC	2,545	84,192
Burberry Group PLC(1)	3,124	89,344
Coca-Cola Europacific Partners PLC	1,647	97,700
Compass Group PLC(1)	13,713	288,904
Croda International PLC	1,133	115,559
Diageo PLC	18,343	879,152
Direct Line Insurance Group PLC	9,725	38,357
Entain PLC(1)	4,677	113,013
Evraz PLC	3,425	28,099
Ferguson PLC	1,726	240,133
GlaxoSmithKline PLC	39,066	768,002
Halma PLC	3,070	114,374
Hargreaves Lansdown PLC	2,659	58,510
Hikma Pharmaceuticals PLC	1,223	41,389
HSBC Holdings PLC	159,654	921,444
Imperial Brands PLC	7,551	162,820
Informa PLC(1)	12,081	83,960
InterContinental Hotels Group PLC(1)	1,394	92,911
Intertek Group PLC	1,299	99,418
J Sainsbury PLC	15,059	56,680
JD Sports Fashion PLC(1)	4,451	56,642
Johnson Matthey PLC	1,407	59,905
Kingfisher PLC(1)	15,641	78,942
Land Securities Group PLC	5,555	51,843
Legal & General Group PLC	45,856	163,595
Lloyds Banking Group PLC(1)	548,655	354,901
London Stock Exchange Group PLC	2,560	282,907
M&G PLC	18,709	59,268
Melrose Industries PLC	36,836	79,290
Mondi PLC	3,917	103,128
National Grid PLC	27,897	354,841
Natwest Group PLC	37,001	104,131
Next PLC(1)	1,079	117,432
Ocado Group PLC(1)	3,893	107,867
Pearson PLC	6,159	70,927
Persimmon PLC	2,595	106,301
Phoenix Group Holdings PLC	4,275	40,018
Prudential PLC	20,207	384,454
Reckitt Benckiser Group PLC	5,479	484,070
RELX PLC	15,048	399,023
Rentokil Initial PLC	13,829	94,717
Rio Tinto PLC	8,715	719,750
Rolls-Royce Holdings PLC(1)	67,400	92,272
Sage Group PLC (The)	8,820	83,545
Schroders PLC	934	45,424
Segro PLC	9,491	143,677
Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	1,999	$ 69,201
Smith & Nephew PLC	6,612	143,396
Smiths Group PLC	3,286	72,370
Spirax-Sarco Engineering PLC	587	110,560
SSE PLC	7,941	164,925
St. James's Place PLC	4,377	89,495
Standard Chartered PLC	20,555	131,178
Standard Life Aberdeen PLC	16,252	60,969
Taylor Wimpey PLC	27,593	60,725
Tesco PLC	59,463	183,692
Unilever PLC	20,478	1,196,602
United Utilities Group PLC	5,449	73,546
Vodafone Group PLC	207,707	348,123
Whitbread PLC(1)	1,488	64,323
WM Morrison Supermarkets PLC	18,613	63,529
WPP PLC	9,194	124,283
		$ 17,199,032
Total Common Stocks (identified cost $80,527,032)		$132,222,611

Rights — 0.0%(5)

Security	Shares	Value
Spain — 0.0%(5)
ACS Actividades de Construccion y Servicios S.A., Exp. 7/9/21(1)	1,744	$ 2,440
Total Rights (identified cost $2,638)		$ 2,440

Short-Term Investments — 1.4%

Affiliated Fund — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(6)	303,812	$ 303,812
Total Affiliated Fund (identified cost $303,812)		$ 303,812

15
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(7)	1,509,628	$ 1,509,628
Total Securities Lending Collateral (identified cost $1,509,628)		$ 1,509,628
Total Short-Term Investments (identified cost $1,813,440)		$ 1,813,440

Total Investments — 100.8% (identified cost $82,343,110)	$ 134,038,491
Other Assets, Less Liabilities — (0.8)%	$ (1,081,893)
Net Assets — 100.0%	$ 132,956,598

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $5,643,456.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $2,635,833 or 2.0% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).
(5)	Amount is less than 0.05%.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	16.8%
Industrials	15.4
Consumer Discretionary	13.0
Health Care	12.3
Consumer Staples	10.5
Information Technology	9.1
Materials	7.9
Communication Services	4.8
Utilities	3.4
Energy	3.2
Real Estate	3.0
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

16
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $81,589,095) - including $5,643,456 of securities on loan	$ 133,222,575
Investments in securities of affiliated issuers, at value (identified cost $754,015)	815,916
Cash denominated in foreign currency, at value (cost $441,865)	438,252
Receivable for investments sold	2,684
Receivable for capital shares sold	84,566
Dividends receivable	176,895
Dividends receivable - affiliated	16
Securities lending income receivable	1,695
Tax reclaims receivable	297,667
Receivable from affiliate	20,903
Directors' deferred compensation plan	28,114
Total assets	$135,089,283
Liabilities
Due to custodian	$ 442
Payable for investments purchased	377,679
Payable for capital shares redeemed	33,845
Deposits for securities loaned	1,509,628
Payable to affiliates:
Investment advisory fee	33,295
Administrative fee	13,318
Distribution and service fees	4,389
Sub-transfer agency fee	79
Directors' deferred compensation plan	28,114
Accrued expenses	131,896
Total liabilities	$ 2,132,685
Net Assets	$132,956,598
Sources of Net Assets
Paid-in capital	$ 83,670,345
Distributable earnings	49,286,253
Total	$132,956,598
Class I Shares
Net Assets	$ 106,216,234
Shares Outstanding	1,041,820
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 101.95
Class F Shares
Net Assets	$ 26,740,364
Shares Outstanding	263,009
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 101.67
17
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $223,425)	$ 2,181,702
Dividend income - affiliated issuers (net of foreign taxes withheld of $1,079)	9,811
Securities lending income, net	7,881
Other income	120,103
Total investment income	$ 2,319,497
Expenses
Investment advisory fee	$ 193,383
Administrative fee	77,353
Distribution and service fees:
Class F	23,536
Directors' fees and expenses	2,905
Custodian fees	25,061
Transfer agency fees and expenses	47,776
Accounting fees	23,561
Professional fees	16,008
Reports to shareholders	17,634
Miscellaneous	23,654
Total expenses	$ 450,871
Waiver and/or reimbursement of expenses by affiliate	$ (117,015)
Net expenses	$ 333,856
Net investment income	$ 1,985,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 254,560
Investment securities - affiliated issuers	(10)
Foreign currency transactions	(9,665)
Net realized gain	$ 244,885
Change in unrealized appreciation (depreciation):
Investment securities	$ 8,541,862
Investment securities - affiliated issuers	12,033
Foreign currency	(19,616)
Net change in unrealized appreciation (depreciation)	$ 8,534,279
Net realized and unrealized gain	$ 8,779,164
Net increase in net assets from operations	$10,764,805
18
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,985,641	$ 2,282,805
Net realized gain (loss)	244,885	(858,505)
Net change in unrealized appreciation (depreciation)	8,534,279	6,711,172
Net increase in net assets from operations	$ 10,764,805	$ 8,135,472
Distributions to shareholders:
Class I	$ —	$ (3,275,864)
Class F	—	(508,619)
Total distributions to shareholders	$ —	$ (3,784,483)
Capital share transactions:
Class I	$ (7,822,804)	$ (13,942,734)
Class F	5,898,442	4,867,446
Net decrease in net assets from capital share transactions	$ (1,924,362)	$ (9,075,288)
Net increase (decrease) in net assets	$ 8,840,443	$ (4,724,299)
Net Assets
At beginning of period	$ 124,116,155	$ 128,840,454
At end of period	$132,956,598	$124,116,155
19
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Financial Highlights

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 93.77	$ 90.02	$ 76.31	$ 91.21	$ 74.93	$ 76.87
Income (Loss) From Operations
Net investment income(1)	$ 1.52	$ 1.69	$ 2.43	$ 2.36	$ 2.11	$ 1.88
Net realized and unrealized gain (loss)	6.66	4.89	13.55	(14.36)	16.39	(1.54)
Total income (loss) from operations	$ 8.18	$ 6.58	$ 15.98	$ (12.00)	$ 18.50	$ 0.34
Less Distributions
From net investment income	$ —	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.28)
Total distributions	$ —	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.28)
Net asset value — End of period	$ 101.95	$ 93.77	$ 90.02	$ 76.31	$ 91.21	$ 74.93
Total Return(2)	8.72% (3)	7.78%	21.26%	(13.58)%	24.76%	0.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,216	$105,165	$115,803	$103,168	$141,082	$124,685
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.74%	0.68%	0.69% (6)	0.68%	0.98%
Net expenses	0.48% (5)	0.48%	0.48%	0.49% (6)	0.48%	0.97%
Net investment income	3.10% (5)	2.05%	2.87%	2.67%	2.49%	2.50%
Portfolio Turnover	5% (3)	9%	7%	6%	3%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
20
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 93.60	$ 90.04	$ 76.49	$ 91.65	$ 75.47	$ 77.45
Income (Loss) From Operations
Net investment income(1)	$ 1.47	$ 1.49	$ 2.14	$ 2.09	$ 1.87	$ 1.60
Net realized and unrealized gain (loss)	6.60	4.90	13.68	(14.35)	16.53	(1.43)
Total income (loss) from operations	$ 8.07	$ 6.39	$ 15.82	$(12.26)	$18.40	$ 0.17
Less Distributions
From net investment income	$ —	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.15)
Total distributions	$ —	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.15)
Net asset value — End of period	$101.67	$ 93.60	$ 90.04	$ 76.49	$91.65	$75.47
Total Return(2)	8.62% (3)	7.56%	21.00%	(13.80)%	24.44%	0.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 26,740	$18,951	$13,038	$ 7,645	$ 7,226	$ 4,486
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.86% (5)	0.94%	0.88%	0.89% (6)	0.91%	1.26%
Net expenses	0.68% (5)	0.68%	0.69%	0.74% (6)	0.73%	1.19%
Net investment income	2.99% (5)	1.80%	2.52%	2.37%	2.18%	2.11%
Portfolio Turnover	5% (3)	9%	7%	6%	3%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
21
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
22

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 46,054	$ 9,198,559	$ —	$ 9,244,613
Austria	—	250,740	—	250,740
Belgium	—	1,160,286	—	1,160,286
Denmark	—	3,400,541	—	3,400,541
Finland	—	1,664,924	—	1,664,924
France	—	14,401,532	—	14,401,532
Germany	—	12,340,206	—	12,340,206
Hong Kong	97,085	4,212,336	—	4,309,421
Ireland	—	1,365,365	—	1,365,365
Israel	353,272	451,998	—	805,270
Italy	—	2,752,915	—	2,752,915
Japan	—	30,828,693	—	30,828,693
Netherlands	—	8,342,026	—	8,342,026
New Zealand	—	404,883	—	404,883
Norway	—	826,772	—	826,772
Poland	—	33,887	—	33,887
Portugal	—	184,349	—	184,349
Singapore	32,128	1,385,336	—	1,417,464
Spain	—	3,296,705	—	3,296,705
Sweden	228,172	4,407,163	—	4,635,335
Switzerland	—	13,357,652	—	13,357,652
United Kingdom	97,700	17,101,332	—	17,199,032
Total Common Stocks	$ 854,411	$131,368,200 (1)	$ —	$132,222,611
Rights	$ 2,440	$ —	$ —	$ 2,440
Short-Term Investments:
Affiliated Fund	—	303,812	—	303,812
Securities Lending Collateral	1,509,628	—	—	1,509,628
Total Investments	$2,366,479	$131,672,012	$ —	$134,038,491

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2021, the Fund received approximately $120,000
23

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

from Sweden for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $193,383. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $117,015.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $77,353.
24

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $23,536 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $287 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $47,157 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,400,858 and $6,366,341, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $3,866,667 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $3,866,667 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$85,463,082
Gross unrealized appreciation	$ 54,945,494
Gross unrealized depreciation	(6,370,085)
Net unrealized appreciation	$48,575,409
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $442. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021. The Fund’s average overdraft advances during the six months ended June 30, 2021 were not significant.
25

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $5,643,456 and the total value of collateral received was $5,979,950, comprised of cash of $1,509,628 and U.S. government and/or agencies securities of $4,470,322.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,509,628	$ —	$ —	$ —	$1,509,628
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.
26

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in affiliated issuers and funds was $815,916, which represents 0.6% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$ —	$ —	$ —	$ —	$ 12,033	$ 512,104	$ 9,706	95,076
Short-Term Investments
Calvert Cash Reserve Fund, LLC	439,993	6,631,558	(6,767,729)	(10)	—	303,812	105	303,812
Totals				$ (10)	$12,033	$815,916	$9,811

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	32,999	$ 3,266,649	117,201	$ 8,890,337
Reinvestment of distributions	—	—	40,086	3,275,864
Shares redeemed	(112,735)	(11,089,453)	(322,145)	(26,108,935)
Net decrease	(79,736)	$ (7,822,804)	(164,858)	$(13,942,734)
Class F
Shares sold	72,555	$ 7,085,025	76,301	$ 6,372,191
Reinvestment of distributions	—	—	6,232	508,619
Shares redeemed	(12,018)	(1,186,583)	(24,856)	(2,013,364)
Net increase	60,537	$ 5,898,442	57,677	$ 4,867,446
At June 30, 2021, separate accounts of an insurance company owned 61.1% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
27

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
28

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP EAFE International Index Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
1,211,604.615	12,997.996	82,043.642	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
29

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
30

Calvert
VP EAFE International Index Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24228     6.30.21

Calvert
VP Investment Grade Bond Index Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP Investment Grade Bond Index Portfolio

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Performance

Portfolio Manager Tina J. Udell, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	(1.63)%	(0.51)%	2.79%	3.18%
Class F at NAV	10/30/2015	03/31/2003	(1.76)	(0.77)	2.54	3.03

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(1.60)%	(0.33)%	3.02%	3.39%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.47%	0.72%
Net	0.32	0.57
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Important Notice to Shareholders
Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.
4

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 983.70	$1.57 **	0.32%
Class F	$1,000.00	$ 982.40	$2.80 **	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.21	$1.61 **	0.32%
Class F	$1,000.00	$1,021.97	$2.86 **	0.57%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$300	$ 306,056
Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(1)	300	304,842
Total Asset-Backed Securities (identified cost $605,797)		$ 610,898

Commercial Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 448,847
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	696,271
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	640,619
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,364,744
Total Commercial Mortgage-Backed Securities (identified cost $3,009,924)		$ 3,150,481

Corporate Bonds — 28.1%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.6%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 141,639
Dow Chemical Co. (The), 4.375%, 11/15/42	100	119,500
LYB International Finance BV, 5.25%, 7/15/43	100	129,804
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	211,867
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300	303,265
		$ 906,075
Communications — 4.1%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 242,457
5.375%, 10/15/41	100	123,616
5.45%, 3/1/47	1,000	1,319,156
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	566,778
Comcast Corp.:
4.00%, 3/1/48	50	58,734
4.15%, 10/15/28	100	115,834
Discovery Communications, LLC, 4.125%, 5/15/29	200	224,279
Motorola Solutions, Inc., 2.30%, 11/15/30	250	245,880
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	246,187
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Rogers Communications, Inc., 3.625%, 12/15/25	$1,000	$ 1,104,200
T-Mobile USA, Inc., 3.50%, 4/15/25	250	271,640
Verizon Communications, Inc.:
1.68%, 10/30/30	340	325,126
2.875%, 11/20/50	150	142,848
Walt Disney Co. (The), 5.40%, 10/1/43	100	139,918
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,088,342
		$ 6,214,995
Consumer, Cyclical — 2.1%
Cintas Corp. No. 2, 3.25%, 6/1/22	$350	$ 356,935
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	200	201,270
General Motors Co., 5.00%, 4/1/35	1,000	1,210,886
Lowe's Cos., Inc., 3.875%, 9/15/23	100	106,749
McDonald's Corp., 3.60%, 7/1/30	300	337,648
Starbucks Corp., 3.75%, 12/1/47	250	276,446
VF Corp., 2.95%, 4/23/30	225	238,425
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250	381,220
		$ 3,109,579
Consumer, Non-cyclical — 5.2%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$ 206,696
3.20%, 11/21/29	300	326,064
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	368,926
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	111,916
4.625%, 2/1/44	1,000	1,216,507
Block Financial, LLC, 3.875%, 8/15/30	150	162,307
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	253,284
CVS Health Corp., 4.30%, 3/25/28	282	324,224
CVS Pass-Through Trust, 6.036%, 12/10/28	63	74,645
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	428,288
Equifax, Inc., 3.30%, 12/15/22	450	465,751
Gilead Sciences, Inc., 3.70%, 4/1/24	100	107,524
Kroger Co. (The):
3.85%, 8/1/23	100	106,187
3.875%, 10/15/46	250	276,150
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	105,465
4.00%, 11/1/23	100	106,950
Molson Coors Brewing Co., 5.00%, 5/1/42	100	123,011
Perrigo Finance Unlimited Co., 3.15%, 6/15/30	250	255,651
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,293,403
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	106,389
Sysco Corp., 5.95%, 4/1/30	250	320,957
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	405,144
Triton Container International, Ltd., 2.05%, 4/15/26(1)	300	301,865
Tyson Foods, Inc., 3.95%, 8/15/24	100	109,047

6
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Viatris, Inc., 2.30%, 6/22/27(1)	$250	$ 255,435
Zoetis, Inc., 4.70%, 2/1/43	100	128,952
		$ 7,940,738
Energy — 3.4%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 224,405
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	127,797
HollyFrontier Corp., 5.875%, 4/1/26(2)	1,000	1,157,713
Shell International Finance BV:
2.25%, 1/6/23	200	205,908
4.125%, 5/11/35	1,350	1,608,269
4.55%, 8/12/43	100	124,819
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(1)	400	408,435
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	1,149,138
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	120,218
		$ 5,126,702
Financial — 6.1%
American International Group, Inc., 4.875%, 6/1/22	$250	$ 260,285
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	515,830
4.125%, 1/22/24	300	326,753
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	1,249,188
Boston Properties, L.P., 3.85%, 2/1/23	100	104,453
Capital One Bank, 3.375%, 2/15/23	200	209,327
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(3)	500	567,633
5.50%, 9/13/25	80	93,235
Discover Financial Services, 3.85%, 11/21/22	200	209,654
ERP Operating, L.P., 4.625%, 12/15/21	100	100,895
Excalibur One 77B, LLC, 1.492%, 1/1/25	14	13,987
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	543,257
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	415,567
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	310,083
3.375%, 5/1/23	700	737,126
MetLife, Inc., 4.875%, 11/13/43	100	132,247
Morgan Stanley:
4.10%, 5/22/23(4)	500	532,534
5.00%, 11/24/25(4)	150	173,067
PNC Bank N.A., 2.70%, 10/22/29	250	265,022
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,201,133
Simon Property Group, L.P., 2.65%, 7/15/30	150	155,600
US Bancorp, 3.10%, 4/27/26	250	272,154
Wells Fargo & Co.:
2.625%, 7/22/22	400	410,074
3.196% to 6/17/26, 6/17/27(3)	250	269,970
Westpac Banking Corp., 3.35%, 3/8/27	200	221,487
		$ 9,290,561
Security	Principal Amount (000's omitted)	Value
Industrial — 2.9%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$ 619,564
Boeing Co. (The):
2.196%, 2/4/26	300	302,915
3.20%, 3/1/29	150	157,573
4.875%, 5/1/25	100	112,099
5.15%, 5/1/30	100	118,510
Carrier Global Corp., 3.577%, 4/5/50	375	398,577
Cummins, Inc., 4.875%, 10/1/43	100	131,978
Deere & Co., 6.55%, 10/1/28	250	325,131
Flex, Ltd., 4.75%, 6/15/25	250	279,224
GATX Corp., 3.25%, 9/15/26	400	430,555
General Electric Co., 3.45%, 5/1/27	250	274,970
Lennox International, Inc., 1.70%, 8/1/27	300	300,219
Parker-Hannifin Corp., 3.25%, 3/1/27(2)	200	219,037
Raytheon Technologies Corp., 4.50%, 6/1/42	100	124,679
Roper Technologies, Inc., 2.95%, 9/15/29	250	267,541
United Parcel Service, Inc., 6.20%, 1/15/38	250	370,327
		$ 4,432,899
Technology — 2.3%
Apple, Inc., 3.85%, 5/4/43	$1,100	$ 1,309,760
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	500	552,779
Broadcom, Inc., 3.419%, 4/15/33(1)	200	210,263
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	301,903
International Business Machines Corp., 3.625%, 2/12/24	100	107,794
Lam Research Corp., 3.75%, 3/15/26	325	364,126
NetApp, Inc., 3.25%, 12/15/22	100	102,778
Oracle Corp.:
2.65%, 7/15/26	150	158,402
3.60%, 4/1/50	400	411,407
		$ 3,519,212
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 308,298
Duke Energy Corp., 3.15%, 8/15/27	500	540,396
PacifiCorp, 4.10%, 2/1/42	100	117,665
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,180,003
		$ 2,146,362
Total Corporate Bonds (identified cost $38,363,661)		$ 42,687,123

7
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45	$500	$ 605,630
Province of Ontario Canada, 2.45%, 6/29/22	400	408,945
Province of Quebec Canada, 2.625%, 2/13/23	75	77,855
Total Sovereign Government Bonds (identified cost $972,430)		$ 1,092,430

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
New York, NY, 3.60%, 8/1/28	$1,000	$ 1,085,030
Total Taxable Municipal Obligations (identified cost $992,806)		$ 1,085,030

U.S. Government Agencies and Instrumentalities — 3.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 1,000,103
6.75%, 3/15/31	1,300	1,911,937
Federal National Mortgage Association:
0.50%, 4/14/25	1,000	994,375
0.75%, 10/8/27	350	341,546
0.875%, 8/5/30	850	805,492
2.00%, 1/5/22	400	403,937
2.125%, 4/24/26	300	317,935
Total U.S. Government Agencies and Instrumentalities (identified cost $5,527,991)		$ 5,775,325

U.S. Government Agency Mortgage-Backed Securities — 26.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2050	$3,433	$ 3,497,077
2.50%, with various maturities to 2051	3,345	3,479,343
3.00%, 1/1/43	480	509,748
3.50%, with various maturities to 2048	747	801,260
4.00%, with various maturities to 2048	527	566,786
4.50%, with various maturities to 2044	856	949,334
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.00%, with various maturities to 2040	$639	$ 729,594
6.00%, with various maturities to 2040	49	57,725
6.50%, 10/1/37	14	15,722
Federal National Mortgage Association:
1.50%, 9/1/35	793	803,063
2.00%, with various maturities to 2051	4,459	4,561,524
2.253%, (12 mo. USD LIBOR + 1.723%), 9/1/38(5)	148	154,627
2.50%, with various maturities to 2050	4,056	4,218,813
3.00%, with various maturities to 2051	5,251	5,556,892
3.50%, with various maturities to 2049	3,772	4,043,329
4.00%, with various maturities to 2047	2,002	2,174,562
4.50%, with various maturities to 2044	1,341	1,481,835
5.00%, with various maturities to 2034	73	82,922
5.50%, with various maturities to 2038	281	323,968
6.00%, with various maturities to 2038	285	335,927
6.50%, with various maturities to 2036	53	60,258
Government National Mortgage Association:
2.50%, with various maturities to 2051	3,375	3,499,445
3.00%, 3/20/51	582	610,045
4.00%, with various maturities to 2042	791	864,558
4.50%, 7/20/33	73	80,304
5.00%, with various maturities to 2039	320	363,171
5.50%, 7/20/34	40	44,973
6.00%, with various maturities to 2038	211	247,342
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $39,261,690)		$ 40,114,147

U.S. Treasury Obligations — 36.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$750	$ 645,469
1.375%, 8/15/50	1,000	843,320
1.875%, 2/15/51	225	214,805
2.25%, 8/15/49	650	673,562
2.50%, 2/15/45	1,000	1,082,266
3.00%, 5/15/47	1,000	1,189,414
3.125%, 11/15/41	1,000	1,192,422
3.125%, 8/15/44	1,600	1,920,687
3.125%, 5/15/48	750	914,912
3.75%, 11/15/43	1,045	1,372,052
3.875%, 8/15/40	500	657,578
4.375%, 5/15/41	700	983,691
6.25%, 8/15/23	1,000	1,126,875

8
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
8.00%, 11/15/21	$1,000	$ 1,029,629
U.S. Treasury Notes:
0.125%, 2/28/23	950	948,924
0.125%, 8/15/23	1,500	1,495,664
0.375%, 4/30/25	800	791,562
0.375%, 11/30/25	2,000	1,964,297
0.375%, 1/31/26	1,500	1,470,176
0.375%, 7/31/27	300	287,578
0.50%, 8/31/27	750	723,398
0.625%, 5/15/30	300	280,465
0.625%, 8/15/30	1,000	931,797
0.875%, 11/15/30	250	237,773
1.125%, 2/29/28	500	498,594
1.125%, 2/15/31	1,100	1,068,031
1.25%, 4/30/28	800	802,625
1.50%, 2/15/30	1,400	1,414,055
1.625%, 11/15/22	2,500	2,550,781
1.625%, 9/30/26	400	414,516
1.75%, 5/15/22	1,600	1,623,321
1.875%, 7/31/22	1,250	1,274,023
1.875%, 7/31/26	1,500	1,574,004
2.00%, 2/15/22	2,000	2,024,282
2.00%, 2/15/25	1,500	1,575,234
2.125%, 9/30/24	2,750	2,892,979
2.25%, 11/15/24	2,000	2,114,766
2.25%, 3/31/26	1,000	1,066,016
2.25%, 2/15/27	2,100	2,245,031
2.25%, 11/15/27	1,750	1,872,432
2.625%, 6/30/23	600	628,430
2.625%, 2/15/29	1,000	1,096,758
2.75%, 11/15/23	1,300	1,374,953
2.75%, 2/15/24	3,000	3,186,797
3.125%, 11/15/28	950	1,074,910
Total U.S. Treasury Obligations (identified cost $52,338,283)		$ 55,350,854

Short-Term Investments — 1.0%
Affiliated Fund — 0.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(6)	1,223,733	$ 1,223,733
Total Affiliated Fund (identified cost $1,223,733)		$ 1,223,733
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(7)	223,245	$ 223,245
Total Securities Lending Collateral (identified cost $223,245)		$ 223,245
Total Short-Term Investments (identified cost $1,446,978)		$ 1,446,978
Total Investments — 99.6% (identified cost $142,519,560)		$151,313,266
Other Assets, Less Liabilities — 0.4%		$ 633,054
Net Assets — 100.0%		$151,946,320

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $1,977,563 or 1.3% of the Fund's net assets.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $1,362,983.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2021.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(7)	Represents investment of cash collateral received in connection with securities lending.

9
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar
10
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $140,643,715) - including $1,362,983 of securities on loan	$ 149,383,932
Investments in securities of affiliated issuers, at value (identified cost $1,875,845)	1,929,334
Receivable for capital shares sold	194,748
Interest receivable	840,816
Dividends and interest receivable - affiliated	3,067
Securities lending income receivable	136
Receivable from affiliate	18,807
Directors' deferred compensation plan	32,509
Total assets	$152,403,349
Liabilities
Payable for capital shares redeemed	$ 72,583
Deposits for securities loaned	223,245
Payable to affiliates:
Investment advisory fee	24,756
Administrative fee	14,854
Distribution and service fees	956
Sub-transfer agency fee	97
Directors' deferred compensation plan	32,509
Accrued expenses	88,029
Total liabilities	$ 457,029
Net Assets	$151,946,320
Sources of Net Assets
Paid-in capital	$ 139,698,126
Distributable earnings	12,248,194
Total	$151,946,320
Class I Shares
Net Assets	$ 147,080,773
Shares Outstanding	2,575,138
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 57.12
Class F Shares
Net Assets	$ 4,865,547
Shares Outstanding	86,641
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 56.16
11
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income - affiliated issuers	$ 722
Interest income	1,741,813
Interest income - affiliated issuers	9,333
Securities lending income, net	593
Total investment income	$ 1,752,461
Expenses
Investment advisory fee	$ 146,725
Administrative fee	88,035
Distribution and service fees:
Class F	5,185
Directors' fees and expenses	3,459
Custodian fees	4,016
Transfer agency fees and expenses	58,183
Accounting fees	16,545
Professional fees	16,359
Reports to shareholders	12,596
Miscellaneous	8,309
Total expenses	$ 359,412
Waiver and/or reimbursement of expenses by affiliate	$ (119,370)
Net expenses	$ 240,042
Net investment income	$ 1,512,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 32,240
Investment securities - affiliated issuers	(165)
Net realized gain	$ 32,075
Change in unrealized appreciation (depreciation):
Investment securities	$ (3,946,998)
Investment securities - affiliated issuers	(7,796)
Net change in unrealized appreciation (depreciation)	$(3,954,794)
Net realized and unrealized loss	$(3,922,719)
Net decrease in net assets from operations	$(2,410,300)
12
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,512,419	$ 3,255,782
Net realized gain	32,075	824,160
Net change in unrealized appreciation (depreciation)	(3,954,794)	5,885,476
Net increase (decrease) in net assets from operations	$ (2,410,300)	$ 9,965,418
Distributions to shareholders:
Class I	$ —	$ (3,948,859)
Class F	—	(83,363)
Total distributions to shareholders	$ —	$ (4,032,222)
Capital share transactions:
Class I	$ 5,354,511	$ (1,964,583)
Class F	963,282	2,636,560
Net increase in net assets from capital share transactions	$ 6,317,793	$ 671,977
Net increase in net assets	$ 3,907,493	$ 6,605,173
Net Assets
At beginning of period	$ 148,038,827	$ 141,433,654
At end of period	$151,946,320	$148,038,827
13
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Financial Highlights

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 58.07	$ 55.68	$ 53.01	$ 54.93	$ 54.60	$ 54.84
Income (Loss) From Operations
Net investment income(1)	$ 0.58	$ 1.34	$ 1.50	$ 1.50	$ 1.44	$ 1.33
Net realized and unrealized gain (loss)	(1.53)	2.74	2.96	(1.73)	0.46	0.08
Total income (loss) from operations	$ (0.95)	$ 4.08	$ 4.46	$ (0.23)	$ 1.90	$ 1.41
Less Distributions
From net investment income	$ —	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.65)
Total distributions	$ —	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.65)
Net asset value — End of period	$ 57.12	$ 58.07	$ 55.68	$ 53.01	$ 54.93	$ 54.60
Total Return(2)	(1.63)% (3)	7.34%	8.41%	(0.37)%	3.49%	2.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,081	$144,073	$140,169	$139,729	$166,650	$166,414
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.48% (5)	0.47%	0.43%	0.44%	0.45%	0.54%
Net expenses	0.32% (5)	0.32%	0.32%	0.32%	0.32%	0.46%
Net investment income	2.07% (5)	2.30%	2.71%	2.81%	2.60%	2.34%
Portfolio Turnover	8% (3)	23%	10%	7%	14%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
14
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 57.17	$ 54.97	$ 52.48	$ 54.53	$ 54.36	$ 54.79
Income (Loss) From Operations
Net investment income(1)	$ 0.50	$ 1.15	$ 1.33	$ 1.36	$ 1.30	$ 1.19
Net realized and unrealized gain (loss)	(1.51)	2.74	2.95	(1.72)	0.44	0.09
Total income (loss) from operations	$ (1.01)	$ 3.89	$ 4.28	$ (0.36)	$ 1.74	$ 1.28
Less Distributions
From net investment income	$ —	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.71)
Total distributions	$ —	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.71)
Net asset value — End of period	$56.16	$57.17	$54.97	$52.48	$54.53	$54.36
Total Return(2)	(1.76)% (3)	7.09%	8.15%	(0.61)%	3.21%	2.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,866	$ 3,966	$ 1,265	$ 461	$ 495	$ 206
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.73% (5)	0.72%	0.68%	0.69%	1.21%	3.18%
Net expenses	0.57% (5)	0.57%	0.57%	0.57%	0.57%	0.71%
Net investment income	1.82% (5)	2.00%	2.42%	2.57%	2.37%	2.09%
Portfolio Turnover	8% (3)	23%	10%	7%	14%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
15
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 610,898	$ —	$ 610,898
Commercial Mortgage-Backed Securities	—	3,150,481	—	3,150,481
Corporate Bonds	—	42,687,123	—	42,687,123
Sovereign Government Bonds	—	1,092,430	—	1,092,430
Taxable Municipal Obligations	—	1,085,030	—	1,085,030
U.S. Government Agencies and Instrumentalities	—	5,775,325	—	5,775,325
U.S. Government Agency Mortgage-Backed Securities	—	40,114,147	—	40,114,147
U.S. Treasury Obligations	—	55,350,854	—	55,350,854
Short-Term Investments:
Affiliated Fund	—	1,223,733	—	1,223,733
Securities Lending Collateral	223,245	—	—	223,245
Total Investments	$223,245	$151,090,021	$ —	$151,313,266
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
17

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $146,725. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $119,370.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $88,035.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $5,185 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $251 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $57,731, of which $45,473 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $15,218.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $2,570,705 and $1,812,448, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $16,804,842 and $9,472,138, respectively.
18

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $1,396,047 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $609,940 are short-term and $786,107 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$142,835,981
Gross unrealized appreciation	$ 9,113,013
Gross unrealized depreciation	(635,728)
Net unrealized appreciation	$ 8,477,285
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan, including accrued interest, was $1,377,113 and the total value of collateral received was $1,405,032, comprised of cash of $223,245 and U.S. government and/or agencies securities of $1,181,787.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$223,245	$ —	$ —	$ —	$223,245
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
19

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
8  Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $1,929,334, which represents 1.3% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Morgan Stanley:
4.10%, 5/22/23(1)	$ —	$ —	$ —	$ —	$ (5,720)	$ 532,534	$ 6,833	$ 500,000
5.00%, 11/24/25(1)	—	—	—	—	(2,076)	173,067	2,500	150,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,886,432	16,197,148	(16,859,682)	(165)	—	1,223,733	722	1,223,733
Totals				$(165)	$(7,796)	$1,929,334	$10,055

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	219,712	$12,491,818	408,172	$ 23,805,010
Reinvestment of distributions	—	—	68,450	3,948,859
Shares redeemed	(125,390)	(7,137,307)	(513,240)	(29,718,452)
Net increase (decrease)	94,322	$ 5,354,511	(36,618)	$ (1,964,583)
Class F
Shares sold	21,446	$ 1,197,064	51,993	$ 2,958,722
Reinvestment of distributions	—	—	1,467	83,363
Shares redeemed	(4,167)	(233,782)	(7,104)	(405,525)
Net increase	17,279	$ 963,282	46,356	$ 2,636,560
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 80.1% of the value of the outstanding shares of the Fund.
20

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
11  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
21

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP Investment Grade Bond Index Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	2,288,382.929	79,129.545	153,969.182	0
Proposal 2	2,286,510.821	79,692.168	155,278.667	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.
22

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24232     6.30.21

Calvert
VP Nasdaq 100 Index Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP Nasdaq 100 Index Portfolio

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	13.05%	43.62%	27.59%	20.82%
Class F at NAV	10/30/2015	04/27/2000	12.91	43.26	27.27	20.64

NASDAQ-100 ® Index	—	—	13.34%	44.36%	28.22%	21.51%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.60%	0.85%
Net	0.48	0.73
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)
Apple, Inc.	10.6%
Microsoft Corp.	9.5
Amazon.com, Inc.	8.0
Facebook, Inc., Class A	3.9
Alphabet, Inc., Class C	3.7
Tesla, Inc.	3.7
NVIDIA Corp.	3.5
Alphabet, Inc., Class A	3.4
PayPal Holdings, Inc.	2.4
Adobe, Inc.	2.0
Total	50.7%

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	NASDAQ–100® Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,130.50	$2.54 **	0.48%
Class F	$1,000.00	$1,129.10	$3.85 **	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41 **	0.48%
Class F	$1,000.00	$1,021.18	$3.66 **	0.73%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Automobiles — 3.7%
Tesla, Inc.(1)	16,710	$ 11,357,787
		$ 11,357,787
Beverages — 2.1%
Keurig Dr Pepper, Inc.	30,232	$ 1,065,375
Monster Beverage Corp.(1)	11,274	1,029,880
PepsiCo, Inc.	29,470	4,366,570
		$ 6,461,825
Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc.(1)	4,714	$ 866,009
Amgen, Inc.	12,255	2,987,156
Biogen, Inc.(1)	3,197	1,107,025
Gilead Sciences, Inc.	26,751	1,842,074
Incyte Corp.(1)	4,691	394,654
Moderna, Inc.(1)	8,564	2,012,369
Regeneron Pharmaceuticals, Inc.(1)	2,233	1,247,220
Seagen, Inc.(1)	3,871	611,153
Vertex Pharmaceuticals, Inc.(1)	5,521	1,113,199
		$ 12,180,859
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,241	$ 856,062
Copart, Inc.(1)	5,046	665,214
		$ 1,521,276
Communications Equipment — 1.6%
Cisco Systems, Inc.	89,887	$ 4,764,011
		$ 4,764,011
Electric Utilities — 0.8%
American Electric Power Co., Inc.	10,659	$ 901,645
Exelon Corp.	20,843	923,553
Xcel Energy, Inc.	11,480	756,303
		$ 2,581,501
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	2,970	$ 518,711
		$ 518,711
Entertainment — 2.7%
Activision Blizzard, Inc.	16,573	$ 1,581,727
Electronic Arts, Inc.	6,104	877,938
NetEase, Inc. ADR	6,427	740,712
Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(1)	9,458	$ 4,995,810
		$ 8,196,187
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	9,439	$ 3,734,729
Walgreens Boots Alliance, Inc.	18,437	969,971
		$ 4,704,700
Food Products — 1.0%
Kraft Heinz Co. (The)	26,089	$ 1,063,910
Mondelez International, Inc., Class A	29,962	1,870,827
		$ 2,934,737
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.(1)	1,688	$ 1,031,368
DexCom, Inc.(1)	2,063	880,901
IDEXX Laboratories, Inc.(1)	1,819	1,148,789
Intuitive Surgical, Inc.(1)	2,526	2,323,011
		$ 5,384,069
Health Care Technology — 0.2%
Cerner Corp.	6,369	$ 497,801
		$ 497,801
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.(1)	876	$ 1,916,767
Marriott International, Inc., Class A(1)	6,946	948,268
Starbucks Corp.	25,133	2,810,121
		$ 5,675,156
Interactive Media & Services — 11.7%
Alphabet, Inc., Class A(1)	4,215	$ 10,292,145
Alphabet, Inc., Class C(1)	4,536	11,368,668
Baidu, Inc. ADR(1)	5,527	1,126,955
Facebook, Inc., Class A(1)	33,585	11,677,840
Match Group, Inc.(1)	5,765	929,606
		$ 35,395,214
Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.(1)	7,069	$ 24,318,491
eBay, Inc.	14,531	1,020,222
JD.com, Inc. ADR(1)	17,188	1,371,774
MercadoLibre, Inc.(1)	1,063	1,655,931
Pinduoduo, Inc. ADR(1)	8,070	1,025,051
Trip.com Group, Ltd. ADR(1)	11,237	398,464
		$ 29,789,933

6
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 4.4%
Automatic Data Processing, Inc.	9,076	$ 1,802,675
Cognizant Technology Solutions Corp., Class A	11,249	779,106
Fiserv, Inc.(1)	14,222	1,520,190
Okta, Inc.(1)	2,667	652,561
Paychex, Inc.	7,686	824,708
PayPal Holdings, Inc.(1)	25,056	7,303,323
VeriSign, Inc.(1)	2,402	546,911
		$ 13,429,474
Leisure Products — 0.2%
Peloton Interactive, Inc., Class A(1)	5,732	$ 710,883
		$ 710,883
Life Sciences Tools & Services — 0.5%
Illumina, Inc.(1)	3,114	$ 1,473,576
		$ 1,473,576
Machinery — 0.2%
PACCAR, Inc.	7,405	$ 660,896
		$ 660,896
Media — 3.1%
Charter Communications, Inc., Class A(1)	4,024	$ 2,903,115
Comcast Corp., Class A	97,793	5,576,157
Fox Corp., Class A	7,012	260,355
Fox Corp., Class B	5,356	188,531
Sirius XM Holdings, Inc.(2)	86,748	567,332
		$ 9,495,490
Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	4,886	$ 486,157
		$ 486,157
Professional Services — 0.2%
Verisk Analytics, Inc.	3,457	$ 604,007
		$ 604,007
Road & Rail — 0.5%
CSX Corp.	48,465	$ 1,554,757
		$ 1,554,757
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(1)	25,916	$ 2,434,290
Analog Devices, Inc.	7,867	1,354,383
Applied Materials, Inc.	19,495	2,776,088
ASML Holding NV-NY Shares	1,695	1,170,974
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	8,709	$ 4,152,799
Intel Corp.	86,129	4,835,282
KLA Corp.	3,269	1,059,842
Lam Research Corp.	3,042	1,979,429
Marvell Technology, Inc.	17,475	1,019,317
Maxim Integrated Products, Inc.	5,724	603,081
Microchip Technology, Inc.	5,834	873,583
Micron Technology, Inc.(1)	23,919	2,032,637
NVIDIA Corp.	13,288	10,631,729
NXP Semiconductors NV	5,882	1,210,045
QUALCOMM, Inc.	24,060	3,438,896
Skyworks Solutions, Inc.	3,521	675,152
Texas Instruments, Inc.	19,698	3,787,925
Xilinx, Inc.	5,244	758,492
		$ 44,793,944
Software — 15.5%
Adobe, Inc.(1)	10,196	$ 5,971,185
ANSYS, Inc.(1)	1,859	645,184
Atlassian Corp. PLC, Class A(1)	2,886	741,298
Autodesk, Inc.(1)	4,694	1,370,179
Cadence Design Systems, Inc.(1)	5,935	812,027
Check Point Software Technologies, Ltd.(1)	2,913	338,287
DocuSign, Inc.(1)	4,150	1,160,215
Intuit, Inc.	5,828	2,856,711
Microsoft Corp.	105,568	28,598,371
Splunk, Inc.(1)	3,496	505,452
Synopsys, Inc.(1)	3,254	897,421
Workday, Inc., Class A(1)	4,031	962,361
Zoom Video Communications, Inc., Class A(1)	5,040	1,950,631
		$ 46,809,322
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.(1)	1,488	$ 842,520
Ross Stores, Inc.	7,606	943,144
		$ 1,785,664
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.	233,906	$ 32,035,766
		$ 32,035,766
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,669	$ 974,105
		$ 974,105

7
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,253	$ 637,156
		$ 637,156
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(1)	26,595	$ 3,851,754
		$ 3,851,754
Total Common Stocks (identified cost $75,453,805)		$291,266,718

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Invesco QQQ TM Trust, Series 1(2)	15,000	$ 5,316,450
Total Exchange-Traded Funds (identified cost $4,262,970)		$ 5,316,450

Short-Term Investments — 2.2%
Affiliated Fund — 1.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(3)	5,575,922	$ 5,575,922
Total Affiliated Fund (identified cost $5,576,013)		$ 5,575,922
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(4)	579,690	$ 579,690
Total Securities Lending Collateral (identified cost $579,690)		$ 579,690

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(5)	$500	$ 499,835
Total U.S. Treasury Obligations (identified cost $499,777)		$ 499,835
Total Short-Term Investments (identified cost $6,655,480)		$ 6,655,447
Total Investments — 100.2% (identified cost $86,372,255)		$303,238,615

Other Assets, Less Liabilities — (0.2)%	$ (638,568)
Net Assets — 100.0%	$ 302,600,047

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $5,764,688.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	21	Long	9/17/21	$6,110,580	$ 181,734
					$181,734

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $80,796,242) - including $5,764,688 of securities on loan	$ 297,662,693
Investments in securities of affiliated issuers, at value (identified cost $5,576,013)	5,575,922
Cash	21,210
Receivable for capital shares sold	168,912
Dividends receivable	44,700
Dividends receivable - affiliated	359
Securities lending income receivable	1,003
Receivable from affiliate	25,484
Directors' deferred compensation plan	34,406
Total assets	$303,534,689
Liabilities
Payable for variation margin on open futures contracts	$ 5,842
Payable for capital shares redeemed	50,940
Deposits for securities loaned	579,690
Payable to affiliates:
Investment advisory fee	71,795
Administrative fee	28,718
Distribution and service fees	7,368
Sub-transfer agency fee	35
Directors' deferred compensation plan	34,406
Accrued expenses	155,848
Total liabilities	$ 934,642
Net Assets	$302,600,047
Sources of Net Assets
Paid-in capital	$ 66,898,401
Distributable earnings	235,701,646
Total	$302,600,047
Class I Shares
Net Assets	$ 264,383,979
Shares Outstanding	1,906,406
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 138.68
Class F Shares
Net Assets	$ 38,216,068
Shares Outstanding	280,065
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 136.45
9
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $1,438)	$ 965,307
Dividend income - affiliated issuers	3,053
Interest income	244
Securities lending income, net	3,905
Total investment income	$ 972,509
Expenses
Investment advisory fee	$ 409,921
Administrative fee	163,968
Distribution and service fees:
Class F	37,671
Directors' fees and expenses	5,236
Custodian fees	5,867
Transfer agency fees and expenses	124,708
Accounting fees	30,819
Professional fees	15,720
Reports to shareholders	21,001
Miscellaneous	45,308
Total expenses	$ 860,219
Waiver and/or reimbursement of expenses by affiliate	$ (166,512)
Net expenses	$ 693,707
Net investment income	$ 278,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 247,935
Investment securities - affiliated issuers	(652)
Futures contracts	651,943
Net realized gain	$ 899,226
Change in unrealized appreciation (depreciation):
Investment securities	$ 33,392,792
Investment securities - affiliated issuers	(91)
Futures contracts	99,029
Net change in unrealized appreciation (depreciation)	$33,491,730
Net realized and unrealized gain	$34,390,956
Net increase in net assets from operations	$34,669,758
10
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 278,802	$ 850,237
Net realized gain	899,226	16,703,660
Net change in unrealized appreciation (depreciation)	33,491,730	66,966,820
Net increase in net assets from operations	$ 34,669,758	$ 84,520,717
Distributions to shareholders:
Class I	$ —	$ (8,059,877)
Class F	—	(560,943)
Total distributions to shareholders	$ —	$ (8,620,820)
Capital share transactions:
Class I	$ (3,998,524)	$ (9,761,792)
Class F	11,119,539	12,791,990
Net increase in net assets from capital share transactions	$ 7,121,015	$ 3,030,198
Net increase in net assets	$ 41,790,773	$ 78,930,095
Net Assets
At beginning of period	$ 260,809,274	$ 181,879,179
At end of period	$302,600,047	$260,809,274
11
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Financial Highlights

	Class I
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 122.67	$ 86.05	$ 63.98	$ 65.60	$ 50.26	$ 48.91
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.42	$ 0.44	$ 0.41	$ 0.40	$ 0.34
Net realized and unrealized gain (loss)	15.86	40.48	24.00	(0.46)	15.82	2.91
Total income (loss) from operations	$ 16.01	$ 40.90	$ 24.44	$ (0.05)	$ 16.22	$ 3.25
Less Distributions
From net investment income	$ —	$ (0.49)	$ (0.41)	$ (0.40)	$ (0.30)	$ (0.26)
From net realized gain	—	(3.79)	(1.96)	(1.17)	(0.58)	(1.64)
Total distributions	$ —	$ (4.28)	$ (2.37)	$ (1.57)	$ (0.88)	$ (1.90)
Net asset value — End of period	$ 138.68	$ 122.67	$ 86.05	$ 63.98	$ 65.60	$ 50.26
Total Return(2)	13.05% (3)	48.22%	38.77%	(0.47)%	32.35%	6.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,384	$237,710	$176,210	$130,777	$133,473	$104,449
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60% (5)	0.60%	0.59%	0.60%	0.60%	0.66%
Net expenses	0.48% (5)	0.48%	0.48%	0.48%	0.48%	0.64%
Net investment income	0.23% (5)	0.42%	0.58%	0.58%	0.67%	0.69%
Portfolio Turnover	1% (3)	12%	8%	7%	3%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 120.85	$ 85.03	$ 63.40	$ 65.18	$ 50.07	$ 48.91
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.01)	$ 0.16	$ 0.25	$ 0.23	$ 0.23	$ 0.18
Net realized and unrealized gain (loss)	15.61	39.94	23.75	(0.44)	15.76	2.93
Total income (loss) from operations	$ 15.60	$ 40.10	$24.00	$ (0.21)	$15.99	$ 3.11
Less Distributions
From net investment income	$ —	$ (0.49)	$ (0.41)	$ (0.40)	$ (0.30)	$ (0.31)
From net realized gain	—	(3.79)	(1.96)	(1.17)	(0.58)	(1.64)
Total distributions	$ —	$ (4.28)	$ (2.37)	$ (1.57)	$ (0.88)	$ (1.95)
Net asset value — End of period	$136.45	$120.85	$85.03	$63.40	$65.18	$50.07
Total Return(2)	12.91% (3)	47.86%	38.44%	(0.72)%	32.01%	6.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 38,216	$ 23,099	$ 5,669	$ 1,770	$ 1,942	$ 1,088
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.85% (5)	0.85%	0.84%	0.84%	1.01%	1.48%
Net expenses	0.73% (5)	0.73%	0.73%	0.73%	0.73%	0.94%
Net investment income (loss)	(0.01)% (5)	0.16%	0.32%	0.33%	0.39%	0.36%
Portfolio Turnover	1% (3)	12%	8%	7%	3%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
14

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 291,266,718(1)	$ —	$ —	$ 291,266,718
Exchange-Traded Funds	5,316,450	—	—	5,316,450
Short-Term Investments:
Affiliated Fund	—	5,575,922	—	5,575,922
Securities Lending Collateral	579,690	—	—	579,690
U.S. Treasury Obligations	—	499,835	—	499,835
Total Investments	$297,162,858	$6,075,757	$ —	$303,238,615
Futures Contracts	$ 181,734	$ —	$ —	$ 181,734
Total	$297,344,592	$6,075,757	$ —	$303,420,349

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
15

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $409,921. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $166,512.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $163,968.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $37,671 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $271 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
16

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $124,437, of which $35,270 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $11,927.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,238,783 and $3,322,646, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 86,394,180
Gross unrealized appreciation	$ 218,435,607
Gross unrealized depreciation	(1,409,438)
Net unrealized appreciation	$217,026,169
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$181,734 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 651,943	$ 99,029
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2021 was approximately $6,328,000.
17

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $5,764,688 and the total value of collateral received was $5,912,483, comprised of cash of $579,690 and U.S. government and/or agencies securities of $5,332,793.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$579,690	$ —	$ —	$ —	$579,690
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
9  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $5,575,922, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,815,779	$15,672,539	$(16,911,653)	$(652)	$(91)	$5,575,922	$3,053	5,575,922
18

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	88,927	$ 11,360,634	216,656	$ 21,431,435
Reinvestment of distributions	—	—	75,024	8,059,877
Shares redeemed	(120,302)	(15,359,158)	(401,664)	(39,253,104)
Net decrease	(31,375)	$ (3,998,524)	(109,984)	$ (9,761,792)
Class F
Shares sold	98,810	$ 12,328,098	132,617	$ 13,596,528
Reinvestment of distributions	—	—	5,297	560,943
Shares redeemed	(9,883)	(1,208,559)	(13,448)	(1,365,481)
Net increase	88,927	$ 11,119,539	124,466	$ 12,791,990
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 30.8% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 43.6%.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
19

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
20

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP Nasdaq 100 Index Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	1,940,571.456	34,674.552	117,320.956	0
Proposal 2	1,897,296.378	45,271.720	149,998.866	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
21

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
22

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
23

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24230     6.30.21

Calvert
VP S&P 500® Index Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP S&P 500® Index Portfolio

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	15.15%	40.53%	17.29%	14.44%

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%

% Total Annual Operating Expense Ratios[3]
Gross	0.43%
Net	0.28
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	5.7%
Microsoft Corp.	5.4
Amazon.com, Inc.	3.9
Facebook, Inc., Class A	2.2
Alphabet, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9
SPDR S&P 500 ETF Trust	1.4
Berkshire Hathaway, Inc., Class B	1.4
Tesla, Inc.	1.4
NVIDIA Corp.	1.3
Total	26.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
	$1,000.00	$1,151.50	$1.49 **	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.41	$1.40 **	0.28%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)	7,509	$ 1,798,856
General Dynamics Corp.	3,127	588,689
Howmet Aerospace, Inc.(1)	5,401	186,172
Huntington Ingalls Industries, Inc.	562	118,442
L3Harris Technologies, Inc.	2,845	614,947
Lockheed Martin Corp.	3,341	1,264,067
Northrop Grumman Corp.	2,045	743,214
Raytheon Technologies Corp.	20,697	1,765,661
Teledyne Technologies, Inc.(1)	634	265,538
Textron, Inc.	3,141	216,007
TransDigm Group, Inc.(1)	750	485,468
		$ 8,047,061
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,852	$ 173,477
Expeditors International of Washington, Inc.	2,344	296,750
FedEx Corp.	3,375	1,006,864
United Parcel Service, Inc., Class B	9,881	2,054,952
		$ 3,532,043
Airlines — 0.3%
Alaska Air Group, Inc.(1)	1,813	$ 109,342
American Airlines Group, Inc.(1)	8,946	189,745
Delta Air Lines, Inc.(1)	8,832	382,072
Southwest Airlines Co.(1)	8,175	434,011
United Airlines Holdings, Inc.(1)	4,451	232,743
		$ 1,347,913
Auto Components — 0.1%
Aptiv PLC(1)	3,737	$ 587,942
BorgWarner, Inc.	3,308	160,571
		$ 748,513
Automobiles — 1.7%
Ford Motor Co.(1)	54,082	$ 803,659
General Motors Co.(1)	17,548	1,038,315
Tesla, Inc.(1)	10,586	7,195,304
		$ 9,037,278
Banks — 4.1%
Bank of America Corp.	103,014	$ 4,247,267
Citigroup, Inc.	28,237	1,997,768
Citizens Financial Group, Inc.	5,818	266,872
Comerica, Inc.	1,907	136,045
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	9,617	$ 367,658
First Republic Bank	2,404	449,957
Huntington Bancshares, Inc.	20,528	292,934
JPMorgan Chase & Co.	41,531	6,459,732
KeyCorp	13,258	273,778
M&T Bank Corp.	1,842	267,661
People's United Financial, Inc.	6,514	111,650
PNC Financial Services Group, Inc. (The)	5,868	1,119,380
Regions Financial Corp.	13,132	265,004
SVB Financial Group(1)	754	419,548
Truist Financial Corp.	18,371	1,019,590
U.S. Bancorp	18,518	1,054,970
Wells Fargo & Co.	56,467	2,557,390
Zions Bancorp NA	2,238	118,301
		$ 21,425,505
Beverages — 1.4%
Brown-Forman Corp., Class B	2,656	$ 199,041
Coca-Cola Co. (The)	53,010	2,868,371
Constellation Brands, Inc., Class A	2,353	550,343
Molson Coors Beverage Co., Class B(1)	2,573	138,144
Monster Beverage Corp.(1)	5,116	467,347
PepsiCo, Inc.	18,874	2,796,560
		$ 7,019,806
Biotechnology — 1.7%
AbbVie, Inc.	24,127	$ 2,717,665
Alexion Pharmaceuticals, Inc.(1)	3,043	559,030
Amgen, Inc.	7,849	1,913,194
Biogen, Inc.(1)	2,057	712,277
Gilead Sciences, Inc.	17,133	1,179,778
Incyte Corp.(1)	2,708	227,824
Regeneron Pharmaceuticals, Inc.(1)	1,430	798,712
Vertex Pharmaceuticals, Inc.(1)	3,598	725,465
		$ 8,833,945
Building Products — 0.5%
A.O. Smith Corp.	1,837	$ 132,374
Allegion PLC	1,256	174,961
Carrier Global Corp.	11,309	549,617
Fortune Brands Home & Security, Inc.	1,933	192,546
Johnson Controls International PLC	9,968	684,104
Masco Corp.	3,559	209,661
Trane Technologies PLC	3,300	607,662
		$ 2,550,925

6
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.9%
Ameriprise Financial, Inc.	1,616	$ 402,190
Bank of New York Mellon Corp. (The)	11,166	572,034
BlackRock, Inc.	1,938	1,695,692
Cboe Global Markets, Inc.	1,484	176,670
Charles Schwab Corp. (The)	20,489	1,491,804
CME Group, Inc.	4,968	1,056,594
Franklin Resources, Inc.	3,777	120,826
Goldman Sachs Group, Inc. (The)	4,648	1,764,056
Intercontinental Exchange, Inc.	7,774	922,774
Invesco, Ltd.	5,436	145,304
MarketAxess Holdings, Inc.	519	240,603
Moody's Corp.	2,227	806,998
Morgan Stanley(2)	20,333	1,864,333
MSCI, Inc.	1,143	609,311
Nasdaq, Inc.	1,596	280,577
Northern Trust Corp.	2,843	328,708
Raymond James Financial, Inc.	1,696	220,310
S&P Global, Inc.	3,291	1,350,791
State Street Corp.	4,869	400,621
T. Rowe Price Group, Inc.	3,155	624,595
		$ 15,074,791
Chemicals — 1.7%
Air Products & Chemicals, Inc.	3,062	$ 880,876
Albemarle Corp.	1,594	268,525
Celanese Corp.	1,539	233,312
CF Industries Holdings, Inc.	2,962	152,395
Corteva, Inc.	10,297	456,672
Dow, Inc.	10,313	652,607
DuPont de Nemours, Inc.	7,269	562,693
Eastman Chemical Co.	1,880	219,490
Ecolab, Inc.	3,442	708,949
FMC Corp.	1,790	193,678
International Flavors & Fragrances, Inc.	3,442	514,235
Linde PLC	7,106	2,054,345
LyondellBasell Industries NV, Class A	3,561	366,320
Mosaic Co. (The)	4,721	150,647
PPG Industries, Inc.	3,279	556,676
Sherwin-Williams Co. (The)	3,270	890,911
		$ 8,862,331
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,221	$ 466,422
Copart, Inc.(1)	2,844	374,924
Republic Services, Inc.	2,876	316,389
Rollins, Inc.	3,334	114,023
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	5,388	$ 754,913
		$ 2,026,671
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	751	$ 272,095
Cisco Systems, Inc.	57,568	3,051,104
F5 Networks, Inc.(1)	853	159,221
Juniper Networks, Inc.	4,542	124,224
Motorola Solutions, Inc.	2,339	507,212
		$ 4,113,856
Construction & Engineering — 0.0%(3)
Quanta Services, Inc.	1,915	$ 173,442
		$ 173,442
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	852	$ 299,742
Vulcan Materials Co.	1,812	315,415
		$ 615,157
Consumer Finance — 0.6%
American Express Co.	8,889	$ 1,468,729
Capital One Financial Corp.	6,168	954,128
Discover Financial Services	4,244	502,023
Synchrony Financial	7,389	358,514
		$ 3,283,394
Containers & Packaging — 0.3%
Amcor PLC	21,062	$ 241,370
Avery Dennison Corp.	1,149	241,566
Ball Corp.	4,538	367,669
International Paper Co.	5,351	328,070
Packaging Corp. of America	1,312	177,671
Sealed Air Corp.	2,076	123,003
WestRock Co.	3,635	193,455
		$ 1,672,804
Distributors — 0.1%
Genuine Parts Co.	1,998	$ 252,687
LKQ Corp.(1)	3,862	190,088
Pool Corp.	557	255,473
		$ 698,248
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	25,996	$ 7,224,808
		$ 7,224,808

7
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	97,536	$ 2,807,086
Lumen Technologies, Inc.	14,367	195,248
Verizon Communications, Inc.	56,880	3,186,986
		$ 6,189,320
Electric Utilities — 1.5%
Alliant Energy Corp.	3,417	$ 190,532
American Electric Power Co., Inc.	6,873	581,387
Duke Energy Corp.	10,508	1,037,350
Edison International	5,183	299,681
Entergy Corp.	2,775	276,667
Evergy, Inc.	3,141	189,810
Eversource Energy	4,747	380,899
Exelon Corp.	13,512	598,717
FirstEnergy Corp.	7,518	279,745
NextEra Energy, Inc.	26,794	1,963,464
NRG Energy, Inc.	3,343	134,723
Pinnacle West Capital Corp.	1,540	126,234
PPL Corp.	10,511	293,993
Southern Co. (The)	14,623	884,838
Xcel Energy, Inc.	7,352	484,350
		$ 7,722,390
Electrical Equipment — 0.6%
AMETEK, Inc.	3,191	$ 425,998
Eaton Corp. PLC	5,509	816,324
Emerson Electric Co.	8,304	799,177
Generac Holdings, Inc.(1)	870	361,181
Rockwell Automation, Inc.	1,608	459,920
		$ 2,862,600
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	8,292	$ 567,256
CDW Corp.	1,915	334,455
Corning, Inc.	10,634	434,931
IPG Photonics Corp.(1)	547	115,291
Keysight Technologies, Inc.(1)	2,517	388,650
TE Connectivity, Ltd.	4,579	619,126
Trimble, Inc.(1)	3,428	280,513
Zebra Technologies Corp., Class A(1)	731	387,057
		$ 3,127,279
Energy Equipment & Services — 0.2%
Baker Hughes Co.	10,065	$ 230,187
Halliburton Co.	12,154	281,000
NOV, Inc.(1)	5,692	87,201
Security	Shares	Value
Energy Equipment & Services (continued)
Schlumberger NV	19,351	$ 619,426
		$ 1,217,814
Entertainment — 1.9%
Activision Blizzard, Inc.	10,722	$ 1,023,308
Electronic Arts, Inc.	3,981	572,587
Live Nation Entertainment, Inc.(1)	1,974	172,903
Netflix, Inc.(1)	6,057	3,199,368
Take-Two Interactive Software, Inc.(1)	1,633	289,074
Walt Disney Co. (The)(1)	24,903	4,377,200
		$ 9,634,440
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	1,874	$ 340,956
American Tower Corp.	6,211	1,677,839
AvalonBay Communities, Inc.	1,931	402,980
Boston Properties, Inc.	1,962	224,826
Crown Castle International Corp.	5,969	1,164,552
Digital Realty Trust, Inc.	3,847	578,820
Duke Realty Corp.	5,122	242,527
Equinix, Inc.	1,236	992,014
Equity Residential	4,862	374,374
Essex Property Trust, Inc.	899	269,709
Extra Space Storage, Inc.	1,880	307,982
Federal Realty Investment Trust	971	113,772
Healthpeak Properties, Inc.	7,455	248,177
Host Hotels & Resorts, Inc.(1)	10,149	173,446
Iron Mountain, Inc.	3,944	166,910
Kimco Realty Corp.	6,223	129,749
Mid-America Apartment Communities, Inc.	1,564	263,409
Prologis, Inc.	10,106	1,207,970
Public Storage	2,105	632,952
Realty Income Corp.	5,107	340,841
Regency Centers Corp.	2,158	138,263
SBA Communications Corp.	1,513	482,193
Simon Property Group, Inc.	4,546	593,162
UDR, Inc.	4,285	209,879
Ventas, Inc.	5,125	292,637
Vornado Realty Trust	2,404	112,195
Welltower, Inc.	5,776	479,986
Weyerhaeuser Co.	10,235	352,289
		$ 12,514,409
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	6,039	$ 2,389,451
Kroger Co. (The)	10,537	403,673

8
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	7,064	$ 549,226
Walgreens Boots Alliance, Inc.	9,925	522,154
Walmart, Inc.	18,757	2,645,112
		$ 6,509,616
Food Products — 0.9%
Archer-Daniels-Midland Co.	7,728	$ 468,317
Campbell Soup Co.	2,841	129,521
Conagra Brands, Inc.	6,762	246,001
General Mills, Inc.	8,462	515,590
Hershey Co. (The)	2,028	353,237
Hormel Foods Corp.	4,045	193,149
JM Smucker Co. (The)	1,517	196,558
Kellogg Co.	3,442	221,424
Kraft Heinz Co. (The)	8,856	361,148
Lamb Weston Holdings, Inc.	2,129	171,725
McCormick & Co., Inc.	3,402	300,464
Mondelez International, Inc., Class A	19,189	1,198,161
Tyson Foods, Inc., Class A	4,175	307,948
		$ 4,663,243
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,785	$ 171,556
		$ 171,556
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	24,272	$ 2,813,853
ABIOMED, Inc.(1)	657	205,056
Align Technology, Inc.(1)	997	609,167
Baxter International, Inc.	6,990	562,695
Becton, Dickinson and Co.	4,021	977,867
Boston Scientific Corp.(1)	19,613	838,652
Cooper Cos., Inc. (The)	706	279,767
Danaher Corp.	8,672	2,327,218
DENTSPLY SIRONA, Inc.	3,032	191,804
DexCom, Inc.(1)	1,331	568,337
Edwards Lifesciences Corp.(1)	8,492	879,516
Hologic, Inc.(1)	3,500	233,520
IDEXX Laboratories, Inc.(1)	1,182	746,492
Intuitive Surgical, Inc.(1)	1,629	1,498,094
Medtronic PLC	18,379	2,281,385
ResMed, Inc.	1,988	490,082
STERIS PLC	1,356	279,743
Stryker Corp.	4,530	1,176,577
Teleflex, Inc.	638	256,342
West Pharmaceutical Services, Inc.	1,008	361,973
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	2,877	$ 462,679
		$ 18,040,819
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	2,040	$ 233,560
Anthem, Inc.	3,345	1,277,121
Cardinal Health, Inc.	3,964	226,305
Centene Corp.(1)	8,049	587,013
Cigna Corp.	4,688	1,111,384
CVS Health Corp.	18,148	1,514,269
DaVita, Inc.(1)	957	115,251
HCA Healthcare, Inc.	3,590	742,197
Henry Schein, Inc.(1)	1,922	142,593
Humana, Inc.	1,783	789,370
Laboratory Corp. of America Holdings(1)	1,334	367,984
McKesson Corp.	2,200	420,728
Quest Diagnostics, Inc.	1,847	243,749
UnitedHealth Group, Inc.	12,932	5,178,490
Universal Health Services, Inc., Class B	1,065	155,948
		$ 13,105,962
Health Care Technology — 0.1%
Cerner Corp.	4,116	$ 321,707
		$ 321,707
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.(1)	567	$ 1,240,647
Caesars Entertainment, Inc.(1)	2,882	299,007
Carnival Corp.(1)	10,821	285,242
Chipotle Mexican Grill, Inc.(1)	389	603,082
Darden Restaurants, Inc.	1,787	260,884
Domino's Pizza, Inc.	530	247,240
Expedia Group, Inc.(1)	1,930	315,960
Hilton Worldwide Holdings, Inc.(1)	3,842	463,422
Las Vegas Sands Corp.(1)	4,722	248,802
Marriott International, Inc., Class A(1)	3,682	502,667
McDonald's Corp.	10,193	2,354,481
MGM Resorts International	5,684	242,423
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	154,108
Penn National Gaming, Inc.(1)(4)	2,057	157,340
Royal Caribbean Cruises, Ltd.(1)	3,030	258,398
Starbucks Corp.	16,096	1,799,694
Wynn Resorts, Ltd.(1)	1,413	172,810
Yum! Brands, Inc.	4,153	477,720
		$ 10,083,927

9
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.4%
D.R. Horton, Inc.	4,580	$ 413,895
Garmin, Ltd.	2,068	299,116
Leggett & Platt, Inc.	1,820	94,294
Lennar Corp., Class A	3,799	377,431
Mohawk Industries, Inc.(1)	816	156,827
Newell Brands, Inc.	5,171	142,047
NVR, Inc.(1)	49	243,692
PulteGroup, Inc.	3,613	197,161
Whirlpool Corp.	869	189,459
		$ 2,113,922
Household Products — 1.3%
Church & Dwight Co., Inc.	3,392	$ 289,066
Clorox Co. (The)	1,699	305,667
Colgate-Palmolive Co.	11,556	940,081
Kimberly-Clark Corp.	4,678	625,823
Procter & Gamble Co. (The)	33,529	4,524,068
		$ 6,684,705
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	9,101	$ 237,263
		$ 237,263
Industrial Conglomerates — 1.1%
3M Co.	7,919	$ 1,572,951
General Electric Co.	119,920	1,614,123
Honeywell International, Inc.	9,488	2,081,193
Roper Technologies, Inc.	1,452	682,730
		$ 5,950,997
Insurance — 1.8%
Aflac, Inc.	8,863	$ 475,589
Allstate Corp. (The)	4,192	546,804
American International Group, Inc.	11,968	569,677
Aon PLC, Class A	3,127	746,603
Arthur J. Gallagher & Co.	2,798	391,944
Assurant, Inc.	863	134,783
Chubb, Ltd.	6,143	976,368
Cincinnati Financial Corp.	2,075	241,987
Everest Re Group, Ltd.	548	138,101
Globe Life, Inc.	1,401	133,445
Hartford Financial Services Group, Inc. (The)	4,948	306,628
Lincoln National Corp.	2,497	156,911
Loews Corp.	3,141	171,656
Marsh & McLennan Cos., Inc.	7,033	989,402
MetLife, Inc.	10,165	608,375
Security	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	3,509	$ 221,734
Progressive Corp. (The)	8,106	796,090
Prudential Financial, Inc.	5,494	562,970
Travelers Cos., Inc. (The)	3,491	522,638
Unum Group	3,122	88,665
Willis Towers Watson PLC	1,785	410,586
WR Berkley Corp.	1,914	142,459
		$ 9,333,415
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(1)	4,121	$ 10,062,617
Alphabet, Inc., Class C(1)	3,909	9,797,205
Facebook, Inc., Class A(1)	32,910	11,443,136
Twitter, Inc.(1)	11,046	760,075
		$ 32,063,033
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(1)	5,887	$ 20,252,222
eBay, Inc.	8,946	628,099
Etsy, Inc.(1)	1,736	357,338
		$ 21,237,659
IT Services — 5.0%
Accenture PLC, Class A	8,683	$ 2,559,662
Akamai Technologies, Inc.(1)	2,259	263,399
Automatic Data Processing, Inc.	5,813	1,154,578
Broadridge Financial Solutions, Inc.	1,586	256,187
Cognizant Technology Solutions Corp., Class A	7,343	508,576
DXC Technology Co.(1)	3,481	135,550
Fidelity National Information Services, Inc.	8,471	1,200,087
Fiserv, Inc.(1)	8,136	869,657
FleetCor Technologies, Inc.(1)	1,139	291,652
Gartner, Inc.(1)	1,228	297,422
Global Payments, Inc.	4,086	766,288
International Business Machines Corp.	12,206	1,789,278
Jack Henry & Associates, Inc.	1,053	172,176
Mastercard, Inc., Class A	12,020	4,388,382
Paychex, Inc.	4,442	476,627
PayPal Holdings, Inc.(1)	16,137	4,703,613
VeriSign, Inc.(1)	1,354	308,292
Visa, Inc., Class A	23,182	5,420,415
Western Union Co. (The)	5,687	130,630
		$ 25,692,471

10
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,748	$ 165,221
		$ 165,221
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	4,217	$ 623,315
Bio-Rad Laboratories, Inc., Class A(1)	313	201,663
Charles River Laboratories International, Inc.(1)	700	258,944
Illumina, Inc.(1)	2,019	955,411
IQVIA Holdings, Inc.(1)	2,647	641,421
Mettler-Toledo International, Inc.(1)	324	448,850
PerkinElmer, Inc.	1,531	236,402
Thermo Fisher Scientific, Inc.	5,369	2,708,499
Waters Corp.(1)	881	304,482
		$ 6,378,987
Machinery — 1.6%
Caterpillar, Inc.	7,547	$ 1,642,454
Cummins, Inc.	2,048	499,323
Deere & Co.	4,261	1,502,897
Dover Corp.	1,988	299,393
Fortive Corp.	4,624	322,478
IDEX Corp.	1,050	231,053
Illinois Tool Works, Inc.	3,988	891,557
Ingersoll Rand, Inc.(1)	5,100	248,931
Otis Worldwide Corp.	5,642	461,346
PACCAR, Inc.	4,801	428,489
Parker-Hannifin Corp.	1,786	548,498
Pentair PLC	2,420	163,326
Snap-on, Inc.	750	167,573
Stanley Black & Decker, Inc.	2,275	466,352
Westinghouse Air Brake Technologies Corp.	2,457	202,211
Xylem, Inc.	2,496	299,420
		$ 8,375,301
Media — 1.3%
Charter Communications, Inc., Class A(1)	1,881	$ 1,357,047
Comcast Corp., Class A	62,986	3,591,462
Discovery, Inc., Class A(1)	2,457	75,381
Discovery, Inc., Class C(1)	4,009	116,181
DISH Network Corp., Class A(1)	3,394	141,869
Fox Corp., Class A	4,627	171,801
Fox Corp., Class B	2,402	84,550
Interpublic Group of Cos., Inc. (The)	5,374	174,601
News Corp., Class A	5,344	137,715
News Corp., Class B	2,023	49,260
Omnicom Group, Inc.	3,092	247,329
Security	Shares	Value
Media (continued)
ViacomCBS, Inc., Class B	8,174	$ 369,465
		$ 6,516,661
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	20,185	$ 749,065
Newmont Corp.	11,076	701,997
Nucor Corp.	4,125	395,711
		$ 1,846,773
Multiline Retail — 0.5%
Dollar General Corp.	3,227	$ 698,291
Dollar Tree, Inc.(1)	3,169	315,315
Target Corp.	6,758	1,633,679
		$ 2,647,285
Multi-Utilities — 0.7%
Ameren Corp.	3,597	$ 287,904
CenterPoint Energy, Inc.	7,634	187,186
CMS Energy Corp.	4,166	246,127
Consolidated Edison, Inc.	4,683	335,865
Dominion Energy, Inc.	11,150	820,305
DTE Energy Co.	2,646	342,922
NiSource, Inc.	5,358	131,271
Public Service Enterprise Group, Inc.	6,990	417,582
Sempra Energy	4,387	581,190
WEC Energy Group, Inc.	4,365	388,267
		$ 3,738,619
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	5,270	$ 113,990
Cabot Oil & Gas Corp.	5,460	95,332
Chevron Corp.	26,402	2,765,345
ConocoPhillips	18,434	1,122,631
Devon Energy Corp.	8,137	237,519
Diamondback Energy, Inc.	2,420	227,214
EOG Resources, Inc.	8,076	673,861
Exxon Mobil Corp.	57,832	3,648,043
Hess Corp.	3,781	330,157
Kinder Morgan, Inc.	26,943	491,171
Marathon Oil Corp.	10,767	146,647
Marathon Petroleum Corp.	9,013	544,565
Occidental Petroleum Corp.	11,898	372,050
ONEOK, Inc.	6,158	342,631
Phillips 66	6,045	518,782
Pioneer Natural Resources Co.	3,166	514,538
Valero Energy Corp.	5,654	441,464

11
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	16,798	$ 445,987
		$ 13,031,927
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,168	$ 1,007,677
		$ 1,007,677
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	30,517	$ 2,039,146
Catalent, Inc.(1)	2,327	251,595
Eli Lilly & Co.	10,874	2,495,800
Johnson & Johnson	36,075	5,942,996
Merck & Co., Inc.	34,589	2,689,987
Organon & Co.(1)	3,526	106,697
Perrigo Co. PLC	1,824	83,630
Pfizer, Inc.	76,467	2,994,448
Viatris, Inc.	16,511	235,942
Zoetis, Inc.	6,486	1,208,731
		$ 18,048,972
Professional Services — 0.4%
Equifax, Inc.	1,663	$ 398,305
IHS Markit, Ltd.	5,159	581,213
Jacobs Engineering Group, Inc.	1,800	240,156
Leidos Holdings, Inc.	1,946	196,741
Nielsen Holdings PLC	4,897	120,809
Robert Half International, Inc.	1,669	148,491
Verisk Analytics, Inc.	2,253	393,644
		$ 2,079,359
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,644	$ 398,130
		$ 398,130
Road & Rail — 0.9%
CSX Corp.	31,038	$ 995,699
J.B. Hunt Transport Services, Inc.	1,201	195,703
Kansas City Southern	1,267	359,030
Norfolk Southern Corp.	3,418	907,171
Old Dominion Freight Line, Inc.	1,299	329,686
Union Pacific Corp.	9,075	1,995,865
		$ 4,783,154
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	16,598	$ 1,559,050
Analog Devices, Inc.	5,105	878,877
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	12,536	$ 1,785,126
Broadcom, Inc.	5,578	2,659,813
Enphase Energy, Inc.(1)	1,860	341,552
Intel Corp.	55,161	3,096,739
KLA Corp.	2,132	691,216
Lam Research Corp.	1,948	1,267,564
Maxim Integrated Products, Inc.	3,666	386,250
Microchip Technology, Inc.	3,696	553,439
Micron Technology, Inc.(1)	15,482	1,315,660
Monolithic Power Systems, Inc.	620	231,539
NVIDIA Corp.	8,555	6,844,855
NXP Semiconductors NV	3,834	788,730
Qorvo, Inc.(1)	1,538	300,910
QUALCOMM, Inc.	15,409	2,202,408
Skyworks Solutions, Inc.	2,282	437,573
Teradyne, Inc.	2,357	315,744
Texas Instruments, Inc.	12,616	2,426,057
Xilinx, Inc.	3,401	491,921
		$ 28,575,023
Software — 8.5%
Adobe, Inc.(1)	6,565	$ 3,844,727
ANSYS, Inc.(1)	1,191	413,348
Autodesk, Inc.(1)	3,043	888,252
Cadence Design Systems, Inc.(1)	3,861	528,262
Citrix Systems, Inc.	1,702	199,594
Fortinet, Inc.(1)	1,852	441,128
Intuit, Inc.	3,733	1,829,805
Microsoft Corp.	103,443	28,022,709
NortonLifeLock, Inc.	7,922	215,637
Oracle Corp.	24,816	1,931,677
Paycom Software, Inc.(1)	671	243,888
PTC, Inc.(1)	1,470	207,652
salesforce.com, inc.(1)	12,650	3,090,015
ServiceNow, Inc.(1)	2,714	1,491,479
Synopsys, Inc.(1)	2,109	581,641
Tyler Technologies, Inc.(1)	587	265,541
		$ 44,195,355
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	894	$ 183,395
AutoZone, Inc.(1)	295	440,205
Best Buy Co., Inc.	3,045	350,114
CarMax, Inc.(1)	2,249	290,458
Gap, Inc. (The)	3,143	105,762
Home Depot, Inc. (The)	14,575	4,647,822

12
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
L Brands, Inc.	3,233	$ 232,970
Lowe's Cos., Inc.	9,656	1,872,974
O'Reilly Automotive, Inc.(1)	972	550,356
Ross Stores, Inc.	4,927	610,948
TJX Cos., Inc. (The)	16,616	1,120,251
Tractor Supply Co.	1,574	292,859
Ulta Beauty, Inc.(1)	748	258,636
		$ 10,956,750
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	215,439	$ 29,506,525
Hewlett Packard Enterprise Co.	18,725	273,011
HP, Inc.	16,410	495,418
NetApp, Inc.	3,171	259,451
Seagate Technology Holdings PLC	2,780	244,445
Western Digital Corp.(1)	4,186	297,918
		$ 31,076,768
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	5,429	$ 101,359
NIKE, Inc., Class B	17,417	2,690,752
PVH Corp.(1)	1,085	116,735
Ralph Lauren Corp.	671	79,050
Tapestry, Inc.(1)	3,845	167,181
Under Armour, Inc., Class A(1)	2,891	61,145
Under Armour, Inc., Class C(1)	2,684	49,842
VF Corp.	4,393	360,402
		$ 3,626,466
Tobacco — 0.6%
Altria Group, Inc.	25,281	$ 1,205,398
Philip Morris International, Inc.	21,290	2,110,052
		$ 3,315,450
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,949	$ 413,348
United Rentals, Inc.(1)	1,024	326,666
W.W. Grainger, Inc.	609	266,742
		$ 1,006,756
Water Utilities — 0.1%
American Water Works Co., Inc.	2,479	$ 382,088
		$ 382,088
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	8,084	$ 1,170,806
		$ 1,170,806
Total Common Stocks (identified cost $162,281,023)		$499,090,566

Exchange-Traded Funds — 1.4%

Security	Shares	Value
SPDR S&P 500 ETF Trust	17,000	$ 7,277,020
Total Exchange-Traded Funds (identified cost $6,601,030)		$ 7,277,020

Short-Term Investments — 2.5%
Affiliated Fund — 2.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(5)	12,057,442	$ 12,057,442
Total Affiliated Fund (identified cost $12,057,541)		$ 12,057,442
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(6)	$1,000	$ 999,669
Total U.S. Treasury Obligations (identified cost $999,554)		$ 999,669
Total Short-Term Investments (identified cost $13,057,095)		$ 13,057,111
Total Investments — 100.0% (identified cost $181,939,148)		$519,424,697
Other Assets, Less Liabilities — (0.0)%(3)		$ (142,715)
Net Assets — 100.0%		$ 519,281,982

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021 (see Note 9).
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $155,734.

13
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	62	Long	9/17/21	$13,294,660	$ 305,975
					$305,975
14
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $169,414,503) - including $155,734 of securities on loan	$ 505,502,922
Investments in securities of affiliated issuers, at value (identified cost $12,524,645)	13,921,775
Receivable for variation margin on open futures contracts	20,489
Cash	5,010
Receivable for capital shares sold	172,144
Dividends receivable	316,436
Dividends receivable - affiliated	377
Securities lending income receivable	389
Receivable from affiliate	76,418
Directors' deferred compensation plan	101,432
Total assets	$520,117,392
Liabilities
Payable for investments purchased	$ 18,174
Payable for capital shares redeemed	343,720
Payable to affiliates:
Investment advisory fee	75,963
Administrative fee	50,642
Sub-transfer agency fee	176
Directors' deferred compensation plan	101,432
Accrued expenses	245,303
Total liabilities	$ 835,410
Net Assets	$519,281,982
Sources of Net Assets
Paid-in capital	$ 133,024,031
Distributable earnings	386,257,951
Total	$519,281,982

Net Assets	$ 519,281,982
Shares Outstanding	2,717,105
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 191.12
15
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $323)	$ 3,485,429
Dividend income - affiliated issuers	10,540
Interest income	488
Securities lending income, net	11,241
Total investment income	$ 3,507,698
Expenses
Investment advisory fee	$ 443,460
Administrative fee	295,640
Directors' fees and expenses	10,785
Custodian fees	11,384
Transfer agency fees and expenses	189,269
Accounting fees	55,888
Professional fees	26,396
Reports to shareholders	25,438
Miscellaneous	37,289
Total expenses	$ 1,095,549
Waiver and/or reimbursement of expenses by affiliate	$ (405,422)
Net expenses	$ 690,127
Net investment income	$ 2,817,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 16,251,034
Investment securities - affiliated issuers	6,774
Futures contracts	1,423,375
Net realized gain	$17,681,183
Change in unrealized appreciation (depreciation):
Investment securities	$ 49,111,363
Investment securities - affiliated issuers	301,247
Futures contracts	137,795
Net change in unrealized appreciation (depreciation)	$49,550,405
Net realized and unrealized gain	$67,231,588
Net increase in net assets from operations	$70,049,159
16
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,817,571	$ 6,836,974
Net realized gain	17,681,183	25,229,331
Net change in unrealized appreciation (depreciation)	49,550,405	42,267,475
Net increase in net assets from operations	$ 70,049,159	$ 74,333,780
Distributions to shareholders	$ —	$ (21,497,256)
Net decrease in net assets from capital share transactions	$ (30,819,034)	$ (31,986,452)
Net increase in net assets	$ 39,230,125	$ 20,850,072
Net Assets
At beginning of period	$ 480,051,857	$ 459,201,785
At end of period	$519,281,982	$480,051,857
17
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 165.98	$ 147.79	$ 123.19	$ 141.18	$ 122.44	$ 112.07
Income (Loss) From Operations
Net investment income(1)	$ 1.01	$ 2.31	$ 2.43	$ 2.39	$ 2.30	$ 2.14
Net realized and unrealized gain (loss)	24.13	23.51	34.42	(7.33)	23.60	10.84
Total income (loss) from operations	$ 25.14	$ 25.82	$ 36.85	$ (4.94)	$ 25.90	$ 12.98
Less Distributions
From net investment income	$ —	$ (2.57)	$ (2.63)	$ (2.84)	$ (1.99)	$ (1.48)
From net realized gain	—	(5.06)	(9.62)	(10.21)	(5.17)	(1.13)
Total distributions	$ —	$ (7.63)	$ (12.25)	$ (13.05)	$ (7.16)	$ (2.61)
Net asset value — End of period	$ 191.12	$ 165.98	$ 147.79	$ 123.19	$ 141.18	$ 122.44
Total Return(2)	15.15% (3)	18.11%	31.16%	(4.74)%	21.46%	11.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$519,282	$480,052	$459,202	$391,342	$515,105	$481,681
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44% (5)	0.43%	0.38%	0.39%	0.40%	0.48%
Net expenses	0.28% (5)	0.28%	0.28%	0.28%	0.28%	0.40%
Net investment income	1.14% (5)	1.58%	1.72%	1.68%	1.72%	1.84%
Portfolio Turnover	4% (3)	10%	6%	7%	5%	6% (6)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	During the year ended December 31, 2016, the Fund incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.
18
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
19

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 499,090,566(1)	$ —	$ —	$ 499,090,566
Exchange-Traded Funds	7,277,020	—	—	7,277,020
Short-Term Investments:
Affiliated Fund	—	12,057,442	—	12,057,442
U.S. Treasury Obligations	—	999,669	—	999,669
Total Investments	$506,367,586	$13,057,111	$ —	$519,424,697
Futures Contracts	$ 305,975	$ —	$ —	$ 305,975
Total	$506,673,561	$13,057,111	$ —	$519,730,672

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
20

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $443,460. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $405,422.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $295,640.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $351 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $188,681, of which $165,666 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $56,637.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $18,292,850 and $44,860,150, respectively.
21

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$185,169,199
Gross unrealized appreciation	$ 338,270,535
Gross unrealized depreciation	(3,709,062)
Net unrealized appreciation	$334,561,473
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$305,975 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,423,375	$ 137,795
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2021 was approximately $9,944,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $155,734 and the total value of collateral received was $158,528, comprised of U.S. government and/or agencies securities.
22

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
9  Affiliated Issuers and Funds
At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $13,921,775, which represents 2.7% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Morgan Stanley(1)	$ —	$ 19,755	$ (108,885)	$ 7,868	$ 301,346	$ 1,864,333	$ 7,269	20,333
Short-Term Investments
Calvert Cash Reserves Fund, LLC	11,649,985	34,827,737	(34,419,087)	(1,094)	(99)	12,057,442	3,271	12,057,442
Totals				$ 6,774	$301,247	$13,921,775	$10,540

(1)	Affiliated issuer as of March 1, 2021.
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	49,032	$ 8,786,681	146,187	$ 20,566,726
Reinvestment of distributions	—	—	145,242	21,497,256
Shares redeemed	(224,175)	(39,605,715)	(506,311)	(74,050,434)
Net decrease	(175,143)	$(30,819,034)	(214,882)	$(31,986,452)
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 88.4% of the value of the outstanding shares of the Fund.
23

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
24

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP S&P 500® Index Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	2,630,268.871	24,612.166	181,776.922	0
Proposal 2	2,630,005.192	28,804.816	177,847.951	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
25

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Calvert
VP S&P 500® Index Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24222     6.30.21

Calvert
VP Volatility Managed Moderate Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP Volatility Managed Moderate Portfolio

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Performance

Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	5.65%	15.33%	7.14%	5.80%

S&P Global LargeMidCap Managed Risk Index - Conservative	—	—	5.35%	15.14%	7.72%	5.93%
S&P 500® Daily Risk Control 7.5% Index	—	—	7.07	14.06	9.64	7.54
Moderate Portfolio Blended Benchmark	—	—	5.76	18.22	9.25	7.78

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.98%
Net	0.88
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
iShares Core U.S. Aggregate Bond ETF	23.0%
Vanguard Total Bond Market ETF	22.9
Vanguard S&P 500 ETF	21.1
Vanguard FTSE Developed Markets ETF	9.1
iShares S&P 500 Growth ETF	5.9
iShares S&P 500 Value ETF	4.2
Vanguard REIT ETF	2.1
iShares Russell 2000 ETF	2.1
Vanguard FTSE Emerging Markets ETF	1.6
iShares Core S&P Mid-Cap ETF	1.0
Total	93.0%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Conservative is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 50% allocation to the underlying bond index. The index dynamically allocates between the underlying equity and bond indices and cash, has a risk management overlay that seeks to limit the index volatility to 8%, and includes a synthetic put position to reduce downside risk. S&P 500® Daily Risk Control 7.5% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 7.5%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index – Conservative because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

4

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,056.50	$4.13 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 93.0%

Security	Shares	Value
Equity Exchange-Traded Funds — 47.1%
iShares Core S&P Mid-Cap ETF	4,000	$ 1,074,920
iShares Russell 2000 ETF	10,000	2,293,700
iShares S&P 500 Growth ETF(1)	91,000	6,618,430
iShares S&P 500 Value ETF(1)	32,000	4,724,480
Vanguard FTSE Developed Markets ETF	197,000	10,149,440
Vanguard FTSE Emerging Markets ETF(1)	32,000	1,737,920
Vanguard REIT ETF(1)	23,000	2,341,170
Vanguard S&P 500 ETF(1)	60,000	23,611,200
		$ 52,551,260
Fixed-Income Exchange-Traded Funds — 45.9%
iShares Core U.S. Aggregate Bond ETF	223,000	$ 25,718,590
Vanguard Total Bond Market ETF	298,000	25,595,220
		$ 51,313,810
Total Exchange-Traded Funds (identified cost $78,093,794)		$103,865,070

Short-Term Investments — 9.4%
Affiliated Fund — 6.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	7,339,247	$ 7,339,247
Total Affiliated Fund (identified cost $7,339,614)		$ 7,339,247
Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(3)	3,211,918	$ 3,211,918
Total Securities Lending Collateral (identified cost $3,211,918)		$ 3,211,918
Total Short-Term Investments (identified cost $10,551,532)		$ 10,551,165
Total Investments — 102.4% (identified cost $88,645,326)		$114,416,235
Other Assets, Less Liabilities — (2.4)%		$ (2,679,380)
Net Assets — 100.0%		$ 111,736,855

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $25,284,573.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	31	Long	9/17/21	$6,647,330	$ 82,241
E-mini S&P MidCap 400 Index	6	Long	9/17/21	1,615,440	(22,279)
MSCI EAFE Index	22	Long	9/17/21	2,534,510	(73,484)
					$(13,522)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $81,305,712) - including $25,284,573 of securities on loan	$ 107,076,988
Investments in securities of affiliated issuers, at value (identified cost $7,339,614)	7,339,247
Deposits at broker for futures contracts	608,000
Receivable for capital shares sold	16,164
Dividends receivable	79,974
Dividends receivable - affiliated	406
Securities lending income receivable	1,674
Receivable from affiliate	765
Directors' deferred compensation plan	24,999
Total assets	$115,148,217
Liabilities
Payable for variation margin on open futures contracts	$ 7,798
Payable for capital shares redeemed	34,936
Deposits for securities loaned	3,211,918
Payable to affiliates:
Investment advisory fee	36,683
Administrative fee	11,005
Distribution and service fees	22,927
Sub-transfer agency fee	21
Directors' deferred compensation plan	24,999
Accrued expenses	61,075
Total liabilities	$ 3,411,362
Net Assets	$111,736,855
Sources of Net Assets
Paid-in capital	$ 84,799,386
Distributable earnings	26,937,469
Total	$111,736,855
Class F Shares
Net Assets	$ 111,736,855
Shares Outstanding	5,537,774
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 20.18
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income	$ 802,421
Dividend income - affiliated issuers	3,259
Securities lending income, net	5,324
Total investment income	$ 811,004
Expenses
Investment advisory fee	$ 218,916
Administrative fee	65,675
Distribution and service fees	136,822
Directors' fees and expenses	2,526
Custodian fees	10,706
Transfer agency fees and expenses	40,668
Accounting fees	12,372
Professional fees	14,778
Reports to shareholders	5,766
Miscellaneous	5,383
Total expenses	$ 513,612
Waiver and/or reimbursement of expenses by affiliate	$ (70,179)
Net expenses	$ 443,433
Net investment income	$ 367,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 2,034,869
Investment securities - affiliated issuers	(337)
Futures contracts	(2,427)
Capital gains distributions received	16,073
Net realized gain	$2,048,178
Change in unrealized appreciation (depreciation):
Investment securities	$ 3,705,199
Investment securities - affiliated issuers	(275)
Futures contracts	(23,911)
Net change in unrealized appreciation (depreciation)	$3,681,013
Net realized and unrealized gain	$5,729,191
Net increase in net assets from operations	$6,096,762
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 367,571	$ 1,144,171
Net realized gain (loss)	2,048,178	(1,859,323)
Net change in unrealized appreciation (depreciation)	3,681,013	5,887,684
Net increase in net assets from operations	$ 6,096,762	$ 5,172,532
Distributions to shareholders	$ —	$ (4,029,212)
Net decrease in net assets from capital share transactions	$ (3,565,869)	$ (2,068,280)
Net increase (decrease) in net assets	$ 2,530,893	$ (924,960)
Net Assets
At beginning of period	$ 109,205,962	$ 110,130,922
At end of period	$111,736,855	$109,205,962
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Financial Highlights

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 19.10	$ 18.86	$ 16.49	$ 18.18	$ 16.52	$ 15.50
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.20	$ 0.29	$ 0.27	$ 0.23	$ 0.24
Net realized and unrealized gain (loss)	1.01	0.77	2.49	(1.26)	1.77	0.78
Total income (loss) from operations	$ 1.08	$ 0.97	$ 2.78	$ (0.99)	$ 2.00	$ 1.02
Less Distributions
From net investment income	$ —	$ (0.32)	$ (0.28)	$ (0.25)	$ (0.23)	$ —(2)
From net realized gain	—	(0.41)	(0.13)	(0.45)	(0.11)	— (2)
Total distributions	$ —	$ (0.73)	$ (0.41)	$ (0.70)	$ (0.34)	$ —(2)
Net asset value — End of period	$ 20.18	$ 19.10	$ 18.86	$ 16.49	$ 18.18	$ 16.52
Total Return(3)	5.65% (4)	5.28%	17.02%	(5.73)%	12.16%	6.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111,737	$109,206	$110,131	$103,205	$118,478	$110,067
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.94% (7)	0.93%	0.90%	0.89%	0.89%	0.90%
Net expenses	0.81% (7)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.67% (7)	1.10%	1.63%	1.51%	1.33%	1.48%
Portfolio Turnover	5% (4)	15%	6%	11%	9%	10%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 103,865,070	$ —	$ —	$ 103,865,070
Short-Term Investments:
Affiliated Fund	—	7,339,247	—	7,339,247
Securities Lending Collateral	3,211,918	—	—	3,211,918
Total Investments	$107,076,988	$7,339,247	$ —	$114,416,235
Futures Contracts	$ 82,241	$ —	$ —	$ 82,241
Total	$107,159,229	$7,339,247	$ —	$114,498,476
Liability Description
Futures Contracts	$ (95,763)	$ —	$ —	$ (95,763)
Total	$ (95,763)	$ —	$ —	$ (95,763)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and Cash Reserves Fund are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $218,916. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $70,179.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $65,675.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $136,822 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $69 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $40,534, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $14,326.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,822,015 and $8,132,263, respectively.
14

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $1,665,973 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $1,653,280 are short-term and $12,693 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$89,356,168
Gross unrealized appreciation	$ 25,060,434
Gross unrealized depreciation	(13,889)
Net unrealized appreciation	$25,046,545
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$82,241 (1)	$(95,763) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (2,427)	$ (23,911)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2021 was approximately $4,036,000 and $271,000, respectively.
15

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $25,284,573 and the total value of collateral received was $25,856,621, comprised of cash of $3,211,918 and U.S. government and/or agencies securities of $22,644,703.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$3,211,918	$ —	$ —	$ —	$3,211,918
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
9  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $7,339,247, which represents 6.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$7,832,540	$7,408,067	$(7,900,748)	$(337)	$(275)	$7,339,247	$3,259	7,339,247
16

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class F
Shares sold	66,132	$ 1,282,683	296,537	$ 5,492,757
Reinvestment of distributions	—	—	222,855	4,029,212
Shares redeemed	(247,441)	(4,848,552)	(638,983)	(11,590,249)
Net decrease	(181,309)	$(3,565,869)	(119,591)	$ (2,068,280)
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
17

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP Volatility Managed Moderate Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	5,211,275.041	41,361.970	399,692.388	0
Proposal 2	5,228,179.540	39,528.226	384,621.634	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.
18

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
19

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
20

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

21

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

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24234     6.30.21

Calvert
VP Volatility Managed Moderate Growth Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP Volatility Managed Moderate Growth Portfolio

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Performance

Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	8.00%	19.36%	8.08%	6.31%

S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	—	—	6.73%	18.20%	8.69%	6.49%
S&P 500® Daily Risk Control 10% Index	—	—	9.52	18.70	12.34	9.67
Moderate Growth Portfolio Blended Benchmark	—	—	8.14	24.49	11.14	9.26

% Total Annual Operating Expense Ratios[3]	Class F
Gross	1.01%
Net	0.89
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard S&P 500 ETF	23.3%
iShares Core U.S. Aggregate Bond ETF	18.5
Vanguard Total Bond Market ETF	12.3
Vanguard FTSE Developed Markets ETF	12.0
iShares S&P 500 Growth ETF	10.0
iShares S&P 500 Value ETF	7.9
Vanguard REIT ETF	3.1
iShares Russell 2000 ETF	2.5
Vanguard FTSE Emerging Markets ETF	1.8
iShares Core S&P Mid-Cap ETF	1.5
Total	92.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index-Moderate Conservative is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 40% allocation to the underlying bond index. The index dynamically allocates between the underlying equity and bond indices and cash, has a risk management overlay that seeks to limit the index volatility to 10%, and includes a synthetic put position to reduce downside risk. S&P 500® Daily Risk Control 10% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 10%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index - Moderate Conservative because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

4

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,080.00	$4.18 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 92.9%

Security	Shares	Value
Equity Exchange-Traded Funds — 62.1%
iShares Core S&P Mid-Cap ETF	5,000	$ 1,343,650
iShares Russell 2000 ETF(1)	10,000	2,293,700
iShares S&P 500 Growth ETF(1)	123,000	8,945,790
iShares S&P 500 Value ETF	48,000	7,086,720
Vanguard FTSE Developed Markets ETF	209,000	10,767,680
Vanguard FTSE Emerging Markets ETF(1)	30,000	1,629,300
Vanguard REIT ETF(1)	27,000	2,748,330
Vanguard S&P 500 ETF	53,000	20,856,560
		$55,671,730
Fixed-Income Exchange-Traded Funds — 30.8%
iShares Core U.S. Aggregate Bond ETF	144,000	$ 16,607,520
Vanguard Total Bond Market ETF	128,000	10,993,920
		$27,601,440
Total Exchange-Traded Funds (identified cost $58,088,435)		$83,273,170

Short-Term Investments — 9.8%
Affiliated Fund — 6.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	5,941,048	$ 5,941,048
Total Affiliated Fund (identified cost $5,941,151)		$ 5,941,048
Securities Lending Collateral — 3.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(3)	2,906,118	$ 2,906,118
Total Securities Lending Collateral (identified cost $2,906,118)		$ 2,906,118
Total Short-Term Investments (identified cost $8,847,269)		$ 8,847,166
Total Investments — 102.7% (identified cost $66,935,704)		$92,120,336
Other Assets, Less Liabilities — (2.7)%		$ (2,461,738)
Net Assets — 100.0%		$ 89,658,598

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $11,877,668.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	24	Long	9/17/21	$5,146,320	$ 64,291
E-mini S&P MidCap 400 Index	5	Long	9/17/21	1,346,200	(19,392)
MSCI EAFE Index	17	Long	9/17/21	1,958,485	(54,886)
					$ (9,987)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $60,994,553) - including $11,877,668 of securities on loan	$ 86,179,288
Investments in securities of affiliated issuers, at value (identified cost $5,941,151)	5,941,048
Deposits at broker for futures contracts	476,000
Receivable for capital shares sold	9,508
Dividends receivable	70,644
Dividends receivable - affiliated	314
Securities lending income receivable	1,528
Receivable from affiliate	9,916
Directors' deferred compensation plan	20,245
Total assets	$92,708,491
Liabilities
Payable for variation margin on open futures contracts	$ 5,954
Payable for capital shares redeemed	1,959
Deposits for securities loaned	2,906,118
Payable to affiliates:
Investment advisory fee	29,391
Administrative fee	8,817
Distribution and service fees	18,369
Sub-transfer agency fee	21
Directors' deferred compensation plan	20,245
Accrued expenses	59,019
Total liabilities	$ 3,049,893
Net Assets	$89,658,598
Sources of Net Assets
Paid-in capital	$ 63,985,479
Distributable earnings	25,673,119
Total	$89,658,598
Class F Shares
Net Assets	$ 89,658,598
Shares Outstanding	4,153,665
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.59
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income	$ 636,864
Dividend income - affiliated issuers	2,565
Securities lending income, net	5,456
Total investment income	$ 644,885
Expenses
Investment advisory fee	$ 175,128
Administrative fee	52,538
Distribution and service fees	109,455
Directors' fees and expenses	2,009
Custodian fees	15,512
Transfer agency fees and expenses	32,729
Accounting fees	9,868
Professional fees	13,782
Reports to shareholders	6,043
Miscellaneous	4,865
Total expenses	$ 421,929
Waiver and/or reimbursement of expenses by affiliate	$ (67,161)
Net expenses	$ 354,768
Net investment income	$ 290,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 2,549,063
Investment securities - affiliated issuers	(426)
Futures contracts	(217,469)
Capital gains distributions received	6,622
Net realized gain	$2,337,790
Change in unrealized appreciation (depreciation):
Investment securities	$ 4,147,151
Investment securities - affiliated issuers	(103)
Futures contracts	(11,141)
Net change in unrealized appreciation (depreciation)	$4,135,907
Net realized and unrealized gain	$6,473,697
Net increase in net assets from operations	$6,763,814
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 290,117	$ 875,070
Net realized gain (loss)	2,337,790	(2,790,191)
Net change in unrealized appreciation (depreciation)	4,135,907	4,833,581
Net increase in net assets from operations	$ 6,763,814	$ 2,918,460
Distributions to shareholders	$ —	$ (2,255,372)
Net decrease in net assets from capital share transactions	$ (3,461,121)	$ (3,487,916)
Net increase (decrease) in net assets	$ 3,302,693	$ (2,824,828)
Net Assets
At beginning of period	$ 86,355,905	$ 89,180,733
At end of period	$89,658,598	$86,355,905
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Financial Highlights

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 19.99	$ 19.81	$ 17.18	$ 18.90	$ 16.69	$ 15.65
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.20	$ 0.29	$ 0.26	$ 0.23	$ 0.24
Net realized and unrealized gain (loss)	1.53	0.51	2.86	(1.49)	2.19	0.82
Total income (loss) from operations	$ 1.60	$ 0.71	$ 3.15	$ (1.23)	$ 2.42	$ 1.06
Less Distributions
From net investment income	$ —	$ (0.31)	$ (0.28)	$ (0.23)	$ (0.21)	$ (0.02)
From net realized gain	—	(0.22)	(0.24)	(0.26)	—	—
Total distributions	$ —	$ (0.53)	$ (0.52)	$ (0.49)	$ (0.21)	$ (0.02)
Net asset value — End of period	$ 21.59	$ 19.99	$ 19.81	$ 17.18	$ 18.90	$ 16.69
Total Return(2)	8.00% (3)	3.82%	18.56%	(6.69)%	14.55%	6.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,659	$86,356	$89,181	$83,345	$94,689	$81,859
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.96% (6)	0.95%	0.91%	0.89%	0.91%	0.94%
Net expenses	0.81% (6)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.66% (6)	1.06%	1.56%	1.40%	1.29%	1.49%
Portfolio Turnover	5% (3)	16%	7%	14%	8%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 83,273,170	$ —	$ —	$ 83,273,170
Short-Term Investments:
Affiliated Fund	—	5,941,048	—	5,941,048
Securities Lending Collateral	2,906,118	—	—	2,906,118
Total Investments	$86,179,288	$5,941,048	$ —	$92,120,336
Futures Contracts	$ 64,291	$ —	$ —	$ 64,291
Total	$86,243,579	$5,941,048	$ —	$92,184,627
Liability Description
Futures Contracts	$ (74,278)	$ —	$ —	$ (74,278)
Total	$ (74,278)	$ —	$ —	$ (74,278)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and Cash Reserves Fund are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $175,128. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $67,161.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $52,538.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $109,455 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $69 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $32,595, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $11,648.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,487,244 and $8,738,398, respectively.
14

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $2,538,890 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $2,107,068 are short-term and $431,822 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$67,402,212
Gross unrealized appreciation	$ 24,718,227
Gross unrealized depreciation	(10,090)
Net unrealized appreciation	$24,708,137
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$64,291 (1)	$(74,278) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (217,469)	$ (11,141)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2021 was approximately $1,924,000 and $755,000, respectively.
15

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $11,877,668 and the total value of collateral received was $12,153,228, comprised of cash of $2,906,118 and U.S. government and/or agencies securities of $9,247,110.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$2,906,118	$ —	$ —	$ —	$2,906,118
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
9  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $5,941,048, which represents 6.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$5,288,618	$8,630,529	$(7,977,570)	$(426)	$(103)	$5,941,048	$2,565	5,941,048
16

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class F
Shares sold	32,357	$ 666,399	149,020	$ 2,811,886
Reinvestment of distributions	—	—	119,967	2,255,372
Shares redeemed	(197,875)	(4,127,520)	(451,290)	(8,555,174)
Net decrease	(165,518)	$(3,461,121)	(182,303)	$(3,487,916)
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
17

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	3,825,381.117	283,122.175	229,739.684	0
Proposal 2	3,965,029.273	31,902.097	341,311.606	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.
18

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
19

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
20

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

21

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24236     6.30.21

Calvert
VP Volatility Managed Growth Portfolio
Semiannual Report
June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2021
Calvert
VP Volatility Managed Growth Portfolio

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Performance

Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	9.35%	21.22%	8.49%	6.33%

S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	—	—	9.54%	24.28%	10.53%	7.51%
S&P 500® Daily Risk Control 12% Index	—	—	11.47	22.72	13.89	10.99
Growth Portfolio Blended Benchmark	—	—	10.57	31.03	13.01	10.71

% Total Annual Operating Expense Ratios[3]	Class F
Gross	1.00%
Net	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard S&P 500 ETF	23.6%
iShares Core U.S. Aggregate Bond ETF	15.8
Vanguard FTSE Developed Markets ETF	15.0
iShares S&P 500 Growth ETF	14.5
iShares S&P 500 Value ETF	12.5
Vanguard REIT ETF	4.2
iShares Russell 2000 ETF	3.3
Vanguard FTSE Emerging Markets ETF	2.1
iShares Core S&P Mid-Cap ETF	2.1
Total	93.1%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 20% allocation to the underlying bond index. The index dynamically allocates between the underlying equity and bond indices and cash, has a risk management overlay that seeks to limit the index volatility to 14%, and includes a synthetic put position to reduce downside risk. The launch date of the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive was September 6, 2016; information presented prior to the index launch date is back-tested. Back-tested performance is not actual performance, but is hypothetical. The back-test calculations are based on the same methodology that was in effect when the index was officially launched. S&P 500® Daily Risk Control 12% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 12%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity
REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Effective December 1, 2020, the Fund changed its primary benchmark to S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

4

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$1,093.50	$4.20 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 93.1%

Security	Shares	Value
Equity Exchange-Traded Funds — 77.3%
iShares Core S&P Mid-Cap ETF	11,000	$ 2,956,030
iShares Russell 2000 ETF	20,000	4,587,400
iShares S&P 500 Growth ETF(1)	279,300	20,313,489
iShares S&P 500 Value ETF(1)	118,000	17,421,520
Vanguard FTSE Developed Markets ETF	408,000	21,020,160
Vanguard FTSE Emerging Markets ETF(1)	55,000	2,987,050
Vanguard REIT ETF(1)	57,000	5,802,030
Vanguard S&P 500 ETF(1)	84,000	33,055,680
		$108,143,359
Fixed-Income Exchange-Traded Fund — 15.8%
iShares Core U.S. Aggregate Bond ETF(1)	192,000	$ 22,143,360
		$ 22,143,360
Total Exchange-Traded Funds (identified cost $81,084,062)		$130,286,719

Short-Term Investments — 9.2%
Affiliated Fund — 6.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	9,036,374	$ 9,036,374
Total Affiliated Fund (identified cost $9,036,590)		$ 9,036,374
Securities Lending Collateral — 2.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(3)	3,847,657	$ 3,847,657
Total Securities Lending Collateral (identified cost $3,847,657)		$ 3,847,657
Total Short-Term Investments (identified cost $12,884,247)		$ 12,884,031
Total Investments — 102.3% (identified cost $93,968,309)		$143,170,750
Other Assets, Less Liabilities — (2.3)%		$ (3,194,570)
Net Assets — 100.0%		$ 139,976,180

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $32,521,009.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	33	Long	9/17/21	$7,076,190	$ 95,582
E-mini S&P MidCap 400 Index	8	Long	9/17/21	2,153,920	(42,503)
MSCI EAFE Index	26	Long	9/17/21	2,995,330	(79,593)
					$(26,514)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Statement of Assets and Liabilities (Unaudited)

June 30, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $84,931,719) - including $32,521,009 of securities on loan	$ 134,134,376
Investments in securities of affiliated issuers, at value (identified cost $9,036,590)	9,036,374
Deposits at broker for futures contracts	690,000
Dividends receivable	111,964
Dividends receivable - affiliated	516
Securities lending income receivable	2,782
Receivable from affiliate	23,970
Directors' deferred compensation plan	35,574
Total assets	$144,035,556
Liabilities
Payable for variation margin on open futures contracts	$ 10,212
Payable for capital shares redeemed	3,789
Deposits for securities loaned	3,847,657
Payable to affiliates:
Investment advisory fee	46,203
Administrative fee	13,861
Distribution and service fees	28,877
Sub-transfer agency fee	25
Directors' deferred compensation plan	35,574
Accrued expenses	73,178
Total liabilities	$ 4,059,376
Net Assets	$139,976,180
Sources of Net Assets
Paid-in capital	$ 91,913,467
Distributable earnings	48,062,713
Total	$139,976,180
Class F Shares
Net Assets	$ 139,976,180
Shares Outstanding	6,135,832
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.81
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2021
Investment Income
Dividend income	$ 993,888
Dividend income - affiliated issuers	3,936
Securities lending income, net	9,217
Total investment income	$ 1,007,041
Expenses
Investment advisory fee	$ 275,697
Administrative fee	82,709
Distribution and service fees	172,310
Directors' fees and expenses	3,286
Custodian fees	27,401
Transfer agency fees and expenses	51,111
Accounting fees	15,618
Professional fees	16,606
Reports to shareholders	1,955
Miscellaneous	6,162
Total expenses	$ 652,855
Waiver and/or reimbursement of expenses by affiliate	$ (94,276)
Net expenses	$ 558,579
Net investment income	$ 448,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 4,793,976
Investment securities - affiliated issuers	(552)
Futures contracts	(2,047,592)
Net realized gain	$ 2,745,832
Change in unrealized appreciation (depreciation):
Investment securities	$ 9,069,014
Investment securities - affiliated issuers	(216)
Futures contracts	160,480
Net change in unrealized appreciation (depreciation)	$ 9,229,278
Net realized and unrealized gain	$11,975,110
Net increase in net assets from operations	$12,423,572
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 448,462	$ 1,359,323
Net realized gain (loss)	2,745,832	(4,196,743)
Net change in unrealized appreciation (depreciation)	9,229,278	4,917,754
Net increase in net assets from operations	$ 12,423,572	$ 2,080,334
Distributions to shareholders	$ —	$ (2,223,798)
Net decrease in net assets from capital share transactions	$ (8,651,504)	$ (15,035,226)
Net increase (decrease) in net assets	$ 3,772,068	$ (15,178,690)
Net Assets
At beginning of period	$ 136,204,112	$ 151,382,802
At end of period	$139,976,180	$136,204,112
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Financial Highlights

	Class F
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 20.86	$ 20.77	$ 17.67	$ 19.31	$ 16.70	$ 15.82
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.20	$ 0.29	$ 0.25	$ 0.23	$ 0.24
Net realized and unrealized gain (loss)	1.88	0.22	3.08	(1.68)	2.59	0.64
Total income (loss) from operations	$ 1.95	$ 0.42	$ 3.37	$ (1.43)	$ 2.82	$ 0.88
Less Distributions
From net investment income	$ —	$ (0.33)	$ (0.27)	$ (0.21)	$ (0.21)	$ —
Total distributions	$ —	$ (0.33)	$ (0.27)	$ (0.21)	$ (0.21)	$ —
Net asset value — End of period	$ 22.81	$ 20.86	$ 20.77	$ 17.67	$ 19.31	$ 16.70
Total Return(2)	9.35% (3)	2.15%	19.22%	(7.50)%	16.92%	5.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,976	$136,204	$151,383	$150,047	$156,279	$128,460
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.95% (6)	0.93%	0.89%	0.87%	0.87%	0.90%
Net expenses	0.81% (6)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.65% (6)	1.00%	1.48%	1.32%	1.25%	1.48%
Portfolio Turnover	4% (3)	13%	7%	13%	7%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 130,286,719	$ —	$ —	$ 130,286,719
Short-Term Investments:
Affiliated Fund	—	9,036,374	—	9,036,374
Securities Lending Collateral	3,847,657	—	—	3,847,657
Total Investments	$134,134,376	$9,036,374	$ —	$143,170,750
Futures Contracts	$ 95,582	$ —	$ —	$ 95,582
Total	$134,229,958	$9,036,374	$ —	$143,266,332
Liability Description
Futures Contracts	$ (122,096)	$ —	$ —	$ (122,096)
Total	$ (122,096)	$ —	$ —	$ (122,096)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and Cash Reserves Fund are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment advisory fee amounted to $275,697. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). In connection with the Transaction, CRM entered into a new sub-advisory agreement with AIP, which took effect on March 1, 2021. CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2022. For the six months ended June 30, 2021, CRM waived or reimbursed expenses of $94,276.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, CRM was paid administrative fees of $82,709.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2021 amounted to $172,310 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $39 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2021, expenses incurred under the Servicing Plan amounted to $51,051, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2021 are amounts payable to an affiliate of AIP under the Servicing Plan of $18,066.
4  Investment Activity
During the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,210,485 and $15,637,976, respectively.
14

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $5,116,805 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $5,116,805 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$94,702,154
Gross unrealized appreciation	$ 48,468,812
Gross unrealized depreciation	(26,730)
Net unrealized appreciation	$48,442,082
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2021 is included in the Schedule of Investments. During the six months ended June 30, 2021, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$95,582 (1)	$(122,096) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (2,047,592)	$ 160,480
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2021 was approximately $1,796,000 and $4,464,000, respectively.
15

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2021, the total value of securities on loan was $32,521,009 and the total value of collateral received was $33,265,289, comprised of cash of $3,847,657 and U.S. government and/or agencies securities of $29,417,632.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$3,847,657	$ —	$ —	$ —	$3,847,657
The carrying amount of the liability for deposits for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2021.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2021.
9  Affiliated Funds
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $9,036,374, which represents 6.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$8,936,923	$13,297,179	$(13,196,960)	$(552)	$(216)	$9,036,374	$3,936	9,036,374
16

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class F
Shares sold	30,095	$ 664,262	109,375	$ 2,143,779
Reinvestment of distributions	—	—	113,866	2,223,798
Shares redeemed	(422,960)	(9,315,766)	(981,640)	(19,402,803)
Net decrease	(392,865)	$(8,651,504)	(758,399)	$(15,035,226)
At June 30, 2021, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Subsequent Event – Change in Independent Registered Public Accounting Firm
On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.
KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).
17

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert VP Volatility Managed Growth Portfolio (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Ameritas Investment Partners, Inc. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	5,871,392.801	202,704.492	474,528.676	0
Proposal 2	5,956,155.156	200,519.765	391,951.048	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.
18

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 16, 2021, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
19

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
20

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

21

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24238     6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)	President’s Section 302 certification.
(a)(2)(ii)	Treasurer’s Section 302 certification.
(a)(3)	Not applicable.
(a)(4)	Change in Independent Public Accountant.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 24, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2021